Filed electronically with the Securities and Exchange Commission on February 13, 2002

                                                               File No. 33-11802
                                                               File No. 811-5002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                           Pre-Effective Amendment No.                      / /
                         Post-Effective Amendment No. 35                    /X/
                                     and/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     / /

                                Amendment No. 36                            /X/
                                              --

                           Scudder Variable Series II
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                            John Millette, Secretary
                           SCUDDER VARIABLE SERIES II
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On _______________ pursuant to paragraph (b)
/X/      On May 1, 2002 pursuant to paragraph (a)(1)
/ /      On _______________ pursuant to paragraph (a)(2) of Rule 485
/ /      On _______________ pursuant to paragraph (a)(3) of Rule 485

         If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                     SCUDDER
                                                                     INVESTMENTS

 Supplement to the currently effective Prospectus for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 4, 2001

--------------------------------------------------------------------------------

Scudder Variable Series II


o  Scudder Aggressive Growth Portfolio                            o  SVS Davis Venture Value Portfolio

o  Scudder Blue Chip Portfolio                                    o  SVS Dreman Financial Services Portfolio

o  Scudder Contrarian Value Portfolio                             o  SVS Dreman High Return Equity Portfolio

o  Scudder Global Blue Chip Portfolio                             o  SVS Dreman Small Cap Value Portfolio

o  Scudder Government Securities Portfolio                        o  SVS Eagle Focused Large Cap Growth Portfolio

o  Scudder Growth Portfolio                                       o  SVS Focus Value+Growth Portfolio

o  Scudder High Yield Portfolio                                   o  SVS Index 500 Portfolio

o  Scudder International Select Equity Portfolio                  o  SVS INVESCO Dynamic Growth Portfolio

o  Scudder Investment Grade Bond Portfolio                        o  SVS Janus Growth And Income Portfolio

o  Scudder Money Market Portfolio                                 o  SVS Janus Growth Opportunities Portfolio

o  Scudder New Europe Portfolio                                   o  SVS MFS Investors Trust Portfolio

o  Scudder Small Cap Growth Portfolio                             o  SVS MFS Strategic Value Portfolio

o  Scudder Strategic Income Portfolio                             o  SVS Oak Strategic Equity Portfolio

o  Scudder Technology Growth Portfolio                            o  SVS Turner Mid Cap Growth Portfolio

o Scudder Total Return Portfolio



Prospectus

May 1, 2002

Class A Shares

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.





The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



   How the Portfolios Work                                                                  Your Investment in
                                                                                            the Portfolios

     3  Scudder Aggressive Growth                49  SVS Dreman Financial Services           86  Buying and Selling Shares
        Portfolio                                    Portfolio
                                                                                             86  How the Portfolios Calculate
     6  Scudder Blue Chip Portfolio              52  SVS Dreman High Return                      Share Price
                                                     Equity Portfolio
     9  Scudder Contrarian Value                                                             87  Distributions
        Portfolio                                55  SVS Dreman Small Cap Value
                                                     Portfolio                               87  Taxes
    12  Scudder Global Blue Chip
        Portfolio                                58  SVS Eagle Focused Large Cap
                                                     Growth Portfolio
    15  Scudder Government
        Securities Portfolio                     61  SVS Focus Value+Growth
                                                     Portfolio
    18  Scudder Growth Portfolio
                                                 64  SVS Index 500 Portfolio
    21  Scudder High Yield Portfolio
                                                 67  SVS INVESCO Dynamic
    24  Scudder International Select                 Growth Portfolio
        Equity Portfolio
                                                 69  SVS Janus Growth And Income
    27  Scudder Investment Grade                     Portfolio
        Bond Portfolio
                                                 72  SVS Janus Growth
    30  Scudder Money Market                         Opportunities Portfolio
        Portfolio
                                                 75  SVS MFS Investors Trust
    33  Scudder New Europe Portfolio                 Portfolio

    36  Scudder Small Cap Growth                 76  SVS MFS Strategic Value
        Portfolio                                    Portfolio

    39  Scudder Strategic Income                 77  SVS Oak Strategic Equity
        Portfolio                                    Portfolio

    42  Scudder Technology Growth                78  SVS Turner Mid Cap Growth
        Portfolio                                    Portfolio

    45  Scudder Total Return Portfolio           80  Other Policies and Risks

    48  SVS Davis Venture Value                  81  Investment Advisor
        Portfolio
                                                 84  Portfolio Subadvisors

How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Aggressive Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation through the use of aggressive investment techniques.

The portfolio normally invests at least 65% of total assets in equities -- mainly common stocks -- of U.S. companies. Although the portfolio can invest in stocks of any size and market sector, it may invest in initial public offerings
(IPOs) and in growth-oriented market sectors, such as the technology sector. In fact, the portfolio's stock selection methods may at times cause it to invest more than 25% of total assets in a single sector. A sector is made up of numerous industries.

In choosing stocks, the portfolio managers look for individual companies in growing industries that have innovative products and services, competitive positions, repeat customers, effective management, control over costs and prices and strong balance sheets and earnings growth.

To a limited extent, the managers may seek to take advantage of short-term trading opportunities that result from market volatility. For example, the managers may increase positions in favored companies when prices decline and may sell fully valued companies when prices rise.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated, other investments offer better opportunities or to adjust its emphasis in a given industry.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform. When growth stock prices fall, you should expect the value of your investment to fall as well. The fact that the portfolio may focus on one or more sectors increases this risk, because factors affecting those sectors could affect portfolio performance.

Similarly, because the portfolio isn't diversified and can invest a larger percentage of assets in a given stock than a diversified portfolio, factors affecting that stock could affect portfolio performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Stocks of small companies (including most that issue IPOs) can be highly volatile because their prices often depend on future expectations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may be appropriate for long-term investors who can accept an above-average level of risk to their investment in exchange for potentially higher performance.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Return (%) as of 12/31/2001

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-----------------------------------------------------------
                                       2000       2001
-----------------------------------------------------------
                                      -4.96


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 3000 Index, an unmanaged index composed of the largest-capitalized U.S.-domiciled companies whose stocks trade in the U.S.

*  Since 4/30/1999

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


  Sewall F. Hodges                          Jesus A. Cabrera
  Lead Portfolio Manager                     o Began investment career in 1984
   o Began investment career in 1978         o Joined the advisor in 1999
   o Joined the advisor in 1995              o Joined the portfolio team in 1999
   o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Aggressive Growth Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital and income.

Under normal circumstances, the portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies (those with market values of $1 billion or more) that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $___) and that the portfolio managers believe are "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividend history, easy access to credit, solid positions in their industries and strong management. As of December 31, 2001, companies in which the portfolio invests had a median market capitalization of approximately $__ billion.

In choosing stocks, the portfolio managers look for attractive "blue chip" companies: large, well-known established companies with sound financial strength whose stock price is attractive relative to potential growth. The managers look for factors that could signal future growth, such as new management, products or business strategies.

The managers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors with long-term goals who want a core stock investment may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------
                        1998        1999       2000       2001
-------------------------------------------------------------------

                        13.84      25.24      -7.84

2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/97
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged capitalization-weighted price-only index that includes the 1000 largest capitalized U.S. companies whose common stocks are traded in the United States.

*    Since 4/30/1997

In the bar chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Kathleen Millard                        Gregory S. Adams
  Co-Lead Portfolio Manager               Co-Lead Portfolio Manager
    o Began investment career in 1983       o Began investment career in 1987
    o Joined the advisor in 1991            o Joined the advisor in 1999
    o Joined the portfolio team in 2002     o Joined the portfolio team in 2002

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Blue Chip Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Contrarian Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.

The portfolio normally invests at least 65% of total assets in common stocks and other equity securities of large U.S. companies (those with market values of $1 billion or more) that the portfolio managers believe are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). As of December 31, 2000, companies in which the portfolio invests had a median market capitalization of approximately $12.9 billion.

The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of the sectors and industries represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks decline, you should expect the value of your investment to decline as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses in one or more sectors, any factors affecting those sectors could affect portfolio performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors seeking to diversify a growth-oriented portfolio or add a core holding to a value-oriented portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------
                   1997       1998        1999       2000       2001
-------------------------------------------------------------------------

                  30.38       19.26      -10.21     16.13


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/96
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Since 4/30/1996

In the bar chart, total return for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Thomas F. Sassi                          Frederick L. Gaskin
  Lead Portfolio Manager                    o Began investment career in 1986
   o Began investment career in 1971        o Joined the advisor in 1996
   o Joined the advisor in 1996             o Joined the portfolio team in 1997
   o Joined the portfolio team in 1997

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Contrarian Value Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Global Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of "blue chip" companies throughout the world that the portfolio managers believe are "blue chip" companies. These are large, well known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Although the portfolio may invest in any country, it primarily focuses on countries with developed economies (including the U.S.).

In choosing stocks, the portfolio managers look for those blue-chip companies that appear likely to benefit from global economic trends or have promising new technologies or products.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio normally will sell a stock when the managers believe it has reached its fair value, when its fundamental factors have changed or when adjusting its exposure to a given country or industry.

Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. While the fund invests mainly in developed countries, it may invest up to 15% of total assets in emerging market debt or equity securities (of which 5% of total assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

If you are interested in large-cap stocks and want to look beyond U.S. markets, this portfolio may be appropriate for you.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-----------------------------------------------------------------
                                  1999       2000       2001
-----------------------------------------------------------------

                                 26.70      -3.36


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/5/98
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: MSCI World Index, an unmanaged index generally accepted as a benchmark for world equity markets.**

*    Since 4/30/1998

** The portfolio seeks long-term capital growth by investing in securities of companies throughout the world. In light of this, the portfolio's investment advisor believes that it is more appropriate to measure the portfolio's performance against the MSCI World Index than against the S&P 500 Index.

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  William E. Holzer                        Nicholas Bratt
  Lead Portfolio Manager                    o Began investment career in 1974
   o Began investment career in 1970        o Joined the advisor in 1976
   o Joined the advisor in 1980             o Joined the portfolio team in 1998
   o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Global Blue Chip Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Government Securities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income consistent with preservation of capital.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and repurchase agreements of U.S. government securities. U.S. government-related debt instruments in which the portfolio may invest include:

o    direct obligations of the U.S. Treasury

o securities issued or guaranteed, as to their payment of principal and interest, by U.S. government agencies or government sponsored entities

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of U.S. Treasury obligations compared to other U.S. government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

Credit Quality Policies

This portfolio normally invests all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the portfolio more sensitive to this risk.

Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the U.S. Treasury. The guarantee of the U.S. government doesn't protect the portfolio against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the portfolio itself.

Mortgage-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the portfolio to reinvest the money at a lower rate. In addition, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the portfolio to endure lower yields. The result for the portfolio could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers or other matters

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who want a portfolio that searches for attractive yields generated by U.S. government securities.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
  1992    1993    1994    1995     1996    1997   1998     1999     2000    2001
--------------------------------------------------------------------------------

  5.92    6.48   -2.74    18.98    2.56    8.96   7.03     0.68    10.93


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                            1 Year              5 Years             10 Years
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Salomon Brothers 30-Year GNMA Index, an unmanaged index that measures the total return of GNMA 30-year pass-throughs of single family and graduated payment mortgages.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Scott E. Dolan
  Lead Portfolio Manager
     o Began investment career in 1989
     o Joined the advisor in 1989
     o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Government Securities Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of capital.

The portfolio normally invests at least 65% of total assets in common stocks of large U.S. companies (those with market values of $1 billion or more). As of December 31, 2000, companies in which the portfolio invests have a median market capitalization of approximately $50 billion.

In choosing stocks, the portfolio manager looks for individual companies that have strong product lines, effective management and leadership positions within core markets. The manager also analyzes each company's valuation, stock price movements and other factors.

Based on the above analysis, the manager classifies stocks as follows:

Stable Growth (typically at least 70% of portfolio): companies with strong business lines and potentially sustainable earnings growth

Accelerating Growth (typically up to 25% of portfolio): companies with a history of strong earnings growth and the potential for continued growth

Special Situations (typically up to 15% of portfolio): companies that appear likely to become Stable Growth or Accelerating Growth companies through a new product launch, restructuring, change in management or other catalyst

The manager intends to keep the portfolio's holdings diversified across industries and companies, and generally keep its sector weightings similar to those of the Russell 1000 Growth Index.

The portfolio normally will sell a stock when the manager believes its earnings potential or its fundamental qualities have deteriorated or when other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks may at times not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may be suitable for investors who want a moderate to aggressive long-term growth portfolio with a large-cap emphasis.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
1992     1993    1994   1995    1996    1997    1998      1999     2000    2001
--------------------------------------------------------------------------------

3.58    14.62   -4.62   32.97  21.63    21.34   15.10    37.12    -19.06


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger U.S. companies with greater-than-average growth orientation.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

The Portfolio Managers

The following person handles the day-to-day management of the portfolio:

  Jesse Stuart                              William Gadsden
  Lead Portfolio Manager                     o Began investment career in 1981
   o Began investment career in 1996         o Joined the advisor in 1983
   o Joined the advisor in 1996              o Joined the portfolio team in 2002
   o Joined the portfolio team in 2001

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Growth Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder High Yield Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of current income.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in lower rated, high yield/high risk fixed-income securities, often called junk bonds. Generally, the portfolio invests in bonds from U.S. issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio managers analyze securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or who they believe are unlikely to default.

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

Credit Quality Policies

The portfolio normally invests at least 65% of total assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

For this portfolio, one of the main risk factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the portfolio more sensitive to this risk. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds. To the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Because the economy has a strong impact on corporate bond performance, the portfolio will tend to perform less well than other types of bond funds when the economy is weak.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the portfolio's performance

o    currency fluctuations could cause foreign investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors who seek high current income and can accept risk of loss of principal may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
  1992     1993   1994   1995    1996    1997   1998    1999    2000       2001
--------------------------------------------------------------------------------
 17.75    19.99  -2.24   17.40  14.06   11.61   1.45    2.15   -8.68


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2                                            N/A*                 N/A*
--------------------------------------------------------------------------------

Index 1: Salomon Brothers Long-Term High Yield Bond Index, a measure of the total return of high yield bond issues with a par value of at least $50 million and a remaining maturity of at least ten years.

Index 2: The DLJ High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield market. The index includes $302 billion in tradable securities.

*    The index was not in existence at this time.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


  Harry E. Resis, Jr.                      Daniel J. Doyle
  Lead Portfolio Manager                    o Began investment career in 1984
   o Began investment career in 1968        o Joined the advisor in 1986
   o Joined the advisor in 1988             o Joined the portfolio team in 1999
   o Joined the portfolio team in 1992

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder High Yield Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder International Select Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio seeks to achieve its investment objective by investing in a focused list of approximately 40 stocks that portfolio management believes have the greatest upside potential on a rolling 12 month view. Portfolio management uses an entirely bottom-up approach, with no active allocation between countries, regions or industries.

Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics . At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE Index. However, the portfolio may invest up to 50% of its total assets in non-Index securities of companies located in the countries that make up the Index. The portfolio invests in securities of issuers with a minimum market capitalization of $500 million.

The managers also look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries, industries and companies represented.

The portfolio will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given industry or country.

Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The portfolio may also invest up to 20% of total assets in investment-grade debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important factor with this portfolio is how foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. To the extent that the portfolio emphasizes a given area, such as Europe, or a given industry, factors affecting that market or industry will affect performance.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons that include political and economic uncertainties, less liquid securities markets and a higher risk that essential information may be incomplete or wrong. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o a bond could fall in credit quality, go into default or be paid off earlier than expected, which could hurt the portfolio's performance

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who want a diversified international portfolio whose strategy focuses on the advisor's top research recommendations.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
  1993    1994   1995     1996   1997    1998     1999       2000       2001
--------------------------------------------------------------------------------

 32.79   -3.59   12.83   16.49   9.46    10.02   45.71      -20.49


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 1/6/92
                             1 Year          5 Years         Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: The MSCI EAFE Index (Morgan Stanley Capital International Europe, Austral-Asia, Far East Index) is a generally accepted benchmark for performance of major overseas markets.

Index 2: MSCI EAFE + EMF Index, a generally accepted benchmark for performance of major overseas markets, plus emerging markets.**

*    Since 12/31/1991

** The portfolio seeks long-term capital appreciation though investment mainly in common stocks of large foreign companies. In light of this, the portfolio's investment advisor believes that is more appropriate to measure the portfolio's performance against the MSCI EAFE + EMF Index than against the EAFE Index.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Elizabeth J. Allan                     Andreas Waldburg-Wolfegg
  Co-Lead Portfolio Manager              Co-Lead Portfolio Manager
    o Began investment career in 1982      o Began investment career in 1993
    o Joined the advisor in 1987           o Joined the advisor in 1997
    o Joined the fund team in 2001         o Joined the fund team in 2001

  Terrence Gray
  Co-Lead Portfolio Manager
   o Began investment career in 1993
   o Joined the advisor in 1993
   o Joined the fund team in 2001

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

Scudder International Select Equity Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Investment Grade Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income.

The portfolio pursues its goal by investing primarily in a diversified portfolio of fixed-income securities.

The portfolio can buy many types of income-producing securities, among them corporate bonds, U.S. government and agency bonds, high quality commercial paper, obligations of the Canadian government or its instrumentalities (payable in U.S. dollars), bank certificates of deposit of domestic or Canadian chartered banks with deposits in excess of $1 billion and cash and cash equivalents. Generally, the portfolio invests in U.S. bonds or instruments, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell, the portfolio manager uses independent analysis to look for bonds of companies whose fundamental business prospects and cash flows are expected to improve. The manager also considers valuation, preferring those bonds that appear attractively priced in comparison to similar issues.

Based on the analysis of economic and market trends, the manager may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented.

Credit Quality Policies

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowing for investment purposes, in bonds of the top four grades of credit quality. The portfolio could invest up to 35% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Other Investments

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. Changes in interest rates will also affect the portfolio's yield: when rates fall, the portfolio's yield tends to fall as well.

Because the economy affects corporate bond performance, the portfolio will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with lower rated bonds

o some bonds could be paid off earlier than expected, which could hurt the portfolio's performance

o    currency fluctuations could cause foreign investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who want exposure to the corporate bond market through a diversified investment portfolio that seeks high current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-----------------------------------------------------------------------
                 1997       1998        1999       2000       2001
-----------------------------------------------------------------------

                 9.04       7.93       -2.06       9.90


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/96
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate- and long-term government and investment-grade corporate debt securities.

*    Since 4/30/1996

The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

  Robert S. Cessine
  Lead Portfolio Manager
     o Began investment career in 1982
     o Joined the advisor in 1993
     o Joined the portfolio team in 1996

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Investment Grade Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income to the extent consistent with stability of principal.

The portfolio invests exclusively in high-quality short-term securities, as well as repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. government, corporations and municipalities. The portfolio typically invests more than 25% of net assets in obligations of U.S. banks and domestic branches of foreign banks. However, everything the portfolio buys must meet the rules for money market fund investments (see below).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to decline.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money market funds to particular types of securities. Some of these rules include the following:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit ratings (or, if unrated, of comparable quality) for short-term securities and be denominated in U.S. dollars

The Main Risks of Investing in the Portfolio

Money market portfolios are generally considered to have lower risks than other types of mutual fund portfolios. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor affecting the portfolio's performance is market interest rates. The portfolio's yield tends to reflect current short-term interest rates, which means that when these rates decline, the portfolio's yield generally declines as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, inflation may erode the real value of an investment in the portfolio

This portfolio may be of interest to investors who want a broadly diversified money market fund.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
 1992    1993   1994   1995    1996   1997   1998    1999    2000       2001
--------------------------------------------------------------------------------
 3.43    2.85   3.95   5.66    5.03   5.25   5.15    4.84    6.10


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                     1 Year        5 Years        10 Years
---------------------------------------------------------------
Portfolio
---------------------------------------------------------------

7-day yield as of December 31, 2001.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Frank Rachwalski, Jr.                   Jerri I. Cohen
  Lead Portfolio Manager                   o Began investment career in 1981
   o Began investment career in 1973       o Joined the advisor in 1992
   o Joined the advisor in 1973            o Joined the portfolio team in 1998
   o Joined the portfolio team in 1984

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder New Europe Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital appreciation.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in European common stocks and other equities (equities that are traded mainly on European markets or are issued by companies that are based in Europe or do more than half of their business there). The portfolio generally focuses on common stocks of companies in the more established markets of Western and Southern Europe such as Finland, Germany, France, Italy, Spain and Portugal.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with new or dominant products or technologies, among other factors.

Growth orientation. The managers look for stocks that seem to offer the potential for sustainable above-average growth of revenues or earnings relative to each stock's own market and whose market prices are reasonable in light of their potential growth.

Top-down analysis. The managers consider the outlook for economic, political, industrial and demographic trends and how they may affect various countries, sectors and industries represented.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when it has reached a target price, the managers believe other investments offer better opportunities or when adjusting its exposure to a given country or industry.

Other Investments

The portfolio may invest up to 20% of total assets in European debt securities of any credit quality, including junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important factor with this portfolio is how European stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When European stock prices fall, you should expect the value of your investment to fall as well.

The fact that the portfolio focuses on a single geographical region could affect portfolio performance. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments. Foreign stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o    growth stocks may be out of favor for certain periods

o    derivatives could produce disproportionate losses

o bond investments could be hurt by rising interest rates or declines in credit quality

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This fund may appeal to investors who seek long-term growth and want to gain exposure to Europe's established markets.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2000, the portfolio was named Kemper International Growth and Income Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

----------------------------------------------------------------------
                                       1999       2000       2001
----------------------------------------------------------------------
                                      14.09      -6.17


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/5/98
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: The MSCI EAFE Index (Morgan Stanley Capital International Europe, Austral-Asia, Far East Index) is a generally accepted benchmark for performance of major overseas markets.

Index 2: The MSCI Europe Equity Index, an unmanaged index that is generally representative of the equity securities of the European markets.**

*    Since 4/30/1998

** The portfolio seeks long-term capital appreciation through investment in European common stocks and other equities. In light of this, the portfolio's investment advisor believes that is more appropriate to measure the portfolio's performance against the MSCI Europe Equity Index than against the EAFE Index.

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Carol L. Franklin                        Marc Slendebroek
  Lead Portfolio Manager                    o Began investment career in 1990
   o Began investment career in 1975        o Joined the advisor in 1994
   o Joined the advisor in 1981             o Joined the portfolio team in 2000
   o Joined the portfolio team in 2000

  Nicholas Bratt
   o Began investment career in 1974
   o Joined the advisor in 1976
   o Joined the portfolio team in 2000

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2000, the portfolio was named Kemper International Growth and Income Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

Scudder New Europe Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Small Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of investors' capital.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index (as of December 31, 2001, the Russell 2000 Growth Index had a median market capitalization of $___).

In choosing stocks, the portfolio manager looks for individual companies with a history of revenue growth, effective management and strong balance sheets, among other factors. In particular, the manager seeks companies that may benefit from technological advances, new marketing methods and economic and demographic changes.

The manager also considers the economic outlooks for various sectors and industries, typically favoring those where high growth companies tend to be clustered, such as medical technology, software and specialty retailing.

The manager may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

The portfolio normally will sell a stock when the manager believes its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities. The portfolio also may sell securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, as necessary to keep focused on smaller companies.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small company portion of the U.S. stock market. When prices of these stocks decline, you should expect the value of your investment to decline as well. Small stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors who are looking to add the growth potential of smaller companies or to diversify a large-cap growth portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
     1995        1996       1997       1998        1999       2000       2001
--------------------------------------------------------------------------------
     30.07      28.04      34.20       18.37      34.56      -10.71


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                                 Since 5/2/94
                             1 Year              5 Years      Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2

Index 3
--------------------------------------------------------------------------------

Index 1: Russell 2000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 2000 Index.

Index 2: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks.

Index 3: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*    Since 4/30/1994

The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

  Jesus A. Cabrera
  Lead Portfolio Manager
    o Began investment career in 1984
    o Joined the advisor in 1999
    o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Small Cap Growth Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Strategic Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current return.

The portfolio invests mainly in bonds issued by U.S. and foreign corporations and governments. The portfolio may invest up to 50% of total assets in foreign bonds, including emerging market issuers.

In deciding which types of securities to buy and sell, the portfolio managers evaluate each major type of security the portfolio invests in -- U.S. junk bonds, investment-grade corporate bonds, emerging markets securities, foreign government bonds and U.S. government and agency securities. The managers typically consider a number of factors, including the relative attractiveness of different types of securities, the potential impact of interest rate movements, the outlook for various types of foreign bonds (including currency considerations) and the relative yields and risks of bonds of various maturities.

The managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the issuers and industries represented.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

Credit Quality Policies

The credit quality of the portfolio's investments may vary; the portfolio may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

For this portfolio, the main risk factor will vary depending on the portfolio's weighting of various types of securities. To the extent that the portfolio invests in junk bonds, one of the main risk factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds may decline in credit quality or go into default. This may affect a company, an industry or the high yield market as a whole.

To the extent that the portfolio invests in higher quality bonds, a major factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the portfolio more sensitive to this risk.

Foreign securities tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. To the extent the portfolio emphasizes emerging markets where these risks are greater, it takes on greater risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o    currency fluctuations could cause foreign investments to lose value

o some bonds could be paid off earlier than expected, which could hurt the portfolio's performance

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors looking for a bond portfolio that emphasizes different types of bonds depending on market and economic outlooks, and who can accept risk of loss of principal, may want to invest in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2000, the portfolio was named Kemper Global Income Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies were in effect.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
                                     1998        1999       2000       2001
--------------------------------------------------------------------------------
                                     10.98      -5.85       2.57


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q

Average Annual Total Returns (%) as of 12/31/2001

                                                                  5/1/97
                               1 Year Since                   Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: The Salomon Brothers World Government Bond Index, an unmanaged index comprised of government bonds from 18 developed countries (including the U.S.) with maturities greater than one year.

Index 2: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate- and long-term government and investment-grade corporate debt securities.

*  Since 4/30/1997

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  J. Patrick Beimford                       Jan Faller
  Co-Lead Portfolio Manager                 Co-Lead Portfolio Manager
    o Began investment career in 1976         o Began investment career in 1988
    o Joined the advisor in 1976              o Joined the advisor in 1999
    o Joined the fund team in 1996            o Joined the fund team in 2000

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2000, the portfolio was named Kemper Global Income Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

Scudder Strategic Income Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Technology Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector. This may include companies of any size that commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are aerospace, electronics, computers/software, medicine/biotechnology, geology and oceanography.

In choosing stocks, the portfolio managers look for individual companies that have robust and sustainable earnings momentum, large and growing markets, innovative products and services and strong balance sheets, among other factors.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the portfolio focuses on one sector increases this risk, because factors affecting this sector affect portfolio performance. For example, technology companies could be hurt by such factors as market saturation, price competition and competing technologies.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio's first complete calendar year. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Return (%) as of 12/31/2000

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

----------------------------------------------------------------------
                                                  2000       2001
----------------------------------------------------------------------
                                                 -21.57


2002 Total Return as of March 31: %

Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Hambrecht & Quist Technology Index, a market capitalization-weighted index which is composed of publicly traded stocks in approximately 275 technology companies.

Index 2: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger U.S. companies with greater-than-average growth orientation.

*  Since 4/30/1999

In the table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

  Blair Treisman
  Lead Portfolio Manager
    o Began investment career in 1993
    o Joined the advisor in 1999
    o Joined the portfolio team in 2000

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Technology Growth Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Total Return Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high total return, a combination of income and capital appreciation.

The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds.

The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, U.S. government bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but the portfolio may invest up to 25% of total assets in foreign securities.

The portfolio managers may shift the proportion of the portfolio's holdings, at different times favoring stocks or bonds (and within those asset classes, different types of securities), while still maintaining variety in terms of the securities, issuers and economic sectors represented.

In choosing individual stocks, the managers favor large companies with a history of above-average growth, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

The portfolio will normally sell a stock when it reaches a target price or when the managers believe its fundamental qualities have deteriorated.

In deciding what types of bonds to buy and sell, the managers consider their relative potential for stability and attractive income, and other factors such as credit quality and market conditions. The portfolio may invest in bonds of any duration.

Other Investments

Normally, this portfolio's bond component consists mainly of investment-grade bonds (those in the top four grades of credit quality). However, the portfolio could invest up to 35% of its total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important factor is how stock markets perform -- something that depends on many influences, including economic, political and demographic trends. When stock prices decline, the value of your investment is likely to decline as well. Stock prices can be hurt by poor management, shrinking product demand and other business risks. Stock risks tend to be greater with smaller companies.

The portfolio is also affected by the performance of bonds. A rise in interest rates generally means a decline in bond prices and, in turn, a decline in the value of your investment. Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, the relative attractiveness of stocks and bonds or other matters

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        growth stocks may be out of favor for certain periods

o        a bond could decline in credit quality or go into default

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Because the portfolio invests in a mix of stocks and bonds, this portfolio could make sense for investors seeking asset class diversification in a single investment portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    1992        1993       1994       1995        1996       1997       1998        1999       2000       2001
-------------------------------------------------------------------------------------------------------------------
    1.69       12.11      -9.49       25.97      16.76      19.96       15.14      14.81      -2.63


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q

Average Annual Total Returns (%) as of 12/31/2001
                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2

Index 3
--------------------------------------------------------------------------------

Index 1: Standard and Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate- and long-term government and investment-grade corporate debt securities.

Index 3: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger U.S. companies with greater-than-average orientation.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


William Gadsden                           Jesse Stuart
Lead Portfolio Manager                      o Began investment career in 1996
  o Began investment career in 1981         o Joined the advisor in 1996
  o Joined the advisor in 1983              o Joined the portfolio team in 2002
  o Joined the portfolio team in 2002

Robert S. Cessine
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Total Return Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Davis Venture Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

The portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

The portfolio managers select common stocks of quality, overlooked growth companies at value prices and hold them for the long term. The portfolio managers look for companies with sustainable growth rates selling at modest price-earnings multiples that the portfolio managers hope will expand as other investors recognize the company's true worth. The portfolio managers believe that by combining a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks.

The portfolio managers consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns.

Other Investments

The portfolio may also invest in foreign companies and U.S. companies with smaller market capitalizations.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors with long-term goals who want a core stock investment may be interested in this portfolio.

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Davis Selected Advisers, L.P. The portfolio managers are Christopher C. Davis and Kenneth Charles Feinberg, who have each managed the portfolio since inception. Mr. Davis is Chief Executive Officer of Davis Selected Advisers, L.P. and manages several funds advised by the firm. Mr. Feinberg also manages several funds advised by Davis Selected Advisers, L.P. and joined the firm in 1994 as a research analyst.

SVS Dreman Financial Services Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide long-term capital appreciation.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. This may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies.

The portfolio manager begins by screening for financial services stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The manager assembles the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various financial industries. The manager may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the manager's expectations.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 30% of total assets in foreign securities, and up to 35% of total assets in investment-grade debt securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform, and in this case, financial services stocks. When stock prices decline, you should expect the value of your investment to decline as well. The fact that the portfolio focuses on a single sector increases this risk, because factors affecting that sector could affect portfolio performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Similarly, because the portfolio isn't diversified and can invest a larger percentage of assets in a given stock than a diversified fund, factors affecting that stock could affect the portfolio's performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o the bond portion of the portfolio could be hurt by rising interest rates or declines in credit quality

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may be appropriate for long-term investors who want to gain exposure to the financial services sector and can accept the above-average risks of a sector-specific investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

------------------------------------------
           1999       2000       2001
------------------------------------------
          -5.05      27.04


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/4/98
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: S&P Financial Index, a capitalization-weighted price-only index representing 11 financial industries and 74 financial companies.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Since 4/30/1998

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The portfolio manager is David N. Dreman, founder and chairman of Dreman Value Management L.L.C., the portfolio's subadvisor. Widely regarded as a leading proponent of value-style investment management, Mr. Dreman began his investment career in 1957 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

SVS Dreman Financial Services Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman High Return Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $___) and that the portfolio manager believes are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). As of December 31, 2001, companies in which the portfolio invests had a median market capitalization of approximately $___ billion and an average market capitalization of $___ billion.

The portfolio manager begins by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

The manager assembles the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The manager may favor securities from different sectors and industries at different times, while still maintaining variety in terms of sectors and industries represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the manager's expectations.

Other Investments

The portfolio may invest up to 20% of total assets in U.S. dollar-denominated American Depositary Receipts and in securities of foreign companies traded principally in securities markets outside the U.S.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), particularly exchange-traded stock index futures, which offer the portfolio exposure to future stock market movements without direct ownership of stocks, the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio concentrates in one or more sectors, any factors affecting those sectors could affect portfolio performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may serve investors with long-term goals who are interested in a large-cap value portfolio that may focus on certain sectors of the economy.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

------------------------------------
     1999       2000       2001
------------------------------------
    -11.16     30.52


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001
                                                                Since 5/4/98
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Since 4/30/1998

The Portfolio Manager

The portfolio manager is David N. Dreman, founder and chairman of Dreman Value Management L.L.C., the portfolio's subadvisor. Widely regarded as a leading proponent of value-style investment management, Mr. Dreman began his investment career in 1957 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

SVS Dreman High Return Equity Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital appreciation.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index (as of December 31, 2001, the Russell 2000 Value Index had a median market capitalization of $__).

The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries. The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 20% of total assets in securities of foreign companies in the form of U.S. dollar-denominated American Depositary Receipts.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small company portion of the U.S. stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may make sense for value-oriented investors who are interested in small-cap market exposure.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

---------------------------------------------------------
   1997       1998        1999       2000       2001
---------------------------------------------------------
  21.73      -11.25       2.80       4.05


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                    Since 5/1/96
                               1 Year             Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks.

*        Since 4/30/1996

In the bar chart, total return for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management, L.L.C. The co-lead portfolio managers are David N. Dreman and John Dorfman; Nelson Woodard is a portfolio manager. Mr. Dreman is the founder and chairman of Dreman Value Management, L.L.C., the portfolio's subadvisor. Widely regarded as a leading proponent of value-style investment management, Mr. Dreman began his investment career in 1957 and has managed the portfolio since 2002. Mr. Dorfman is a managing director of DVM and joined the portfolio in 2002. Mr. Dorfman was a financial journalist for 27 years, providing financial analysis of companies and investment strategies. Mr. Woodard is a managing director and founding partner of DVM, and joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

SVS Dreman Small Cap Value Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Eagle Focused Large Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth through long-term capital appreciation.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong U.S. growth companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2001, the Russell 1000 Growth Index had a median market capitalization of $___). Growth stocks are stocks of companies with above-average earnings growth potential. The portfolio uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase. The portfolio focuses on companies that the portfolio manager considers likely to have long-term returns greater than the average for companies included in the S&P 500 Index. The portfolio seeks companies that have at the time of purchase one or more of the following characteristics:

o earnings-per-share or revenue growth greater than the average of the S&P 500 Index;

o a dominant company in its industry with a sustainable competitive advantage; or

o an exceptional management team with a clearly articulated vision of their company's future.

If the stock price appreciates to a level that the portfolio manager believes is not sustainable, the portfolio generally will sell the stock to realize the existing profits and avoid a potential price correction.

Other Investments

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The portfolio manager's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment goal.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio's performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Return (%) as of 12/31/2001 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------
            2000       2001
--------------------------------
           -9.02


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                               Since 10/29/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

*  Since 10/31/1999

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The portfolio's subadvisor is Eagle Asset Management, Inc. The portfolio manager is Ashi Parikh. Mr. Parikh joined Eagle Asset Management, Inc. in 1999 and has managed the portfolio since its inception. Prior to 1999, he was employed by an unaffiliated investment advisor.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

SVS Eagle Focused Large Cap Growth Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Focus Value+Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the fund is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

The portfolio normally invests at least 65% of total assets in U.S. common stocks. Although the portfolio can invest in stocks of any size, it mainly chooses stocks from among the 1,000 largest (as measured by market capitalization). The portfolio manages risk by investing in both growth and value stocks. The portfolio seeks to maintain an approximately equal allocation of assets between growth securities and value securities and will periodically rebalance its assets to maintain a 50% allocation of invested assets to each discipline.

The portfolio retains two portfolio management teams dedicated to managing the growth and value portions of the portfolio, respectively. Each team focuses its investment on a core number of common stocks. Currently, it is anticipated that each team will invest in approximately 15-30 stocks.

In choosing growth stocks, the managers look for companies with a history of above-average growth, attractive prices relative to potential growth and sound financial strength, among other factors. With value stocks, the managers look for companies whose stock prices are low in light of earnings, cash flow and other valuation measures, while also considering such factors as improving fundamentals and management strategy.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or to adjust the proportions of growth and value stocks.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Similarly, because the portfolio isn't diversified and can invest a larger percentage of assets in a given company than a diversified portfolio, factors affecting that company could affect portfolio performance. Also, because each portfolio management team invests independently, it is possible that each team may hold the same security or both teams may favor the same industry.

It is also possible that one team may buy a security at the same time that the other team is selling it, resulting in no significant change in the overall portfolio but creating additional costs for the portfolio. Because the managers periodically rebalance the portfolio to maintain an approximately even allocation between growth and value securities, the portfolio may also incur additional costs since sales of portfolio securities may result in higher portfolio turnover.

In any given period, either growth stocks or value stocks will generally lag the other; because the portfolio invests in both, it is likely to lag any portfolio that focuses on the type of stock that outperforms during that period, and at times may lag both.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, the relative attractiveness of growth stocks and value stocks or other matters

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio is designed for investors with long-term goals who want to gain exposure to both growth and value stocks in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2001, the portfolio was named Kemper Value+Growth Portfolio and operated with a different investment strategy and a different advisor managed the growth portion of the portfolio. Performance would have been different if the portfolio's current policies and subadvisor/multi-manager arrangement had been in effect.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

----------------------------------------------------------
    1997       1998        1999       2000       2001
----------------------------------------------------------
   25.47       20.17      16.52      -3.90


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q

Average Annual Total Returns (%) as of 12/31/2001

                                                    Since 5/1/96
                               1 Year             Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged capitalization-weighted price only index that includes the 1000 largest capitalized U.S. companies whose common stocks are traded in the United States.

*  Since 4/30/1996

In the bar chart, total return for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the value portion of the portfolio:

  Lois Roman                               Jonathan Lee
  Lead Portfolio Manager                     o Began investment career in 1985
    o Began investment career in 1988        o Joined the advisor in 1991
    o Joined the advisor in 1994             o Joined the portfolio team in 2001
    o Joined the portfolio team in 2001

Jennison Associates LLC is the subadvisor to the growth portion of the portfolio. The following people handle the day-to-day management:

  Spiros Segalas                           Kathleen McCarragher
    o Began investment career in 1960        o Began investment career in 1982
    o Joined the subadvisor in 1969          o Joined the subadvisor in 1998
    o Joined the portfolio team in 2001      o Joined the portfolio team in 2001

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2001, the portfolio was named Kemper Value+Growth Portfolio and operated with a different investment strategy and a different advisor managed the growth portion of the portfolio. Performance would have been different if the portfolio's current policies and subadvisor/multi-manager arrangement had been in effect.

SVS Focus Value+Growth Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Index 500 Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The portfolio seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for insurance purposes, in common stocks included in the Index.

In choosing stocks, the portfolio uses an indexing strategy. The portfolio buys the largest stocks of the S&P 500 Index in roughly the same proportion as the index. With the smaller stocks of the S&P 500 Index, the portfolio managers use a statistical process known as sampling to select stocks whose overall performance is expected to be similar to that of the smaller companies in the S&P 500 Index.

The portfolio seeks to keep the composition of its portfolio similar to the S&P 500 Index in industry distribution, market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields). Over the long term, the portfolio managers seek a correlation between the performance of the portfolio, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

The portfolio will normally sell a stock when it is removed from the S&P 500 Index or as a result of the portfolio's statistical process.

Other Investments

The portfolio may invest up to 20% of total assets in stock index futures and options, as well as short-term debt securities. The portfolio typically invests new flows of money in index futures in order to gain immediate exposure to the S&P 500 Index.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

The portfolio's index strategy involves several risks. The portfolio could underperform the index during short periods or over the long term, either because its selection of stocks failed to track the index or because of the effects of expenses or shareholder transactions.

The portfolio's index strategy also means that it does not have the option of using defensive investments or other management actions to reduce the portfolio's exposure to a declining market.

Another factor that could affect performance is that:

o        derivatives could produce disproportionate losses

This portfolio is designed for long-term investors who want a portfolio that is designed to avoid substantially underperforming the overall large-cap stock market.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Return (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

------------------------------
          2000       2001
------------------------------
         -9.93


2002 Total Return as of March 31:  %
Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                    Since 9/1/99
                               1 Year             Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Since 8/31/1999

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

  Kai Yee Wong                            Denise M. Krisko
    o Began investment career in __         o Began investment career in 1994
    o Joined the advisor in 1993            o Joined the advisor in 2000
    o Joined the portfolio team in 1999     o Joined the portfolio team in 2001

  Patrick Cannon
    o Began investment career in 1991
    o Joined the advisor in 2000
    o Joined the portfolio team in 2001

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

SVS Index 500 Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS INVESCO Dynamic Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

The portfolio is actively managed and invests primarily in common stocks of mid-sized companies. The portfolio's sub-advisor defines mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At January 31, 2002, the smallest company in the Index had a market capitalization of $____ billion and the largest company had a market capitalization of $____ billion. The portfolio also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors.

The portfolio's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the portfolio's investments are usually bought and sold relatively frequently.

While the portfolio generally invests in mid-size companies, it sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies and the price of portfolio shares tends to fluctuate more than it would if the portfolio invested in the securities of larger companies.

Other Investments

While the portfolio invests mainly in U.S. securities, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small and mid-size company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Stocks of mid-size companies tend to be more volatile than stocks of larger companies, in part because mid-size companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, it might be hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is INVESCO. The portfolio managers are Timothy J. Miller and Thomas R. Wald. Mr. Miller is Chief Investment Officer and a director and senior vice president of INVESCO. Mr. Miller joined INVESCO in 1992 and has managed the portfolio since its inception. Mr. Wald began his investment career in 1988, joined INVESCO in 1997 and has managed the portfolio since its inception.

SVS Janus Growth And Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth and current income.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks mostly for equity and income-producing securities that meet its investment criteria one at a time. If the portfolio is unable to find such investments, much of the portfolio's assets may be in cash or similar investments.

The portfolio normally emphasizes investments in common stocks. It normally will invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential.

The portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks have the potential to appreciate in value. The portfolio manager generally seeks to identify common stocks of companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries or geographic regions may warrant greater consideration in selecting foreign securities.

The portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities may provide better returns than the yields then available or expected on income-producing securities, the portfolio will place a greater emphasis on the growth component of its holdings.

The growth component of the portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

The income component of the portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the portfolio if they currently pay dividends or if the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio's first complete calendar year. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Return (%) as of 12/31/2000

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------
           2000       2001
-------------------------------
          -9.18


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                                 Since 10/29/99
                              1 Year            Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Since 10/31/99

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The portfolio's subadvisor is Janus Capital Corporation. The portfolio manager is David J. Corkins. Mr. Corkins joined Janus Capital Corporation in 1995 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

SVS Janus Growth And Income Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Janus Growth Opportunities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the portfolio is unable to find investments with earnings growth potential, a significant portion of the portfolio's assets may be in cash or similar investments.

The portfolio invests primarily in common stocks selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies.

The portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the portfolio.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries, regions or geographic area may warrant greater consideration in selecting foreign securities.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio's first complete calendar year. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


Annual Total Return (%) as of 12/31/2000

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------
            2000       2001
--------------------------------
           -11.42


2002 Total Return as of March 31: %
Best Quarter: %, Q                              Worst Quarter: %, Q


Average Annual Total Returns (%) as of 12/31/2001

                                              Since 10/29/1999
                            1 Year            Life of Portfolio
--------------------------------------------------------------------------------
Portfolio

Index
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Since 10/31/1999

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.


The Portfolio Manager

The portfolio's subadvisor is Janus Capital Corporation. The portfolio manager is Marc Pinto. Mr. Pinto joined Janus Capital Corporation in 1994 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

SVS Janus Growth Opportunities Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS MFS Investors Trust Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital with a secondary objective to seek reasonable current income. The portfolio invests, under normal market conditions, at least [80]% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. While the portfolio may invest in companies of any size, the portfolio generally focuses on companies with larger market capitalizations that its managers believe have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the S&P 500 Index.

The managers use a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the managers and the sub-advisor's large group of equity research analysts.

Other Investments

The portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Massachusetts Financial Services Company ("MFS"). The portfolio managers are John D. Laupheimer, Jr., Mitchell P. Dynan, Liehar Moy and Brooks Taylor. Mr. Laupheimer is Director of Equity Research and a Senior Vice President of MFS. Mr. Laupheimer has been employed in the investment management area of the subadvisor since 1981 and joined the portfolio in 2002. Mr. Dynan is a Senior Vice President of MFS, has been employed in the investment management area of the subadvisor since 1986 and joined the portfolio in 2002. Ms. Moy and Mr. Taylor are each a Vice President of MFS. Ms. Moy has been employed in the investment management area of the subadvisor since 1993 and joined the portfolio in 2002. Mr. Taylor has been employed in the investment management area of the subadvisor since 1996 and joined the portfolio in 2002.

SVS MFS Strategic Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is to provide capital appreciation. The portfolio invests, under normal market conditions, at least [80]% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the managers believe are undervalued in the market relative to their long term potential. The equity securities of these companies may be undervalued because:

o        they are temporarily out of favor in the market due to:

o        a decline in the market

o        poor economic conditions

o developments that have affected or may affect the issuer of the securities or the issuer's industry; or

o        the market has overlooked them

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The portfolio also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative values make such purchases attractive.

The managers use a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the managers and the subadvisor's large group of equity research analysts.

Other Investments

The portfolio may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies. The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Massachusetts Financial Services Company. The portfolio manager is Kenneth J. Enright. Mr. Enright is a Senior Vice President of MFS and a Chartered Financial Analyst, has been employed in the investment management area of the subadvisor since 1986 and joined the portfolio in 2002.

SVS Oak Strategic Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The portfolio invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments, the portfolio manager chooses stocks of companies which he believes have above-average growth potential at attractive prices. The portfolio manager's investment process begins with a top-down analysis of industry sectors that he believes have the best potential for long-term growth based on an overall analysis of the economy and interest rate trends. The portfolio manager then focuses in on the key performers in those areas based on a highly qualitative, subjective analysis of individual companies' fundamental values, such as earnings growth potential and the quality of corporate management. The portfolio manager buys and holds companies for the long-term and seeks to keep portfolio turnover to a minimum.

Other Investments

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Manager

The portfolio's subadvisor is Oak Associates, Ltd. The portfolio manager is James D. Oelschlager. Mr. Oelschlager began his investment career in 1970 and founded Oak Associates, Ltd. in 1985. Mr. Oelschlager has managed the portfolio since its inception.

SVS Turner Mid Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio pursues its objective by investing in common stocks and other equity securities of U.S. companies with medium market capitalizations that the portfolio manager believes have strong earnings growth potential. The portfolio will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the Russell Midcap Growth Index (the "Index") (as of December 31, 2001, the Index had a median market capitalization of $___.) Portfolio exposure is generally limited to 5% in any single issuer, subject to exceptions for the most heavily weighted securities in the Index.

Under normal circumstances, at least 80% of the portfolio's net assets, plus the amount of any borrowings for investment purposes, will be invested in stocks of mid-cap companies, which are defined for this purpose as companies with market capitalizations at the time of purchase in the range of market capitalizations of those companies included in the Index. The portfolio managers generally look for medium market capitalization companies with strong histories of earnings growth that are likely to continue to grow their earnings. A stock becomes a sell candidate if there is deterioration in the company's earnings growth prospects. Moreover, positions will be trimmed to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the Index.

In focusing on companies with strong earnings growth potential, the portfolio managers engage in a relatively high level of trading activity so as to respond to changes in earnings forecasts and economic developments.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small and mid-size company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Stocks of mid-size companies tend to be more volatile than stocks of larger companies, in part because mid-size companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, it might be hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Turner Investment Partners, Inc. The portfolio managers are Christopher K. McHugh, William C. McVail and Robert E. Turner, who have each managed the portfolio since its inception. Mr. McHugh began his investment career in 1986 and joined Turner Investment Partners, Inc. when it was founded in 1990. Mr. McVail began his investment career in 1988 and joined Turner Investment Partners, Inc. in 1998 after serving as a portfolio manager at PNC Equity Advisors. Mr. Turner began his investment career in 1981 and is the founder, chairman and Chief Investment Officer of Turner Investment Partners, Inc.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board could change a portfolio's investment goal without seeking shareholder approval.

o As a temporary defensive measure, each of the non-money market portfolios could shift 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio would not be pursuing its goal.

o The portfolios may trade securities actively. This strategy could raise transaction costs and lower performance.

o The advisor or a portfolio's subadvisor establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor or subadvisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Euro conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio that has been operating at least one year for the 12 months through the most recent fiscal year end, as a percentage of each portfolio's average daily net assets:


Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio          0.75%

Scudder Blue Chip Portfolio                  0.65%

Scudder Contrarian Value Portfolio           0.75%

Scudder Global Blue Chip Portfolio           0.85%*

Scudder Government Securities Portfolio      0.55%

Scudder Growth Portfolio                     0.60%

Scudder High Yield Portfolio                 0.60%

Scudder International Research Portfolio     0.75%

Scudder Investment Grade Bond Portfolio      0.60%

Scudder Money Market Portfolio               0.50%

Scudder New Europe Portfolio                 0.00%*

Scudder Small Cap Growth Portfolio           0.65%

Scudder Small Cap Value Portfolio            0.75%

Scudder Strategic Income Portfolio           0.65%

Scudder Technology Growth Portfolio          0.75%

Scudder Total Return Portfolio               0.55%

SVS Dreman Financial Services Portfolio      0.75%

SVS Dreman High Return Equity Portfolio      0.75%

SVS Eagle Focused Large Cap Growth Portfolio 0.95%

SVS Focus Value+Growth Portfolio             0.75%

SVS Janus Growth And Income Portfolio        0.95%

SVS Janus Growth Opportunities Portfolio     0.95%

SVS Index 500 Portfolio                      0.34%*
--------------------------------------------------------------------------------

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

By contract, the total annual operating expenses of the below portfolios are capped, as a percentage of each portfolio's average daily net assets, until April 30, 2002:


Portfolio Name                            Expense Rate
--------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio          0.95%

Scudder Blue Chip Portfolio                  0.95%

Scudder Contrarian Value Portfolio           0.80%

Scudder Global Blue Chip Portfolio           1.56%

Scudder Investment Grade Bond Portfolio      0.80%

Scudder New Europe Portfolio                 1.12%

Scudder Small Cap Value Portfolio            0.84%

Scudder Strategic Income Portfolio           1.05%

Scudder Technology Growth Portfolio          0.95%

SVS Davis Venture Value Portfolio            1.15%

SVS Dreman Financial Services Portfolio      0.99%

SVS Dreman High Return Equity Portfolio      0.87%

SVS Eagle Focused Large Cap Growth Portfolio 1.15%

SVS Focus Value+Growth Portfolio             0.84%

SVS Index 500 Portfolio                      0.55%

SVS INVESCO Dynamic Growth Portfolio         1.30%

SVS Janus Growth And Income Portfolio        1.15%

SVS Janus Growth Opportunities Portfolio     1.15%

SVS MFS Investors Trust Portfolio              %

SVS MFS Strategic Value Portfolio              %

SVS Oak Strategic Equity Portfolio           1.15%

SVS Turner Mid Cap Growth Portfolio          1.30%
--------------------------------------------------------------------------------

Scudder Global Blue Chip Portfolio and Scudder New Europe Portfolio each pay the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:


Average Daily Net Assets                    Fee Rate
--------------------------------------------------------------------------------
$0-$250 million                              1.000%

$250 million-$750 million                    0.950%

$750 million-$1.5 billion                    0.900%

$1.5 billion-$3 billion                      0.850%

Over $3 billion                              0.800%
--------------------------------------------------------------------------------

Scudder Index 500 Portfolio pays the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:


Average Daily Net Assets                    Fee Rate
--------------------------------------------------------------------------------
$0-$200 million                              0.440%

$200 million-$750 million                    0.400%

$750 million-$2 billion                      0.380%

$2 billion-$5 billion                        0.365%

Over $5 billion                              0.335%
--------------------------------------------------------------------------------

SVS INVESCO Dynamic Growth Portfolio and SVS Turner Mid Cap Growth Portfolio each pay the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:


Average Daily Net Assets                    Fee Rate
--------------------------------------------------------------------------------
$0-$250 million                              1.000%

$250 million-$500 million                    0.975%

$500 million-$1 billion                      0.950%

$1 billion-$2.5 billion                      0.925%

Over $2.5 billion                            0.900%
--------------------------------------------------------------------------------

SVS Oak Strategic Equity Portfolio, SVS Davis Venture Value Portfolio, and effective May 1, 2000, SVS MFS Investors Trust Portfolio and SVS MFS Strategic Value Portfolio each pay the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:


Average Daily Net Assets                    Fee Rate
--------------------------------------------------------------------------------
$0-$250 million                              0.950%

$250 million-$500 million                    0.925%

$500 million-$1 billion                      0.900%

$1 billion-$2.5 billion                      0.875%

Over $2.5 billion                            0.850%
--------------------------------------------------------------------------------

Portfolio Subadvisors

Subadvisor for SVS Davis Venture Value Portfolio

Effective May 1, 2001, Davis Selected Advisers, L.P., 2949 E. Elmira Road, Suite 101, Tucson, Arizona 85706, is the subadvisor to SVS Davis Venture Value Portfolio. Davis Selected Advisers, L.P. began serving as investment advisor to Davis New York Venture Fund in 1969 and currently serves as investment advisor to all of the Davis Funds, and acts as advisor or subadvisor for a number of other institutional accounts including mutual funds and private accounts.

Zurich Scudder Investments, Inc. pays a fee to Davis Selected Advisers, L.P. for acting as subadvisor to SVS Davis Venture Value Portfolio.

Subadvisor for SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio

Dreman Value Management L.L.C., 10 Exchange Place, Jersey City, New Jersey, is the subadvisor to SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio and receives a fee for its services from Zurich Scudder Investments, Inc. Founded in 1977, Dreman Value Management L.L.C. manages over $7 billion in assets. Zurich Scudder Investments, Inc. pays a fee to Dreman Value Management L.L.C. for acting as subadvisor to SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio.

Subadvisor for SVS Eagle Focused Large Cap Growth Portfolio

Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida, is the subadvisor to SVS Eagle Focused Large Cap Growth Portfolio. Eagle Asset Management, Inc. manages more than $5.5 billion in assets for institutional, high net worth individuals and subadvisory clients. Zurich Scudder Investments, Inc. pays a fee to Eagle Asset Management, Inc. for acting as subadvisor to SVS Eagle Focused Large Cap Growth Portfolio.

Subadvisor for SVS Focus Value+Growth Portfolio

Jennison Associates LLC, a wholly-owned subsidiary of The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey, is the subadvisor to the growth portion of SVS Focus Value+Growth Portfolio. Jennison was founded in 1969 and has served as an investment advisor to registered investment companies since 1990. As of December 31, 2000, Jennison managed approximately $80.9 billion on behalf of its clients.

Zurich Scudder Investments, Inc. pays a fee to Jennison Associates LLC for acting as subadvisor to SVS Focus Value+Growth Portfolio at an annual rate based on the average combined daily net assets of the portfolio and Kemper Value+Growth Fund (another fund managed by Zurich Scudder Investments, Inc.).

Subadvisor for SVS INVESCO Dynamic Growth Portfolio

INVESCO, located at 7800 East Union Avenue, Denver, Colorado 80237, is the subadvisor to SVS INVESCO Dynamic Growth Portfolio. INVESCO was founded in 1932 and manages, as of December 31, 2000, over $40.2 billion for more than 2,337,791 shareholder accounts of 45 INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP plc, an international investment management company that manages, more than $402.6 billion in assets worldwide. AMVESCAP is based in London, with money managers located in Europe, North and South America and the Far East.

Zurich Scudder Investments, Inc. pays a fee to INVESCO for acting as subadvisor to SVS INVESCO Dynamic Growth Portfolio.

Subadvisor for SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio

Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado, is the subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio. As of December 31, 2000, Janus Capital Corporation managed approximately $248.8 billion in assets. They began serving as investment advisor to Janus Fund in 1970 and currently serve as investment advisor to all of the Janus Funds, act as subadvisor for a number of private-label mutual funds and provide separate account advisory services for institutional accounts. Zurich Scudder Investments, Inc. pays a fee to Janus Capital Corporation for acting as subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio.

Subadvisor for SVS MFS Investors Trust Portfolio and SVS MFS Strategic Value Portfolio
[To Be Updated]

Subadvisor for SVS Oak Strategic Equity Portfolio Oak

Associates, Ltd. is the subadvisor to SVS Oak Strategic Equity Portfolio. Oak Associates, Ltd. has approximately $24 billion in assets under management. Oak Associates, Ltd.'s principal place of business is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333.

Zurich Scudder Investments, Inc. pays a fee to Oak Associates, Ltd. for acting as subadvisor to SVS Oak Strategic Equity Portfolio.

Subadvisor for SVS Turner Mid Cap Growth Portfolio

Turner Investment Partners, Inc., One Westlakes, Berwyn, Pennsylvania, 19312 is the subadvisor to SVS Turner Mid Cap Growth Portfolio. As of December 31, 2000, Turner Investment Partners, Inc. had approximately $10 billion in assets under management.

Zurich Scudder Investments, Inc. pays a fee to Turner Investment Partners, Inc. for acting as subadvisor to SVS Turner Mid Cap Growth Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

The information in this prospectus applies to Class A shares of each portfolio. Class A shares are offered at net asset value. Each portfolio has another class of shares which are offered separately. Technically, the shareholders of Scudder Variable Series II (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Scudder Money Market Portfolio, the share price, or net asset value per share, is normally $1.00 calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Scudder Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Scudder Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series II currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each portfolio, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                 ------------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Except with Scudder Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Scudder Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Scudder Money Market Portfolio intends to declare its net investment income as a dividend daily. All other portfolios intend to declare and distribute dividends from their net investment income, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholder reports are available by calling Scudder at (800) 778-1482 or a participating insurance company.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov




                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Scudder Variable Series II



o Scudder Aggressive Growth Portfolio                           o  SVS Dreman Financial Services Portfolio

o Scudder Blue Chip Portfolio                                   o  SVS Dreman High Return Equity Portfolio

o Scudder Contrarian Value Portfolio                            o  SVS Dreman Small Cap Value Portfolio

o Scudder Global Blue Chip Portfolio                            o  SVS Eagle Focused Large Cap Growth Portfolio

o Scudder Government Securities Portfolio                       o  SVS Focus Value+Growth Portfolio

o Scudder Growth Portfolio                                      o  SVS Index 500 Portfolio

o Scudder High Yield Portfolio                                  o  SVS INVESCO Dynamic Growth Portfolio

o Scudder International Select Equity Portfolio                 o  SVS Janus Growth And Income Portfolio

o Scudder Investment Grade Bond Portfolio                       o  SVS Janus Growth Opportunities Portfolio

o Scudder Money Market Portfolio                                o  SVS MFS Investors Trust Portfolio

o Scudder Small Cap Growth Portfolio                            o  SVS MFS Strategic Value Portfolio

o Scudder Technology Growth Portfolio                           o  SVS Oak Strategic Equity Portfolio

o Scudder Total Return Portfolio                                o  SVS Turner Mid Cap Growth Portfolio

o  SVS Davis Venture Value Portfolio





Prospectus

May 1, 2002



Class B Shares





This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.






The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                                                  Your Investment in the Portfolios

  3   Scudder Aggressive Growth               30   SVS Dreman Financial                   59   Buying and Selling Shares
      Portfolio                                    Services Portfolio
                                                                                          59   How the Portfolios Calculate
  5   Scudder Blue Chip Portfolio             32   SVS Dreman High Return                      Share Price
                                                   Equity Portfolio
  7   Scudder Contrarian Value                                                            60   Distributions
      Portfolio                               34   SVS Dreman Small Cap Value
                                                   Portfolio                              60   Taxes
  9   Scudder Global Blue Chip
      Portfolio                               36   SVS Eagle Focused Large Cap            60   Marketing and Distribution
                                                   Growth Portfolio                            Fees
 11   Scudder Government
      Securities Portfolio                    38   SVS Focus Value+Growth
                                                   Portfolio
 13   Scudder Growth Portfolio
                                              41   SVS Index 500 Portfolio
 15   Scudder High Yield Portfolio
                                              43   SVS INVESCO Dynamic Growth
 17   Scudder International Select                 Portfolio
      Equity Portfolio
                                              44   SVS Janus Growth And Income
 19   Scudder Investment Grade                     Portfolio
      Bond Portfolio
                                              46   SVS Janus Growth
 21   Scudder Money Market                         Opportunities Portfolio
      Portfolio
                                              48   SVS MFS Investors Trust
 23   Scudder Small Cap Growth                     Portfolio
      Portfolio
                                              49   SVS MFS Strategic Value
 25   Scudder Technology Growth                    Portfolio
      Portfolio
                                              50   SVS Oak Strategic Equity
 27   Scudder Total Return Portfolio               Portfolio

 29   SVS Davis Venture Value                 51   SVS Turner Mid Cap Growth
      Portfolio                                    Portfolio



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Aggressive Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation through the use of aggressive investment techniques.

The portfolio normally invests at least 65% of total assets in equities -- mainly common stocks -- of U.S. companies. Although the portfolio can invest in stocks of any size and market sector, it may invest in initial public offerings
(IPOs) and in growth-oriented market sectors, such as the technology sector. In fact, the portfolio's stock selection methods may at times cause it to invest more than 25% of total assets in a single sector. A sector is made up of numerous industries.

In choosing stocks, the portfolio managers look for individual companies in growing industries that have innovative products and services, competitive positions, repeat customers, effective management, control over costs and prices and strong balance sheets and earnings growth.

To a limited extent, the managers may seek to take advantage of short-term trading opportunities that result from market volatility. For example, the managers may increase positions in favored companies when prices decline and may sell fully valued companies when prices rise.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated, other investments offer better opportunities or to adjust its emphasis in a given industry.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform. When growth stock prices fall, you should expect the value of your investment to fall as well. The fact that the portfolio may focus on one or more sectors increases this risk, because factors affecting those sectors could affect portfolio performance.

Similarly, because the portfolio isn't diversified and can invest a larger percentage of assets in a given stock than a diversified portfolio, factors affecting that stock could affect portfolio performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Stocks of small companies (including most that issue IPOs) can be highly volatile because their prices often depend on future expectations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o        at  times,   market  conditions  might  make  it  hard  to  value  some investments or to get an attractive price for them

This portfolio may be appropriate for long-term investors who can accept an above-average level of risk to their investment in exchange for potentially higher performance.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1                                                                 *

Index 2                                                                 *
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 3000 Index, an unmanaged index composed of the largest-capitalized U.S.-domiciled companies whose stocks trade in the U.S.

*   Since 4/30/1999

In the bar chart, total return for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Sewall F. Hodges                           Jesus A. Cabrera
Lead Portfolio Manager                      o Began investment career in 1984
  o Began investment career in 1978         o Joined the advisor in 1999
  o Joined the advisor in 1995              o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Scudder Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital and income.

Under normal circumstances, the portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies (those with market values of $1 billion or more) that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $___) and that the portfolio managers believe are "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividend history, easy access to credit, solid positions in their industries and strong management. As of December 31, 2001, companies in which the portfolio invests had a median market capitalization of approximately $__ billion.

In choosing stocks, the portfolio managers look for attractive "blue chip" companies: large, well-known established companies with sound financial strength whose stock price is attractive relative to potential growth. The managers look for factors that could signal future growth, such as new management, products or business strategies.

The managers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors with long-term goals who want a core stock investment may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/97
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1                                                                 *

Index 2                                                                 *
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged capitalization-weighted price-only index that includes the 1000 largest capitalized U.S. companies whose common stocks are traded in the United States.

*   Since 4/30/1997

In the bar chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from 1999 through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory S. Adams
Co-Lead Portfolio Manager                 Co-Lead Portfolio Manager
  o Began investment career in 1983        o Began investment career in 1987
  o Joined the advisor in 1991             o Joined the advisor in 1999
  o Joined the portfolio team in 2002      o Joined the portfolio team in 2002

Scudder Contrarian Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.

The portfolio normally invests at least 65% of total assets in common stocks and other equity securities of large U.S. companies (those with market values of $1 billion or more) that the portfolio managers believe are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). As of December 31, 2001, companies in which the portfolio invests had a median market capitalization of approximately $___ billion.

The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of the sectors and industries represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks decline, you should expect the value of your investment to decline as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses in one or more sectors, any factors affecting those sectors could affect portfolio performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors seeking to diversify a growth-oriented portfolio or add a core holding to a value-oriented portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/96
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                   *
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*   Since 4/30/1996

In the bar chart, total return for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Thomas F. Sassi                            Frederick L. Gaskin
Lead Portfolio Manager                      o Began investment career in 1986
  o Began investment career in 1971         o Joined the advisor in 1996
  o Joined the advisor in 1996              o Joined the portfolio team in 1997
  o Joined the portfolio team in 1997

Scudder Global Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of "blue chip" companies throughout the world that the portfolio managers believe are "blue chip" companies. Blue chip companies are large, well known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Although the portfolio may invest in any country, it primarily focuses on countries with developed economies (including the U.S.).

In choosing stocks, the portfolio managers look for those blue-chip companies that appear likely to benefit from global economic trends or have promising new technologies or products.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio normally will sell a stock when the managers believe it has reached its fair value, when its fundamental factors have changed or when adjusting its exposure to a given country or industry.

Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. While the fund invests mainly in developed countries, it may invest up to 15% of total assets in emerging market debt or equity securities (of which 5% of total assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

If you are interested in large-cap stocks and want to look beyond U.S. markets, this portfolio may be appropriate for you.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/5/98
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                   *
--------------------------------------------------------------------------------

Index: MSCI World Index, an unmanaged index generally accepted as a benchmark for world equity markets.

*   Since 4/30/1998

In the bar chart, total returns for 1999 through 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


William E. Holzer                         Nicholas Bratt
Lead Portfolio Manager                     o Began investment career in 1974
  o Began investment career in 1970        o Joined the advisor in 1976
  o Joined the advisor in 1980             o Joined the portfolio team in 1998
  o Joined the portfolio team in 1998

Peter J. Crays
  o Began investment career in 1994
  o Joined the advisor in 1999
  o Joined the portfolio team in 2001

Scudder Government Securities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income consistent with preservation of capital.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and repurchase agreements of U.S. government securities. U.S. government-related debt instruments in which the portfolio may invest include:

o        direct obligations of the U.S. Treasury

o securities issued or guaranteed, as to their payment of principal and interest, by U.S. government agencies or government sponsored entities

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of U.S. Treasury obligations compared to other U.S. government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

Credit Quality Policies

This portfolio normally invests all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the portfolio more sensitive to this risk.

Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the U.S. Treasury. The guarantee of the U.S. government doesn't protect the portfolio against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the portfolio itself.

Mortgage-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the portfolio to reinvest the money at a lower rate. In addition, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the portfolio to endure lower yields. The result for the portfolio could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers or other matters

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who want a portfolio that searches for attractive yields generated by U.S. government securities.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992
1993
1994
1995
1996
1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                              1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B

Index
--------------------------------------------------------------------------------

Index: Salomon Brothers 30-Year GNMA Index, an unmanaged index that measures the total return of GNMA 30-year pass-throughs of single family and graduated payment mortgages.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Scott E. Dolan
Lead Portfolio Manager
  o Began investment career in 1989
  o Joined the advisor in 1989
  o Joined the portfolio team in 1998

Scudder Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of capital.

The portfolio normally invests at least 65% of total assets in common stocks of large U.S. companies (those with market values of $1 billion or more). As of December 31, 2001, companies in which the portfolio invests have a median market capitalization of approximately $__ billion.

In choosing stocks, the portfolio managers look for individual companies that have strong product lines, effective management and leadership positions within core markets. The managers also analyze each company's valuation, stock price movements and other factors.

Based on the above analysis, the managers classify stocks as follows:

Stable Growth (typically at least 70% of portfolio): companies with strong business lines and potentially sustainable earnings growth

Accelerating Growth (typically up to 25% of portfolio): companies with a history of strong earnings growth and the potential for continued growth

Special Situations (typically up to 15% of portfolio): companies that appear likely to become Stable Growth or Accelerating Growth companies through a new product launch, restructuring, change in management or other catalyst

The managers intend to keep the portfolio's holdings diversified across industries and companies, and generally keep its sector weightings similar to those of the Russell 1000 Growth Index.

The portfolio normally will sell a stock when the managers believe its earnings potential or its fundamental qualities have deteriorated or when other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks may at times not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may be suitable for investors who want a moderate to aggressive long-term growth portfolio with a large-cap emphasis.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992
1993
1994
1995
1996
1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger U.S. companies with greater-than-average growth orientation.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

The Portfolio Managers

The following people handle the portfolio's day-to-day management:

Jesse Stuart                                William Gadsen
Lead Portfolio Manager                       o Began investment career in 1981
  o Began investment career in 1996          o Joined the advisor in 1983
  o Joined the advisor in 1996               o Joined the portfolio team in 2002
  o Joined the portfolio team in 2001

Scudder High Yield Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of current income.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in lower rated, high yield/high risk fixed-income securities, often called junk bonds. Generally, the portfolio invests in bonds from U.S. issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio managers analyze securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or who they believe are unlikely to default.

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

Credit Quality Policies

The portfolio normally invests at least 65% of total assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

For this portfolio, one of the main risk factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the portfolio more sensitive to this risk. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds. To the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Because the economy has a strong impact on corporate bond performance, the portfolio will tend to perform less well than other types of bond funds when the economy is weak.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the portfolio's performance

o        currency fluctuations could cause foreign investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors who seek high current income and can accept risk of loss of principal may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992
1993
1994
1995
1996
1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1

Index 2                                            N/A*                 N/A*
--------------------------------------------------------------------------------

Index 1: Salomon Brothers Long-Term High Yield Bond Index, a measure of the total return of high yield bond issues with a par value of at least $50 million and a remaining maturity of at least ten years.

Index 2: The DLJ High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield market. The index includes $302 billion in tradable securities.

* The index was not in existence at this time.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Harry E. Resis, Jr.                        Daniel J. Doyle
Lead Portfolio Manager                      o Began investment career in 1984
  o Began investment career in 1968         o Joined the advisor in 1986
  o Joined the advisor in 1988              o Joined the portfolio team in 1999
  o Joined the portfolio team in 1992

Scudder International Select Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio seeks to achieve its investment objective by investing in a focused list of approximately 40 stocks that portfolio management believes have the greatest upside potential on a rolling 12 month view. Portfolio management uses an entirely bottom-up approach, with no active allocation between countries, regions or industries.

Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics. At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE Index. However, the portfolio may invest up to 50% of its total assets in non-Index securities of companies located in the countries that make up the Index. The portfolio invests in securities of issuers with a minimum market capitalization of $500 million.

The managers also look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries, industries and companies represented.

The portfolio will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given industry or country.

Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The portfolio may also invest up to 20% of total assets in investment-grade debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important factor with this portfolio is how foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. To the extent that the portfolio emphasizes a given area, such as Europe, or a given industry, factors affecting that market or industry will affect performance.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons that include political and economic uncertainties, less liquid securities markets and a higher risk that essential information may be incomplete or wrong. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o a bond could fall in credit quality, go into default or be paid off earlier than expected, which could hurt the portfolio's performance

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who want a diversified international portfolio whose strategy focuses on the advisor's top research recommendations.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993
1994
1995
1996
1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                  Since 1/6/92
                             1 Year              5 Years       Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                  *
--------------------------------------------------------------------------------

Index: MSCI EAFE Index, a generally accepted benchmark for performance of major overseas markets.

*   Since 12/31/1991

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Elizabeth J. Allan                           Andreas Waldburg-Wolfegg
Co-Lead Portfolio Manager                    Co-Lead Portfolio Manager
  o Began investment career in 1982            o Began investment career in 1993
  o Joined the advisor in 1987                 o Joined the advisor in 1997
  o Joined the fund team in 2001               o Joined the fund team in 2001

Terrence Gray
Co-Lead Portfolio Manager
  o Began investment career in 1993
  o Joined the advisor in 1993
  o Joined the fund team in 2001

Scudder Investment Grade Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income.

The portfolio pursues its goal by investing primarily in a diversified portfolio of fixed-income securities.

The portfolio can buy many types of income-producing securities, among them corporate bonds, U.S. government and agency bonds, high quality commercial paper, obligations of the Canadian government or its instrumentalities (payable in U.S. dollars), bank certificates of deposit of domestic or Canadian chartered banks with deposits in excess of $1 billion and cash and cash equivalents. Generally, the portfolio invests in U.S. bonds or instruments, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell, the portfolio managers use independent analysis to look for bonds of companies whose fundamental business prospects and cash flows are expected to improve. The managers also consider valuation, preferring those bonds that appear attractively priced in comparison to similar issues.

Based on the analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented.

Credit Quality Policies

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of the top four grades of credit quality. The portfolio could invest up to 35% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. Changes in interest rates will also affect the portfolio's yield: when rates fall, the portfolio's yield tends to fall as well.

Because the economy affects corporate bond performance, the portfolio will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with lower rated bonds

o some bonds could be paid off earlier than expected, which could hurt the portfolio's performance

o        currency fluctuations could cause foreign investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who want exposure to the corporate bond market through a diversified investment portfolio that seeks high current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart in the table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/96
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                   *
--------------------------------------------------------------------------------

Index: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate- and long-term government and investment-grade corporate debt securities.

*   Since 4/30/1996

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Robert S. Cessine                          Richard Scargill
Lead Portfolio Manager                      o Began investment career in 1989
  o Began investment career in 1982         o Joined the advisor in 1990
  o Joined the advisor in 1993              o Joined the portfolio team in 2001
  o Joined the portfolio team in 1996

Scudder Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income to the extent consistent with stability of principal.

The portfolio invests exclusively in high-quality short-term securities, as well as repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. government, corporations and municipalities. The portfolio typically invests more than 25% of net assets in obligations of U.S. banks and domestic branches of foreign banks. However, everything the portfolio buys must meet the rules for money market fund investments (see below).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to decline.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money market funds to particular types of securities. Some of these rules include the following:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit ratings (or, if unrated, of comparable quality) for short-term securities and be denominated in U.S. dollars

The Main Risks of Investing in the Portfolio

Money market portfolios are generally considered to have lower risks than other types of mutual fund portfolios. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor affecting the portfolio's performance is market interest rates. The portfolio's yield tends to reflect current short-term interest rates, which means that when these rates decline, the portfolio's yield generally declines as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, inflation may erode the real value of an investment in the portfolio

This portfolio may be of interest to investors who want a broadly diversified money market fund.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992
1993
1994
1995
1996
1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                              1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B
--------------------------------------------------------------------------------

7-day yield as of December 31, 2001:____%

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank Rachwalski, Jr.                      Jerri I. Cohen
Lead Portfolio Manager                      o Began investment career in 1981
  o Began investment career in 1973         o Joined the advisor in 1992
  o Joined the advisor in 1973              o Joined the portfolio team in 1998
  o Joined the portfolio team in 1984

Geoffrey Gibbs
  o Began investment career in 1994
  o Joined the advisor in 1996
  o Joined the portfolio team in 2001

Scudder Small Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of investors' capital.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index (as of December 31, 2001, the Russell 2000 Growth Index had a median market capitalization of $___).

In choosing stocks, the portfolio manager looks for individual companies with a history of revenue growth, effective management and strong balance sheets, among other factors. In particular, the manager seeks companies that may benefit from technological advances, new marketing methods and economic and demographic changes.

The manager also considers the economic outlooks for various sectors and industries, typically favoring those where high growth companies tend to be clustered, such as medical technology, software and specialty retailing.

The manager may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

The portfolio normally will sell a stock when the manager believes its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities. The portfolio also may sell securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, as necessary to keep focused on smaller companies.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small company portion of the U.S. stock market. When prices of these stocks decline, you should expect the value of your investment to decline as well. Small stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors who are looking to add the growth potential of smaller companies or to diversify a large-cap growth portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995
1996
1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                                                                  Since 5/2/94
                           1 Year              5 Years         Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1                                                                     *

Index 2                                                                     *
--------------------------------------------------------------------------------

Index 1: Russell 2000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 2000 Index.

Index 2: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks.

*   Since 4/30/1994

The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Jesus A. Cabrera
Lead Portfolio Manager
  o Began investment career in 1984
  o Joined the advisor in 1999
  o Joined the portfolio team in 1999

Scudder Technology Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector. This may include companies of any size that commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are aerospace, electronics, computers/software, medicine/biotechnology, geology and oceanography.

In choosing stocks, the portfolio managers look for individual companies that have robust and sustainable earnings momentum, large and growing markets, innovative products and services and strong balance sheets, among other factors.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the portfolio focuses on one sector increases this risk, because factors affecting this sector affect portfolio performance. For example, technology companies could be hurt by such factors as market saturation, price competition and competing technologies.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1                                                                 *

Index 2                                                                 *
--------------------------------------------------------------------------------

Index 1: Hambrecht & Quist Technology Index, a market capitalization-weighted index which is composed of publicly traded stocks in approximately 275 technology companies.

Index 2: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger U.S. companies with greater-than-average growth orientation.

*   Since 4/30/1999

In the table, total return from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Blair Treisman
Lead Portfolio Manager
  o Began investment career in 1993
  o Joined the advisor in 1999
  o Joined the portfolio team in 2000

Scudder Total Return Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high total return, a combination of income and capital appreciation.

The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds.

The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, U.S. government bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but the portfolio may invest up to 25% of total assets in foreign securities.

The portfolio managers may shift the proportion of the portfolio's holdings, at different times favoring stocks or bonds (and within those asset classes, different types of securities), while still maintaining variety in terms of the securities, issuers and economic sectors represented.

In choosing individual stocks, the managers favor large companies with a history of above-average growth, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

The portfolio will normally sell a stock when it reaches a target price or when the managers believe its fundamental qualities have deteriorated.

In deciding what types of bonds to buy and sell, the managers consider their relative potential for stability and attractive income, and other factors such as credit quality and market conditions. The portfolio may invest in bonds of any duration.

Other Investments

Normally, this portfolio's bond component consists mainly of investment-grade bonds (those in the top four grades of credit quality). However, the portfolio could invest up to 35% of its total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important factor is how stock markets perform -- something that depends on many influences, including economic, political and demographic trends. When stock prices decline, the value of your investment is likely to decline as well. Stock prices can be hurt by poor management, shrinking product demand and other business risks. Stock risks tend to be greater with smaller companies.

The portfolio is also affected by the performance of bonds. A rise in interest rates generally means a decline in bond prices and, in turn, a decline in the value of your investment. Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, the relative attractiveness of stocks and bonds or other matters

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        growth stocks may be out of favor for certain periods

o        a bond could decline in credit quality or go into default

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Because the portfolio invests in a mix of stocks and bonds, this portfolio could make sense for investors seeking asset class diversification in a single investment portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with three broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992
1993
1994
1995
1996
1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1

Index 2

Index 3
--------------------------------------------------------------------------------

Index 1: Standard and Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate- and long-term government and investment-grade corporate debt securities.

Index 3: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger U.S. companies with greater-than-average orientation.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

William Gadsen                              Jesse Stuart
Lead Portfolio Manager                       o Began investment career in 1996
  o Began investment career in 1981          o Joined the advisor in 1996
  o Joined the advisor in 1983               o Joined the portfolio team in 2002
  o Joined the portfolio team in 2002

Robert S. Cessine
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

SVS Davis Venture Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

The portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

The portfolio managers select common stocks of quality, overlooked growth companies at value prices and hold them for the long term. The portfolio managers look for companies with sustainable growth rates selling at modest price-earnings multiples that the portfolio managers hope will expand as other investors recognize the company's true worth. The portfolio managers believe that by combining a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks.

The portfolio managers consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns.

Other Investments

The portfolio may also invest in foreign companies and U.S. companies with smaller market capitalizations.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Investors with long-term goals who want a core stock investment may be interested in this portfolio.

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Davis Selected Advisers, L.P. The portfolio managers are Christopher C. Davis and Kenneth Charles Feinberg, who have each managed the portfolio since inception. Mr. Davis is Chief Executive Officer of Davis Selected Advisers, L.P. and manages several funds advised by the firm. Mr. Feinberg also manages several funds advised by Davis Selected Advisers, L.P. and joined the firm in 1994 as a research analyst.

SVS Dreman Financial Services Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide long-term capital appreciation.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. This may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies.

The portfolio manager begins by screening for financial services stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The manager assembles the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various financial industries. The manager may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the manager's expectations.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 30% of total assets in foreign securities, and up to 35% of total assets in investment-grade debt securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform, and in this case, financial services stocks. When stock prices decline, you should expect the value of your investment to decline as well. The fact that the portfolio focuses on a single sector increases this risk, because factors affecting that sector could affect portfolio performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Similarly, because the portfolio isn't diversified and can invest a larger percentage of assets in a given stock than a diversified fund, factors affecting that stock could affect the portfolio's performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o the bond portion of the portfolio could be hurt by rising interest rates or declines in credit quality

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may be appropriate for long-term investors who want to gain exposure to the financial services sector and can accept the above-average risks of a sector-specific investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/4/98
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1                                                                *

Index 2                                                                *
--------------------------------------------------------------------------------

Index 1: S&P Financial Index, a capitalization-weighted price-only index representing 11 financial industries and 74 financial companies.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*   Since 4/30/1998

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The portfolio manager is David N. Dreman, founder and chairman of Dreman Value Management L.L.C., the portfolio's subadvisor. Widely regarded as a leading proponent of value-style investment management, Mr. Dreman began his investment career in 1957 and has managed the portfolio since its inception.

SVS Dreman High Return Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $___) and that the portfolio manager believes are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). As of December 31, 2001, companies in which the portfolio invests had a median market capitalization of approximately $___ billion and an average market capitalization of $___ billion.

The portfolio manager begins by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

The manager assembles the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The manager may favor securities from different sectors and industries at different times, while still maintaining variety in terms of sectors and industries represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the manager's expectations.

Other Investments

The portfolio may invest up to 20% of total assets in U.S. dollar-denominated American Depositary Receipts and in securities of foreign companies traded principally in securities markets outside the U.S.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), particularly exchange-traded stock index futures, which offer the portfolio exposure to future stock market movements without direct ownership of stocks, the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio concentrates in one or more sectors, any factors affecting those sectors could affect portfolio performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may serve investors with long-term goals who are interested in a large-cap value portfolio that may focus on certain sectors of the economy.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/4/98
                                     1 Year                   Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                  *
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*   Since 4/30/1998

The Portfolio Manager

The portfolio manager is David N. Dreman, founder and chairman of Dreman Value Management L.L.C., the portfolio's subadvisor. Widely regarded as a leading proponent of value-style investment management, Mr. Dreman began his investment career in 1957 and has managed the portfolio since its inception.

SVS Dreman Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital appreciation.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index (the "Index") as of December 31, 2001, the Russell 2000 Value Index had a median market capitalization of $___.

The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries. The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in U.S. stocks, it could invest up to 20% of total assets in securities of foreign companies in the form of U.S. dollar-denominated American Depositary Receipts.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small company portion of the U.S. stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may make sense for value-oriented investors who are interested in small-cap market exposure.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/96
                                       1 Year                  Life of Class B
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                   *
--------------------------------------------------------------------------------

Index: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks.

*   Since 4/30/1996

In the bar chart, total return for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The co-lead portfolio managers are David N. Dreman and John Dorfman; Nelson Woodard is a portfolio manager. Mr. Dreman is the founder and chairman of Dreman Value Management, L.L.C., the portfolio's subadvisor. Widely regarded as a leading proponent of value-style investment management, Mr. Dreman began his investment career in 1957 and has managed the portfolio since 2002. Mr. Dorfman is a managing director of DVM and joined the portfolio in 2002. Mr. Dorfman was a financial journalist for 27 years, providing financial analysis of companies and investment strategies. Mr. Woodard is a managing director and founding partner of DVM, and joined the portfolio in 2002.

SVS Eagle Focused Large Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth through long-term capital appreciation.

The portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong U.S. growth companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2001, the Russell 1000 Growth Index had a median market capitalization of $___). Growth stocks are stocks of companies with above-average earnings growth potential. The portfolio uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase. The portfolio focuses on companies that the portfolio manager considers likely to have long-term returns greater than the average for companies included in the S&P 500 Index. The portfolio seeks companies that have at the time of purchase one or more of the following characteristics:

o earnings-per-share or revenue growth greater than the average of the S&P 500 Index;

o a dominant company in its industry with a sustainable competitive advantage; or

o an exceptional management team with a clearly articulated vision of their company's future.

If the stock price appreciates to a level that the portfolio manager believes is not sustainable, the portfolio generally will sell the stock to realize the existing profits and avoid a potential price correction.

Other Investments

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The portfolio manager's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment goal.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                                                               Since 10/29/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1                                                                *

Index 2                                                                *
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

*   Since 10/31/1999

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The portfolio's subadvisor is Eagle Asset Management, Inc. The portfolio manager is Ashi Parikh. Mr. Parikh joined Eagle Asset Management, Inc. in 1999 and has managed the portfolio since its inception. Prior to 1999, he was employed by an unaffiliated investment advisor.

SVS Focus Value+Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the fund is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

The portfolio normally invests at least 65% of total assets in U.S. common stocks. Although the portfolio can invest in stocks of any size, it mainly chooses stocks from among the 1,000 largest (as measured by market capitalization). The portfolio manages risk by investing in both growth and value stocks. The portfolio seeks to maintain an approximately equal allocation of assets between growth securities and value securities and will periodically rebalance its assets to maintain a 50% allocation of invested assets to each discipline.

The portfolio retains two portfolio management teams dedicated to managing the growth and value portions of the portfolio, respectively. Each team focuses its investment on a core number of common stocks. Currently, it is anticipated that each team will invest in approximately 15-30 stocks.

In choosing growth stocks, the managers look for companies with a history of above-average growth, attractive prices relative to potential growth and sound financial strength, among other factors. With value stocks, the managers look for companies whose stock prices are low in light of earnings, cash flow and other valuation measures, while also considering such factors as improving fundamentals and management strategy.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or to adjust the proportions of growth and value stocks.

Other Investments

While the portfolio invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Similarly, because the portfolio isn't diversified and can invest a larger percentage of assets in a given company than a diversified portfolio, factors affecting that company could affect portfolio performance. Also, because each portfolio management team invests independently, it is possible that each team may hold the same security or both teams may favor the same industry.

It is also possible that one team may buy a security at the same time that the other team is selling it, resulting in no significant change in the overall portfolio but creating additional costs for the portfolio. Because the managers periodically rebalance the portfolio to maintain an approximately even allocation between growth and value securities, the portfolio may also incur additional costs since sales of portfolio securities may result in higher portfolio turnover.

In any given period, either growth stocks or value stocks will generally lag the other; because the portfolio invests in both, it is likely to lag any portfolio that focuses on the type of stock that outperforms during that period, and at times may lag both.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, the relative attractiveness of growth stocks and value stocks or other matters

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio is designed for investors with long-term goals who want to gain exposure to both growth and value stocks in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2001, the portfolio was named Kemper Value+Growth Portfolio and operated with a different investment strategy and a different advisor managed the growth portion of the portfolio. Performance would have been different if the portfolio's current policies and subadvisor/multi-manager arrangement had been in effect.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with two broad-based market indices (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997
1998
1999
2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 5/1/96
                                       1 Year                  Life of Class B
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1                                                                 *

Index 2                                                                 *
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged capitalization-weighted price only index that includes the 1000 largest capitalized U.S. companies whose common stocks are traded in the United States.

*   Since 4/30/1996

In the bar chart, total return for 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the value portion of the portfolio:

Lois Roman                                 Jonathan Lee
Lead Portfolio Manager                       o Began investment career in 1985
  o Began investment career in 1988          o Joined the advisor in 1991
  o Joined the advisor in 1994               o Joined the portfolio team in 2001
  o Joined the portfolio team in 2001

Jennison Associates LLC is the subadvisor to the growth portion of the portfolio. The following people handle the day-to-day management:

Spiros Segalas                              Kathleen McCarragher
  o Began investment career in 1960          o Began investment career in 1982
  o Joined the subadvisor in 1969            o Joined the subadvisor in 1998
  o Joined the portfolio team in 2001        o Joined the portfolio team in 2001

SVS Index 500 Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The portfolio seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks and securities of large U.S. companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the Index.

In choosing stocks, the portfolio uses an indexing strategy. The portfolio buys the largest stocks of the S&P 500 Index in roughly the same proportion as the index. With the smaller stocks of the S&P 500 Index, the portfolio managers use a statistical process known as sampling to select stocks whose overall performance is expected to be similar to that of the smaller companies in the S&P 500 Index.

The portfolio seeks to keep the composition of its portfolio similar to the S&P 500 Index in industry distribution, market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields). Over the long term, the portfolio managers seek a correlation between the performance of the portfolio, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

The portfolio will normally sell a stock when it is removed from the S&P 500 Index or as a result of the portfolio's statistical process.

Other Investments

The portfolio may invest up to 20% of total assets in stock index futures and options, as well as short-term debt securities. The portfolio typically invests new flows of money in index futures in order to gain immediate exposure to the S&P 500 Index.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

The portfolio's index strategy involves several risks. The portfolio could underperform the index during short periods or over the long term, either because its selection of stocks failed to track the index or because of the effects of expenses or shareholder transactions.

The portfolio's index strategy also means that it does not have the option of using defensive investments or other management actions to reduce the portfolio's exposure to a declining market.

Another factor that could affect performance is that:

o  derivatives could produce disproportionate losses

This portfolio is designed for long-term investors who want a portfolio that is designed to avoid substantially underperforming the overall large-cap stock market.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                                                                Since 9/1/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                   *
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*   Since 8/31/1999

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

Patrick Cannon                             Kai Yee Wong
  o Began investment career in 1991         o Began investment career in 1994
  o Joined the advisor in 2000              o Joined the advisor in 2000
  o Joined the portfolio team in 2001       o Joined the portfolio team in 2001

Denise M. Krisko
  o Began investment career in 1994
  o Joined the advisor in 2000
  o Joined the portfolio team in 2001

SVS INVESCO Dynamic Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

The portfolio is actively managed and invests primarily in common stocks of mid-sized companies. The portfolio's sub-advisor defines mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At January 31, 2002, the smallest company in the Index had a market capitalization of $____ billion and the largest company had a market capitalization of $____ billion. The portfolio also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors.

The portfolio's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the portfolio's investments are usually bought and sold relatively frequently.

While the portfolio generally invests in mid-size companies, it sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies and the price of portfolio shares tends to fluctuate more than it would if the portfolio invested in the securities of larger companies.

Other Investments

While the portfolio invests mainly in U.S. securities, it could invest up to 25% of total assets in foreign securities. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small and mid-size company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Stocks of mid-size companies tend to be more volatile than stocks of larger companies, in part because mid-size companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, it might be hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Manager

The portfolio's subadvisor is INVESCO. The portfolio manager is Timothy J. Miller. Mr. Miller is Chief Investment Officer and a director and senior vice president of INVESCO. Mr. Miller joined INVESCO in 1992 and has managed the portfolio since its inception.

SVS Janus Growth And Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth and current income.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks mostly for equity and income-producing securities that meet its investment criteria one at a time. If the portfolio is unable to find such investments, much of the portfolio's assets may be in cash or similar investments.

The portfolio normally emphasizes investments in common stocks. It normally will invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential.

The portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks have the potential to appreciate in value. The portfolio manager generally seeks to identify common stocks of companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries or geographic regions may warrant greater consideration in selecting foreign securities.

The portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities may provide better returns than the yields then available or expected on income-producing securities, the portfolio will place a greater emphasis on the growth component of its holdings.

The growth component of the portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

The income component of the portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the portfolio if they currently pay dividends or if the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o        debt securities may be subject to interest rate risk and credit risk

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___

Average Annual Total Returns (%) as of 12/31/2001

                                                               Since 10/29/99
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                   *
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*   Since 10/31/99

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The portfolio's subadvisor is Janus Capital Corporation. The portfolio manager is David J. Corkins. Mr. Corkins joined Janus Capital Corporation in 1995 and has managed the portfolio since its inception.

SVS Janus Growth Opportunities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the portfolio is unable to find investments with earnings growth potential, a significant portion of the portfolio's assets may be in cash or similar investments.

The portfolio invests primarily in common stocks selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies.

The portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the portfolio.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries, regions or geographic area may warrant greater consideration in selecting foreign securities.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A shares are offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000
2001

Best Quarter: ___%, Q_ ___                      Worst Quarter: ___%, Q_ ___


Average Annual Total Returns (%) as of 12/31/2001

                                                              Since 10/29/1999
                                       1 Year                 Life of Portfolio
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                   *
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*   Since 10/31/1999

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

The Portfolio Manager

The portfolio's subadvisor is Janus Capital Corporation. The portfolio manager is Marc Pinto. Mr. Pinto joined Janus Capital Corporation in 1994 and has managed the portfolio since its inception.

SVS MFS Investors Trust Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital with a secondary objective to seek reasonable current income. The portfolio invests, under normal market conditions, at least [80]% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. While the portfolio may invest in companies of any size, the portfolio generally focuses on companies with larger market capitalizations that its managers believe have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the S&P 500 Index.

The managers use a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the managers and the sub-advisor's large group of equity research analysts.

Other Investments

The portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Massachusetts Financial Services Company ("MFS"). The portfolio managers are John D. Laupheimer, Jr., Mitchell P. Dynan, Liehar Moy and Brooks Taylor. Mr. Laupheimer is Director of Equity Research and a Senior Vice President of MFS. Mr. Laupheimer has been employed in the investment management area of the subadvisor since 1981 and joined the portfolio in 2002. Mr. Dynan is a Senior Vice President of MFS, has been employed in the investment management area of the subadvisor since 1986 and joined the portfolio in 2002. Ms. Moy and Mr. Taylor are each a Vice President of MFS. Ms. Moy has been employed in the investment management area of the subadvisor since 1993 and joined the portfolio in 2002. Mr. Taylor has been employed in the investment management area of the subadvisor since 1996 and joined the portfolio in 2002.

SVS MFS Strategic Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is to provide capital appreciation. The portfolio invests, under normal market conditions, at least [80]% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the managers believe are undervalued in the market relative to their long term potential. The equity securities of these companies may be undervalued because:

o        they are temporarily out of favor in the market due to:

o        a decline in the market

o        poor economic conditions

o developments that have affected or may affect the issuer of the securities or the issuer's industry; or

o        the market has overlooked them

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The portfolio also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative values make such purchases attractive.

The managers use a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the managers and the subadvisor's large group of equity research analysts.

Other Investments

The portfolio may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies. The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Massachusetts Financial Services Company. The portfolio manager is Kenneth J. Enright. Mr. Enright is a Senior Vice President of MFS and a Chartered Financial Analyst, has been employed in the investment management area of the subadvisor since 1986 and joined the portfolio in 2002.

SVS Oak Strategic Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The portfolio invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments, the portfolio manager chooses stocks of companies which he believes have above-average growth potential at attractive prices. The portfolio manager's investment process begins with a top-down analysis of industry sectors that he believes have the best potential for long-term growth based on an overall analysis of the economy and interest rate trends. The portfolio manager then focuses in on the key performers in those areas based on a highly qualitative, subjective analysis of individual companies' fundamental values, such as earnings growth potential and the quality of corporate management. The portfolio manager buys and holds companies for the long-term and seeks to keep portfolio turnover to a minimum.

Other Investments

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Manager

The portfolio's subadvisor is Oak Associates, Ltd. The portfolio manager is James D. Oelschlager. Mr. Oelschlager began his investment career in 1970 and founded Oak Associates, Ltd. in 1985. Mr. Oelschlager has managed the portfolio since its inception.

SVS Turner Mid Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio pursues its objective by investing in common stocks and other equity securities of U.S. companies with medium market capitalizations that the portfolio manager believes have strong earnings growth potential. The portfolio will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the Russell Midcap Growth Index (the "Index") (as of December 31, 2001, the Index had a median market capitalization of $___.) Portfolio exposure is generally limited to 5% in any single issuer, subject to exceptions for the most heavily weighted securities in the Index.

Under normal circumstances, at least 80% of the portfolio's net assets, plus the amount of any borrowings for investment purposes, will be invested in stocks of mid-cap companies, which are defined for this purpose as companies with market capitalizations at the time of purchase in the range of market capitalizations of those companies included in the Index. The portfolio managers generally look for medium market capitalization companies with strong histories of earnings growth that are likely to continue to grow their earnings. A stock becomes a sell candidate if there is deterioration in the company's earnings growth prospects. Moreover, positions will be trimmed to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the Index.

In focusing on companies with strong earnings growth potential, the portfolio managers engage in a relatively high level of trading activity so as to respond to changes in earnings forecasts and economic developments.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small and mid-size company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Stocks of mid-size companies tend to be more volatile than stocks of larger companies, in part because mid-size companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, economic trends or other matters

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, it might be hard to value some investments or to get an attractive price for them

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

The Portfolio Managers

The portfolio's subadvisor is Turner Investment Partners, Inc. The portfolio managers are Christopher K. McHugh, William C. McVail and Robert E. Turner, who have each managed the portfolio since its inception. Mr. McHugh began his investment career in 1986 and joined Turner Investment Partners, Inc. when it was founded in 1990. Mr. McVail began his investment career in 1988 and joined Turner Investment Partners, Inc. in 1998 after serving as a portfolio manager at PNC Equity Advisors. Mr. Turner began his investment career in 1981 and is the founder, chairman and Chief Investment Officer of Turner Investment Partners, Inc.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board could change a portfolio's investment goal without seeking shareholder approval.

o As a temporary defensive measure, each of the non-money market portfolios could shift 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio would not be pursuing its goal.

o The portfolios may trade securities actively. This strategy could raise transaction costs and lower performance.

o The advisor or a portfolio's subadvisor establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor or subadvisor will determine whether selling it would be in the portfolio's best interest. For Money Market Portfolio, credit risk determinations are made pursuant to procedures adopted by the Board.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $325 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio that has been operating at least one year for the 12 months through the most recent fiscal year end, as a percentage of each portfolio's average daily net assets:

Portfolio Name                                                  Fee Paid
--------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio                              0.75%

Scudder Blue Chip Portfolio                                      0.65%

Scudder Contrarian Value Portfolio                               0.75%

Scudder Global Blue Chip Portfolio                               0.85%*

Scudder Government Securities Portfolio                          0.55%

Scudder Growth Portfolio                                         0.60%

Scudder High Yield Portfolio                                     0.60%

Scudder International Select Equity Portfolio                    0.75%

Scudder Investment Grade Bond Portfolio                          0.60%

Scudder Money Market Portfolio                                   0.50%

Scudder Small Cap Growth Portfolio                               0.65%

Scudder Technology Growth Portfolio                              0.75%

Scudder Total Return Portfolio                                   0.55%

SVS Dreman Financial Services Portfolio                          0.75%

SVS Dreman High Return Equity Portfolio                          0.75%

SVS Dreman Small Cap Value Portfolio                             0.75%

SVS Eagle Focused Large Cap Growth Portfolio                     0.95%

SVS Focus Value+Growth Portfolio                                 0.75%

SVS Janus Growth And Income Portfolio                            0.95%

SVS Janus Growth Opportunities Portfolio                         0.95%

SVS Index 500 Portfolio                                          0.34%*
--------------------------------------------------------------------------------
* Reflecting the effect of expense limitations and/or fee waivers then in effect.

By contract, the total annual operating expenses of the below portfolios are capped, as a percentage of each portfolio's average daily net assets, until April 30, 2003:

Portfolio Name                                                Expense Rate
--------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio                              1.20%

Scudder Blue Chip Portfolio                                      1.20%

Scudder Contrarian Value Portfolio                               1.05%

Scudder Global Blue Chip Portfolio                               1.81%

Scudder Investment Grade Bond Portfolio                          1.05%

Scudder Money Market Portfolio                                   0.58%*

Scudder Small Cap Value Portfolio                                1.09%

Scudder Technology Growth Portfolio                              1.20%

SVS Davis Venture Value Portfolio                                1.40%

SVS Dreman Financial Services Portfolio                          1.24%

SVS Dreman High Return Equity Portfolio                          1.12%

SVS INVESCO Dynamic Growth Portfolio                             1.55%

SVS Eagle Focused Large Cap Growth Portfolio                     1.40%

SVS Focus Value+Growth Portfolio                                 1.09%

SVS Index 500 Portfolio                                          0.80%

SVS MFS Investors Trust Portfolio                                    %

SVS MFS Strategic Value Portfolio                                    %

SVS Oak Strategic Equity Portfolio                               1.40%

SVS Turner Mid Cap Growth Portfolio                              1.55%
--------------------------------------------------------------------------------

* The advisor has agreed to waive 0.15% of Scudder Money Market Portfolio's 12b-1 fee until April 30, 2003.

Scudder Global Blue Chip Portfolio pays the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets                                        Fee Rate
--------------------------------------------------------------------------------
$0-$250 million                                                 1.000%

$250 million-$750 million                                       0.950%

$750 million-$1.5 billion                                       0.900%

$1.5 billion-$3 billion                                         0.850%

Over $3 billion                                                 0.800%
--------------------------------------------------------------------------------

Scudder Index 500 Portfolio pays the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets                                    Fee Rate
--------------------------------------------------------------------------------
$0-$200 million                                             0.440%

$200 million-$750 million                                   0.400%

$750 million-$2 billion                                     0.380%

$2 billion-$5 billion                                       0.365%

Over $5 billion                                             0.335%
--------------------------------------------------------------------------------

SVS Invesco Dynamic Growth Portfolio and SVS Turner Mid Cap Growth Portfolio each pay the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets                                    Fee Rate
--------------------------------------------------------------------------------
$0-$250 million                                             1.000%

$250 million-$500 million                                   0.975%

$500 million-$1 billion                                     0.950%

$1 billion-$2.5 billion                                     0.925%

Over $2.5 billion                                           0.900%
--------------------------------------------------------------------------------

SVS Oak Strategic Equity Portfolio, SVS Davis Venture Value Portfolio, and effective May 1, 2002, SVS MFS Investors Trust Portfolio and SVS MFS Strategic Value Portfolio each pay the investment advisor a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets                                    Fee Rate
--------------------------------------------------------------------------------
$0-$250 million                                             0.950%

$250 million-$500 million                                   0.925%

$500 million-$1 billion                                     0.900%

$1 billion-$2.5 billion                                     0.875%

Over $2.5 billion                                           0.850%
--------------------------------------------------------------------------------

Portfolio Subadvisors

Subadvisor for SVS Focus Value+Growth Portfolio

Jennison Associates LLC, a wholly-owned subsidiary of The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey, is the subadvisor to the growth portion of SVS Focus Value+Growth Portfolio. Jennison was founded in 1969 and has served as an investment advisor to registered investment companies since 1990. As of December 31, 2001, Jennison managed approximately $___ billion on behalf of its clients.

Zurich Scudder Investments, Inc. pays a fee to Jennison Associates LLC for acting as subadvisor to SVS Focus Value+Growth Portfolio at an annual rate based on the average combined daily net assets of the portfolio and Scudder Focus Value+Growth Fund (another fund managed by Zurich Scudder Investments, Inc.).

Subadvisor for SVS INVESCO Dynamic Growth Portfolio

INVESCO, located at 4350 South Monaco Street, Denver, Colorado 80237, is the subadvisor to SVS Dynamic Growth Portfolio. INVESCO was founded in 1932 and manages, as of December 31, 2001, over $___ billion for more than _______ shareholder accounts of 45 INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP plc, an international investment management company that manages, more than $_____ billion in assets worldwide. AMVESCAP is based in London, with money managers located in Europe, North and South America and the Far East.

Zurich Scudder Investments, Inc. pays a fee to INVESCO for acting as subadvisor to SVS Dynamic Growth Portfolio.

Subadvisor for SVS Turner Mid Cap Growth Portfolio

Turner Investment Partners, Inc., One Westlakes, Berwyn, Pennsylvania, 19312 is the subadvisor to SVS Mid Cap Growth Portfolio. As of December 31, 2000, Turner Investment Partners, Inc. had approximately $10 billion in assets under management.

Zurich Scudder Investments, Inc. pays a fee to Turner Investment Partners, Inc. for acting as subadvisor to SVS Mid Cap Growth Portfolio.

Subadvisor for SVS Oak Strategic Equity Portfolio

Oak Associates, Ltd. is the subadvisor to SVS Strategic Equity Portfolio. Oak Associates, Ltd. has approximately $24 billion in assets under management. Oak Associates, Ltd.'s principal place of business is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333.

Zurich Scudder Investments, Inc. pays a fee to Oak Associates, Ltd. for acting as subadvisor to SVS Strategic Equity Portfolio.

Subadvisor for SVS Davis Venture Value Portfolio

Davis Selected Advisers, L.P., 2949 E. Elmira Road, Suite 101, Tucson, Arizona 85706, is the subadvisor to SVS Venture Value Portfolio. Davis Selected Advisers, L.P. began serving as investment advisor to Davis New York Venture Fund in 1969 and currently serves as investment advisor to all of the Davis Funds, and acts as advisor or subadvisor for a number of other institutional accounts including mutual funds and private accounts.

Zurich Scudder Investments, Inc. pays a fee to Davis Selected Advisers, L.P. for acting as subadvisor to SVS Venture Value Portfolio.

Subadvisor for SVS Eagle Focused Large Cap Growth Portfolio

Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida, is the subadvisor to SVS Focused Large Cap Growth Portfolio. Eagle Asset Management, Inc. manages more than $5.5 billion in assets for institutional, high net worth individuals and subadvisory clients. Zurich Scudder Investments, Inc. pays a fee to Eagle Asset Management, Inc. for acting as subadvisor to SVS Focused Large Cap Growth Portfolio.

Subadvisor for SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio

Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado, is the subadvisor to SVS Growth And Income Portfolio and SVS Growth Opportunities Portfolio. As of December 31, 2001, Janus Capital Corporation managed approximately $____ billion in assets. They began serving as investment advisor to Janus Fund in 1970 and currently serve as investment advisor to all of the Janus Funds, act as subadvisor for a number of private-label mutual funds and provide separate account advisory services for institutional accounts. Zurich Scudder Investments, Inc. pays a fee to Janus Capital Corporation for acting as subadvisor to SVS Growth And Income Portfolio and SVS Growth Opportunities Portfolio.

On October 3, 2001, Thomas H. Bailey, Chairman, President and Chief Executive Officer of Janus Capital Corporation exercised certain rights under a stock purchase agreement with Stilwell Financial Inc. to sell his remaining stake in Janus Capital Corporation to Stilwell Financial Inc. Stilwell Financial Inc., a publicly traded holding company with principal operations in the financial asset management business, currently owns in excess of 90% of the outstanding shares of Janus Capital Corporation. Mr. Bailey and other Janus Capital Corporation employees own the remaining shares. Mr. Bailey intends to retain his positions as a director and Chief Executive Officer of Janus Capital Corporation.

The transaction may result in an "assignment" [as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")] of the portfolios' subadvisory agreements with Janus Capital Corporation. As required under the 1940 Act, the subadvisory agreements would automatically terminate in the event of an assignment. Zurich Scudder Investments, Inc. expects to present new subadvisory agreements for approval by the Board and shareholders. Any new subadvisory arrangements for the portfolios would be described in a proxy statement for the portfolios.

Subadvisor for SVS MFS Investors Trust Portfolio and SVS MFS Strategic Value Portfolio

Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116, is the subadvisor to SVS MFS Investors Trust Portfolio and SVS MFS Strategic Value Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $127.1 billion as of October 31, 2001.

Zurich Scudder Investments, Inc. pays a fee to MFS for serving as subadvisor to SVS MFS Investors Trust Portfolio and SVS MFS Strategic Value Portfolio. The fee is calculated as follows:

Average Daily Net Assets                                    Fee Rate
--------------------------------------------------------------------------------
TO BE UPDATED                                                    %
--------------------------------------------------------------------------------


Subadvisor for SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio

Dreman Value Management L.L.C., 10 Exchange Place, Jersey City, New Jersey, is the subadvisor to SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio, and EFFECTIVE jANUARY 18, 2002, SVS Dreman Small Cap Value Portfolio and receives a fee for its services from Zurich Scudder Investments, Inc. Founded in 1977, Dreman Value Management L.L.C. manages over $7 billion in assets. Zurich Scudder Investments, Inc. pays a fee to Dreman Value Management L.L.C. for acting as subadvisor to SVS Dreman Financial Services Portfolio and SVS Dreman High Return Equity Portfolio.

Zurich Scudder Investments, Inc. pays a fee as 0.375% of Scudder Dreman Small Cap Value Portfolio's average daily net assets to DVM for acting as the portfolio's subadvisor.

--------------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

The information in this prospectus applies to Class B shares of each portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. Each portfolio has another class of shares which are offered separately.

Technically, the shareholders of Scudder Variable Series II (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Scudder Money Market Portfolio, the share price, or net asset value per share, is normally $1.00 calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Scudder Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Scudder Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series II currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each portfolio, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

    TOTAL ASSETS - TOTAL LIABILITIES
  ------------------------------------- = NAV
   TOTAL NUMBER OF SHARES OUTSTANDING

Except with Scudder Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price. With Scudder Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Scudder Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolios' distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that Scudder Variable Series II, on behalf of each applicable portfolio, will pay Scudder Distributors, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholder reports are available by calling Scudder at (800) 778-1482 or a participating insurance company.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Statement of Additional Information for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 11, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                   CLASS A AND B SHARES OF BENEFICIAL INTEREST
                   -------------------------------------------


                           SCUDDER VARIABLE SERIES II





               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-778-1482


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Scudder Variable Series II (the "Fund") dated May 1, 2002, as amended from time to time. The prospectus may be obtained without charge from the Fund by calling the toll-free number listed above, and is also available along with other related materials on the Securities and Exchange Commission Internet web site (http://www.sec.gov). The prospectus is also available from Participating Insurance Companies.

Scudder   Variable  Series  II  offers  a  choice  of  29  portfolios   (each  a
"Portfolio"), to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.

The 29 portfolios are:

Scudder Aggressive Growth Portfolio                   "Aggressive Growth Portfolio"
Scudder Blue Chip Portfolio                           "Blue Chip Portfolio"
Scudder Contrarian Value Portfolio                    "Contrarian Portfolio"
Scudder Global Blue Chip Portfolio                    "Global Blue Chip Portfolio"
Scudder Government Securities Portfolio               "Government Securities Portfolio"
Scudder Growth Portfolio                              "Growth Portfolio"
Scudder High Yield Portfolio                          "High Yield Portfolio"
Scudder International Select Equity Portfolio*        "International Select Equity Portfolio"
Scudder Investment Grade Bond Portfolio               "Investment Grade Bond Portfolio"
Scudder Money Market Portfolio                        "Money Market Portfolio"
Scudder New Europe Portfolio*                         "New Europe Portfolio"
Scudder Small Cap Growth Portfolio                    "Small Cap Growth Portfolio"
Scudder Strategic Income Portfolio*                   "Strategic Income Portfolio"
Scudder Technology Growth Portfolio                   "Technology Portfolio"
Scudder Total Return Portfolio                        "Total Return Portfolio"
SVS Dreman Financial Services Portfolio               "Financial Services Portfolio"
SVS Dreman High Return Equity Portfolio               "High Return Equity Portfolio"
SVS Dreman Small Cap Value Portfolio                  "Small Cap Value Portfolio"
SVS INVESCO Dynamic Growth Portfolio                  "Dynamic Growth Portfolio"
SVS Eagle Focused Large Cap Growth Portfolio          "Large Cap Growth Portfolio"
SVS Focus Value+Growth Portfolio                      "Value+Growth Portfolio"
SVS Janus Growth And Income Portfolio                 "Growth And Income Portfolio"
SVS Janus Growth Opportunities Portfolio              "Growth Opportunities Portfolio"
SVS Index 500 Portfolio                               "Index 500 Portfolio"
SVS Turner Mid Cap Growth Portfolio                   "Mid Cap Portfolio"
SVS Oak Strategic Equity Portfolio                    "Strategic Portfolio"
SVS Davis Venture Value Portfolio                     "Venture Portfolio"
SVS MFS Investors Trust Portfolio                     "Investors Trust Portfolio"
SVS MFS Strategic Value Portfolio                     "Strategic Value Portfolio"

*        Formerly known as Scudder International Research Portfolio.

**       Class A shares only.

                                TABLE OF CONTENTS
                                -----------------
                                                                        Page



INVESTMENT RESTRICTIONS....................................................3

INVESTMENT POLICIES AND TECHNIQUES.........................................4

PORTFOLIO TRANSACTIONS....................................................24
         Brokerage Commissions............................................28

INVESTMENT ADVISOR........................................................29
         Investment Advisor...............................................29
         Distributor......................................................39
         Custodian, Transfer Agent and Shareholder Service Agent..........40
         Independent Auditors And Reports To Shareholders.................40
         Legal Counsel....................................................40

PURCHASE AND REDEMPTION OF SHARES.........................................41

OFFICERS AND TRUSTEES.....................................................41

REMUNERATION..............................................................48

NET ASSET VALUE...........................................................50

DIVIDENDS AND TAXES.......................................................52

SHAREHOLDER RIGHTS........................................................53

ADDITIONAL INFORMATION....................................................54

FINANCIAL STATEMENTS......................................................55

APPENDIX -- RATINGS OF INVESTMENTS........................................56


The Annual Report to Shareholders dated December 31, 2001, is incorporated by reference and is hereby deemed to be part of this Statement of Additional
Information. The Annual Report may be obtained without charge by calling 617-295-1000. The Annual Report accompanies this document.

                             INVESTMENT RESTRICTIONS

The Fund has adopted for each Portfolio certain fundamental investment restrictions that cannot be changed for a Portfolio without approval by a "majority" of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio.


Each Portfolio, except Value+Growth, Financial Services and Aggressive Growth Portfolios, is classified as a diversified open-end management investment company. Value+Growth, Financial Services and Aggressive Growth Portfolios are non-diversified open-end investment management companies.


Each Portfolio may not, as a fundamental policy:

(1)      borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) For all Portfolios except Money Market Portfolio: concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         For Money Market Portfolio: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Portfolio reserves the freedom of action to concentrate in government securities and instruments issued by domestic banks.

(4) engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7) make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With regard to Restriction (3) above, for purposes of determining the percentage of a Portfolio's assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

If a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has also adopted the following non-fundamental policies, which may be changed or eliminated for each Portfolio by the Fund's Board of Trustees without a vote of the shareholders:

As a matter of non-fundamental policy, each Portfolio, except Money Market Portfolio, does not intend to:

(1)      borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings;

(2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Portfolio may obtain such short-term credits as may be deemed necessary for the clearance of securities transactions;

(3) purchase options, unless the aggregate premiums paid on all such options held by a Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Portfolio and the premium paid for such options on futures contracts does not exceed 5% of the fair market value of a Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the money amount may be excluded in computing the 5% limit;

(5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Portfolio's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(6)      invest more than 15% of net assets in illiquid securities.

For all portfolios except Money Market Portfolio, Strategic Income Portfolio, Government Securities Portfolio, High Yield Portfolio and Investment Grade Bond
Portfolio:

(7) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets.

For Global Blue Chip Portfolio only:

(8) lend portfolio securities in an amount greater than 5% of its total assets.

For all portfolios except Global Blue Chip and Money Market Portfolio:

(9) lend portfolio securities in an amount greater than one third of its total assets.

For Money Market Portfolio:

(10) borrow money in an amount greater than 5% of its total assets, except for temporary emergency purposes; and

(11) lend portfolio securities in an amount greater than 5% of its total assets.


                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objectives and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage (such as short selling, hedging, etc.) or a financial instrument which a Portfolio may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. ("Zurich Scudder," "investment manager" or the "Advisor"), in its discretion, might, but is not required to, use in managing each Portfolio's assets. The investment manager may, in its discretion, at any time employ such practice, technique or instrument for one or more Portfolios but not for all investment companies advised by it.

Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio but, to the extent employed, could from time to time have a material impact on the Portfolio's performance.


Except for New Europe Portfolio and Strategic Income Portfolio, which do not offer separate classes of shares, two classes of shares of each Portfolio of the Fund are currently offered by Participating Insurance Companies. Class A shares are offered at net asset value and are not subject to a Rule 12b-1 Distribution Plan. Class B shares are offered at net asset value and are subject to a 12b-1 fee.

Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. The investment objectives and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the shareholders. There is no assurance that the objectives of any Portfolio will be achieved.


Each Portfolio except the Money Market Portfolio may engage in futures, options, and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Portfolio intends to engage in such transactions if it appears to the investment manager to be advantageous to do so, in order to pursue its objective, to hedge (i.e., protect) against the effects of fluctuating interest rates and to stabilize the value of its assets and not for speculation. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning certain other investment policies and techniques.

Strategic Transactions and Derivatives (all Portfolios except Money Market Portfolio). A Portfolio may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in a portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. A Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Portfolio, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Portfolio.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Portfolio to require the Counterparty to sell the option back to a Portfolio at a formula price within seven days. A Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, a Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from Standard & Poor's Ratings Services ("S&P") or P-1 from Moody's Investors Service ("Moody's") or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Portfolio, and portfolio securities "covering" the amount of a Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Portfolio's limitation on investing no more than 15% of its net assets in illiquid securities.

If a Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Portfolio's income. The sale of put options can also provide income.

A Portfolio may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Portfolio must be "covered" (i.e., a Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Portfolio will receive the option premium to help protect it against loss, a call sold by a Portfolio exposes a Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Portfolio to hold a security or instrument which it might otherwise have sold.

A Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Portfolio will not sell put options if, as a result, more than 50% of a Portfolio's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. A Portfolio may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A Portfolio's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to
10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Portfolio. If a Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. A Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. A Portfolio may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt  of income  therefrom.  Position  hedging  is  entering  into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Portfolio generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or in which a Portfolio expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Portfolio's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Portfolio's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Portfolio holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. If a Portfolio enters into a currency hedging transaction, a Portfolio will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. A Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Portfolio may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Portfolio will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and a Portfolio believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the
U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Portfolio segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Portfolio will require a Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require a Portfolio to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires a Portfolio to segregate cash or liquid assets equal to the exercise price.

Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Portfolio to buy or sell currency will generally require a Portfolio to hold an amount of that currency or liquid assets denominated in that currency equal to a Portfolio's obligations or to segregate cash or liquid assets equal to the amount of a Portfolio's obligation.

OTC options entered into by a Portfolio, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Portfolio sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Portfolio other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Portfolio will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Portfolio must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Portfolio. Moreover, instead of segregating cash or liquid assets if a Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.


Delayed Delivery Transactions. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Strategic Income, Financial Services, Global Blue Chip, Aggressive Growth, Technology Growth, New Europe, Focused Large Cap Growth, Growth And Income, Growth Opportunities, Index 500, Venture, Strategic, Mid Cap, and Dynamic Growth Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.


Real Estate Investment Trusts (REITs). Certain Portfolios may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Portfolio's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Collateralized Obligations. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.

Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities. Since collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Portfolio, other than the Money Market Portfolio, may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. None of the Portfolios currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, mortgage-backed securities or U.S. Government securities. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters as described in the prospectus. The Money Market Portfolio does not invest in inverse floaters.

Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities.

Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

In reliance on an interpretation by the SEC, a Portfolio's investments in certain qualifying collateralized obligations are not subject to the limitations in the 1940 Act regarding investments by a registered investment company, such as a Portfolio, in another investment company.

Zero Coupon Government Securities. Subject to its investment objective and policies, a Portfolio may invest in zero coupon U.S. Government Securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 20% of its net assets in zero coupon U.S. Government securities during the current year.

Investment of Uninvested Cash Balances. Each Portfolio, except Money Market Portfolio, may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, each Portfolio may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which Zurich Scudder Investments acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the Investment Company Act. Investment by each Portfolio in shares of the Central Funds will be in accordance with Portfolio's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar-weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance each Portfolio's ability to manage Uninvested Cash.

Each Portfolio will invest Uninvested Cash in Central Funds only to the extent that each Portfolio's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

SPECIAL RISK FACTORS. There are risks inherent in investing in any security, including shares of each Portfolio. The investment manager attempts to reduce risk through fundamental research and, for certain Portfolios, the use of a subadvisor; however, there is no guarantee that such efforts will be successful and each Portfolio's returns and net asset value will fluctuate over time. There are special risks associated with each Portfolio's investments that are discussed below.


Special Risk Factors -- Foreign Securities. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Focus Value+Growth, Blue Chip, Aggressive Growth, Technology Growth, Financial Services, Focused Large Cap Growth, and SVS Venture Value Portfolios invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest in foreign securities that are traded principally in securities markets outside the United States. These Portfolios (other than the Financial Services Portfolio) currently limit investment in foreign securities not publicly traded in the United States to 25% of their total assets. These Portfolios, along with SVS Growth and Income and Growth Opportunities Portfolio may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs") which are bought and sold in the United States and are not subject to the preceding limitation. The Financial Services Portfolio may invest up to 30% of its total assets in foreign securities, including ADRs. The Small Cap Value Portfolio may invest up to 20% of its total assets in securities of foreign companies in the form of ADRs. High Return Equity may invest up to 20% of its total assets in securities of foreign companies through the acquisition of ADRs as well as through the purchase of securities of foreign companies that are publicly traded in the United States and securities of foreign companies that are traded principally in securities markets outside the United States. Foreign securities in which a Portfolio may invest include any type of security consistent with that Portfolio's investment objective and policies. In connection with their foreign securities investments, such Portfolios may, to a limited extent, engage in foreign currency exchange transactions and purchase and sell foreign currency options and foreign currency futures contracts as a hedge and not for speculation. The InternationalSelect Equity, Strategic Income, Global Blue Chip, SVS Growth and Income, Growth Opportunities and New Europe Portfolios may invest without limit in foreign securities and may engage in foreign currency exchange transactions and may purchase and sell foreign currency options and foreign currency futures contracts. See "Investment Policies and Techniques -- Options and Financial Futures Transactions -- Foreign Currency Transactions." The Money Market Portfolio and Government Securities Portfolio, each within its quality standards, may also invest in securities of foreign issuers. However, such investments will be in U.S. Dollar denominated instruments.


Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect a Portfolio's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a

Portfolio's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a Portfolio seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Depositary Receipts. Investments in securities of foreign issuers may be in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, EDRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depository Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of a Portfolio's investment policies, a Portfolio's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, a Portfolio avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


Investing in Emerging Markets. A Portfolio's investments in foreign securities may be in developed countries or in countries considered by a Portfolio's Advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Advisor believes that these characteristics may be expected to continue in the future.


Most emerging securities markets have substantially less volume and are subject to less governmental supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.



Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause a Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Portfolio of any restrictions on investments.

In the course of investment in emerging markets, a Portfolio will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While a Portfolio will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause a Portfolio to suffer a loss of value in respect of the securities in a Portfolio's holdings.


The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission. Accordingly, if a Portfolio believes that appropriate circumstances exist, it will promptly apply to the Securities and Exchange Commission for a determination that an emergency is present. During the period commencing from a Portfolio's identification of such condition until the date of the Securities and Exchange Commission action, a Portfolio's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of a Portfolio's Board.


Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Portfolio's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

A Portfolio may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a Portfolio defaults, a Portfolio may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Portfolio's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by a Portfolio could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which a Portfolio makes its investments. A Portfolio's net asset value may also be affected by changes in the rates or methods of taxation applicable to a Portfolio or to entities in which a Portfolio has invested. The Advisor will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging market countries have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the country's balance of payments, including export performance, and its access to international credits and investments. An emerging market country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of a country's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging market countries receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of governmental issues of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of governmental issues to make payments on these debt obligations.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging market countries to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates because the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Fixed-Income. Since most foreign fixed-income securities are not rated, a Portfolio will invest in foreign fixed-income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed-income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed-income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed-income securities, and the extent to which a Portfolio hedges against its interest rate, credit and currency exchange rate risks. Many of the foreign fixed-income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed-income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Portfolio of the Fund, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio of the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio of the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Investment Company Securities (except Index 500 Portfolio). Each Portfolio may acquire securities of other investment companies (and, for Dynamic Growth Portfolio, exchange-traded funds) to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. For example, a Portfolio may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index or a specific portion of an index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


Examples of index-based investments include:


SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.


DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Investment-Grade Bonds. "Investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that a Portfolio invests in higher-grade securities, a Portfolio will not be able to avail itself of opportunities for higher income which may be available at lower grades.


High Yield, High Risk Securities. Certain portfolios may also purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P or judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.


Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A Portfolio may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Portfolio's ability to dispose of particular issues and may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on the Advisor's or subadvisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of the Fund to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Warrants. All Portfolios (except Money Market Portfolio) may invest in warrants up to five percent of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Portfolio were not exercised by the date of its expiration, a Portfolio would lose the entire purchase price of the warrant.


Non-Diversified Portfolios. Value+Growth, Financial Services and Aggressive Growth Portfolios each operate as a "non-diversified" portfolio so that it will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Portfolio. This allows the Portfolio, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the securities of an individual foreign government or corporate issuer. Since the Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified portfolio.

Special Risk Factors -- Small Company Risk. Small Cap Growth and Small Cap Value Portfolios intend to invest a substantial portion of their assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index. The Advisor believes that many small companies may have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies. Investors should therefore expect that the value of the shares of the Small Cap Growth and Small Cap Value Portfolios may be more volatile than the shares of a portfolio that invests in larger capitalization stocks.

Additional Investment Information. The portfolio turnover rates for each Portfolio's Class A shares, other than the Money Market Portfolio, are listed under "Financial Highlights" in the Fund's Annual Report dated December 31, 2001. Each Portfolio's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Money Market Portfolio is zero. Frequency of portfolio turnover will not be a limiting factor should a Portfolio's investment manager deem it desirable to purchase or sell securities. Purchases and sales are made for a Portfolio whenever necessary, in management's opinion, to meet a Portfolio's objective. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. See "Dividends and Taxes" herein.


The Portfolios do not generally make investments for short-term profits, but are not restricted in policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.


Daily Cash Allocation and Re-balancing Procedures for Value+Growth Portfolio. The growth and value sub-portfolios (or "sleeves") of the portfolio were allocated 50% of the available assets on May 1, 2001, the beginning of the portfolio's new strategy. After this date, the portfolio's daily net flows are allocated 50% to the growth sleeve and 50% to the value sleeve. Sleeve allocations will be monitored daily by Zurich Scudder Investment Operations.

Equal allocations continue as long as neither of the two sub-portfolios drops below 45% of the portfolio's total assets. If this threshold is crossed, on days that the portfolio has positive net new flows, 100% of net flows will be allocated to the under-weighted sleeve. On days that the portfolio has negative net new flows, 100% of the net redemptions will be funded by the over-weighted sleeve. This practice will be handled by Zurich Scudder Investment Operations (working with the custodian) and will continue until the under-weighted sleeve grows to at least 45% of the portfolio's total assets, at which time the cash allocations will return to 50% for each.


If the sleeve with less than 45% of the Portfolio's total net assets drops below 40% for 2 consecutive business days, Zurich Scudder Investment Operations will send a first notice to formally notify the portfolio management teams of this imbalance as well as any other designated contacts. If changes in stock prices and cash flows have not brought the under-weighted sub-portfolio above 40% after 30 calendar days, Zurich Scudder Investment Operations will send a final notice.

Upon receipt of any imbalance notification, the portfolio management teams may recommend reallocation. Reallocation prior to the final notice will only occur with the consent of the portfolio management teams. This reallocation will not necessarily occur automatically. Even after a 30 day imbalance, other factors may postpone the event. For example, it is unlikely that a full reallocation would occur late in the year due to potentially negative tax implications.

Unless otherwise agreed, dividend distributions will be taken 50% from each sleeve.

Sub-portfolio allocations will be distributed daily by State Street Bank to the portfolio management teams.

If either  sleeve has an  overdraft  position,  corrections  will be made at the
sleeve  level.  If  the  portfolio's   management
teams deem appropriate, a reallocation may be advised, provided that the portfolio does not go below a 40/60 allocation.

In addition, a reallocation may also be advised if the portfolio management teams deem that special and unusual circumstances exist, and it is in the best interest of the shareholders. For instance, if the managers were faced with a large redemption, and one manager had more cash available at the time, an imbalanced redemption may be transacted. Following such a transaction, it is possible that a reallocation may be advised in order to rectify the allocations.

Lending of Portfolio Securities. Each Portfolio may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, the Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor or subadvisor to be of good standing and will not be made unless, in the judgment of the Advisor or subadvisor, the consideration to be earned from such loans would justify the risk. For each Portfolio except the Global Blue Chip Portfolio and Money Market Portfolio, the investment manager will limit such lending to not more than one-third of the value of a Portfolio's total assets. For the Global Blue Chip and Money Market Portfolios, the investment manager will, as a non-fundamental policy, limit securities lending to not more than 5% of the value of the Portfolio's total assets.

Borrowing. Each Portfolio will borrow only when the Advisor believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing. Borrowing by each Portfolio will involve special risk considerations. Although the principal of each Portfolio's borrowings will be fixed, a Portfolio's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.


Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no Portfolio may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating portfolio under a loan agreement; and (2) no Portfolio may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Portfolio may engage in reverse repurchase agreements and dollar rolls for any purpose.

Short Sales Against-the-Box. All Portfolios except Money Market Portfolio may make short sales against-the-box for the purpose of, but not limited to, deferring realization of loss when deemed advantageous for federal income tax purposes. A short sale "against-the-box" is a short sale in which a Portfolio owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. The portfolio will incur a loss as a result of the short sale if the price of the security increases between the dates of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur transaction costs, including interest expenses in connection with opening, maintaining, and closing short sales against the box.

Each Portfolio does not currently intend to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.


Repurchase Agreements. Each Portfolio may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, the Portfolio acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a Portfolio to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price upon repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by a Portfolio or as being collateral for a loan by a Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Portfolio has not perfected a security interest in the Obligation, a Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Portfolio, the Portfolio seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Portfolio may incur a loss if the proceeds to a Portfolio of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. Each Portfolio (except Money Market Portfolio) may enter into "reverse repurchase agreements," which are repurchase agreements in which a Portfolio, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. Each Portfolio maintains a segregated account in connection with outstanding reverse repurchase agreements. A Portfolio will enter into reverse repurchase agreements only when the investment manager believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Portfolio assets and its yield.

Section 4(2) Paper. Subject to its investment objectives and policies, each Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular

Portfolio on illiquid securities. The investment manager monitors the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Portfolio participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets, such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. Subject to its investment objectives and policies, each Portfolio (except Money Market Portfolio) may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a Portfolio may invest are either fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Convertible securities may be issued as fixed-income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).


                             PORTFOLIO TRANSACTIONS

Brokerage -- Zurich Scudder

Allocation of brokerage is supervised by the investment manager (which also includes Scudder Investments, Ltd. for purposes of the following disclosure) and each subadvisor for its respective portfolio.

The primary objective of the investment manager in placing orders for the purchase and sale of securities for a Portfolio is to seek the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The investment manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable)with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The investment manager routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


Each Portfolio's purchases and sales of fixed-income securities are generally placed by the investment manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the investment manager's practice to place such orders with broker/dealers who supply brokerage and research services to the investment manager or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The investment manager is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The investment manager has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the investment manager or a Portfolio in exchange for the direction by the investment manager of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Subject to the foregoing, the investment manager may consider sales of variable life insurance policies and variable annuity contracts for which the Portfolios are an investment option as a factor in the selection of firms to execute portfolio transactions. The investment manager may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a fund managed by Zurich Scudder.



Although certain research services from broker/dealers may be useful to a Portfolio and to the investment manager, it is the opinion of the investment manager that such information only supplements the investment manager's own research effort since the information must still be analyzed, weighed and reviewed by the investment manager's staff. Such information may be useful to the investment manager in providing services to clients other than the Portfolios, and not all such information is used by the investment manager in connection with the Portfolios. Conversely, such information provided to the investment manager by broker/dealers through whom other clients of the investment manager effect securities transactions may be useful to the investment manager in providing services to a Portfolio.

Brokerage -- Dreman Value Management, L.L.C.


Under the subadvisory agreement between Zurich Scudder and Dreman Value Management, L.L.C. ("DVM"), DVM places all orders for purchases and sales of the
High  Return  Equity,   Financial  Services  and  Small  Cap  Value

Portfolios' securities. At times, investment decisions may be made to purchase or sell the same investment securities of a Portfolio and for one or more of the other clients managed by DVM. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Portfolio will be able to write on a particular security.


The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Portfolios. On the other hand, the ability of the Portfolios to participate in volume transactions may produce better executions for the Portfolios in some cases. The Board of Trustees believes that the benefits of DVM's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

DVM, in effecting purchases and sales of portfolio securities for the account of the Portfolios, will implement each Portfolio's policy of seeking best execution of orders. DVM may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolios and DVM. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of DVM. In selecting among firms believed to meet the criteria for handling a particular transaction, DVM may give consideration to those firms that have sold or are selling shares of the Portfolios and of other funds managed by Zurich Scudder and its affiliates, as well as to those firms that provide market, statistical and other research information to the Portfolios and DVM, although DVM is not authorized to pay higher commissions to firms that provide such services, except as described below.

DVM may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in
Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by DVM in cash. Subject to Section 28(e) the Portfolio could pay a firm that provides research services commissions for effecting a securities transaction for the Portfolio in excess of the amount other firms would have charged for the transaction if DVM determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or DVM's overall responsibilities to the Portfolio and other clients. Not all of such research services may be useful or of value in advising the Portfolio. Research benefits will be available for all clients of DVM. The subadvisory fee paid by Zurich Scudder to DVM is not reduced because these research services are received.

Brokerage Commissions -- Deutsche Asset Management, Inc.

Under the subadvisory agreement between Zurich Scudder and Deutsche Asset Management, Inc. ("DAMI"), DAMI will place orders for the purchase and sale of the Index 500 Portfolio's securities.

The primary objective of DAMI in placing orders for the purchase and sale of securities for the Portfolio is to seek the most favorable net results, taking into account such factors as price, commission, where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. DAMI routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is DAMI's practice to place orders with broker/dealers who supply brokerage and research services to DAMI or the Portfolio. The term
"research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. DAMI is authorized when placing portfolio transactions, as applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. DAMI has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to DAMI or the Portfolio in exchange for the direction by DAMI of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity transactions. DAMI will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold variable life insurance policies and variable annuity contracts for which the Portfolio is an investment option. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to the Portfolio and to DAMI, it is the opinion of DAMI that such information only supplements DAMI's own research effort since the information must still be analyzed, weighed, and reviewed by DAMI's staff. Such information may be useful to DAMI in providing services to clients other than the Portfolio, and not all such information is used by DAMI in connection with the Portfolio. Conversely, such information provided to DAMI by broker/dealers through whom other clients of DAMI effect securities transactions may be useful to DAMI in providing services to the Portfolio.


Brokerage Commissions -- Eagle Asset Management, Janus Capital Corporation, Davis Selected Advisors, L.P., Oak Associates, Ltd., Turner Investment Partners, Inc., INVESCO Funds Group, Inc. and Jennison Associates LLC [To be updated - MFS]

Under the subadvisory agreements between Zurich Scudder and Eagle Asset Management, Inc. ("EAM"), Zurich Scudder and Janus Capital Corporation ("JCC"), Zurich Scudder and Davis Selected Advisors, L.P. ("DSA"), Zurich Scudder and Oak Associates, Ltd. ("OAL"), Zurich Scudder and Turner Investment Partners, Inc. ("TIP"), Zurich Scudder and INVESCO Funds Group, Inc. ("IFG"), and Zurich Scudder and Jennison Associates LLC ("JA"), EAM places all orders for purchase and sales of the Focused Large Cap Portfolios' securities, JCC places all orders for the purchase of Growth And Income and Growth Opportunities Portfolios' securities, DSA places all orders for the purchase of SVS Venture Value Portfolios' securities, OAL places all orders for the purchase of SVS Strategic Equity Portfolios' securities, TIP places all orders for the purchase of SVS Mid Cap Growth Portfolios' securities, IFG places all orders for the purchase of SVS Dynamic Growth Portfolios' securities, and JA places all orders for the growth portion of SVS Focus Value+Growth Portfolio. At times investment decisions may be made to purchase or sell the same investment securities of a Portfolio and for one or more of the other clients managed by EAM, JCC, DSA, OAL, TIP, IFG or JA, respectively. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options a Portfolio will be able to write on a particular security.


The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to a Portfolio. On the other hand, the ability of a Portfolio to participate in volume transactions may produce better executions for a Portfolio in some cases. The Board of Trustees believes that the benefits of EAM, JCC, DSA, OAL, TIP, IFG and JA's organizations each outweigh any limitations that may arise from simultaneous transactions or position limitations.

EAM, JCC, DSA, OAL, TIP, IFG and JA, in effecting purchases and sales of portfolio securities for the account of the Portfolios, will implement the Portfolios' policy of seeking best execution of orders. EAM, JCC, DSA, OAL, TIP, IFG and JA may each be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolios, EAM, JCC, DSA, OAL, TIP, IFG and JA. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of EAM, JCC, DSA, OAL, TIP, IFG and JA. In selecting among firms believed to meet the criteria for handling a particular transaction, EAM, JCC, DSA, OAL, TIP, IFG and JA may each give consideration to those firms that have sold or are selling shares of the Portfolios and of other funds managed by Zurich Scudder and its affiliates, as well as to those firms that provide market, statistical and other research information to the Portfolio, EAM, JCC, DSA, OAL, TIP, IFG and JA, although each are not authorized to pay higher commissions to firms that provide such services, except as described below.

EAM, JCC, DSA, OAL, TIP, IFG and JA may each in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities

Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by EAM, JCC, DSA, OAL, TIP, IFG and JA in cash. Subject to Section 28(e) the Portfolios could pay a firm that provides research services commissions for effecting a securities transaction for the Portfolio in excess of the amount other firms would have charged for the transaction if EAM, JCC, DSA, OAL, TIP, IFG and JA determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or EAM, JCC, DSA, OAL, TIP, IFG and JA's overall responsibilities to the Portfolios and other clients. Not all of such research services may be useful or of value in advising the Portfolios. Research benefits will be available for all clients of EAM, JCC, DSA, OAL, TIP, IFG and JA. The subadvisory fees paid by Zurich Scudder to EAM, JCC, DSA, OAL, TIP, IFG and JA are not reduced because these research services are received.

Brokerage Commissions


The table below shows total brokerage commissions paid by Class A shares of each Portfolio (other than the Investors Trust and Strategic Value Portfolios, which each commenced operations on May 1, 2002) then existing for the last three fiscal years as applicable and, for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.

                                                              Allocated  to
                                                              Firms Based on
                                                              Research   in
Portfolio                                   Fiscal 2001       Fiscal 2001      Fiscal 2000      Fiscal 1999
---------                                   -----------       -----------      -----------      -----------

Aggressive Growth                                                                 $26,875                  n/a
Blue Chip                                                                         324,039             $187,770
Contrarian Value                                                                  338,516              325,888
Dynamic Growth*
Financial Services                                                                 24,293               19,392
Global Blue Chip                                                                   45,608               30,186
Government Securities                                                                 546                    0
Growth                                                                            549,125              848,978
High Return Equity                                                                148,787              122,405
High Yield                                                                            178                    0
Index 500                                                                          40,275                  n/a
International Select Equity **                                                    665,063            1,206,888
Investment Grade Bond                                                                   0                    0
Mid Cap*
Money Market                                                                            0                    0
Small Cap Growth                                                                   60,188              473,333
Small Cap Value                                                                    60,188              277,982
Strategic*
Technology Growth                                                                 231,045                  n/a
Total Return                                                                      787,344              956,177
Value+Growth                                                                      342,565              219,962
Venture Value*
Focused Large Cap Growth                                                           81,519                  n/a
Growth And Income                                                                  96,320                  n/a
Growth Opportunities                                                               89,447                  n/a

*        Commencement of operations through December 31, 2001.

**       Formerly known as International Research.

                               INVESTMENT ADVISOR

                                 [TO BE UPDATED]

Investment Advisor


Zurich Scudder Investments, Inc., 345 Park Avenue, New York, New York is the investment manager for each Portfolio. Zurich Scudder is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Zurich Scudder is owned by its officers and employees. Pursuant to investment management agreements, Zurich Scudder acts as investment manager to each Portfolio, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The investment management agreements provide that each Portfolio shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliates of Zurich Scudder), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. The Portfolio bears the expenses of registration of its shares with the SEC and the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states, if any.

The investment management agreements provide that Zurich Scudder shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolio in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Zurich Scudder in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders of the Portfolio subject thereto or the Board of Trustees. Each Portfolio's agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. If additional Portfolios may become subject to an investment management agreement, the provisions concerning continuation, amendment and termination and the allocation of the management fees and the application of the expense limitation shall be on a Portfolio by Portfolio basis. Additional Portfolios may be subject to different agreements.

Certain investments may be appropriate for the Portfolios and for other clients advised by the investment manager or subadvisors. Investment decisions for the Portfolios and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the investment manager or subadvisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the investment manager or subadvisor in the interest of the most favorable net results to a Portfolio.

In certain cases, the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by Zurich Scudder that have similar names, objectives and investment styles as a Portfolio. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

The investment manager maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The investment manager receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the investment manager's clients. However, the investment manager regards this information and material as an adjunct to its own research activities. The investment manager's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which each Portfolio may invest, the conclusions and investment decisions of the investment manager with respect to the Fund are based primarily on the analyses of its own research department.

Responsibility for overall management of each Portfolio rests with the Fund's Board of Trustees and officers. Professional investment supervision is provided by Zurich Scudder. The investment management agreements provide that Zurich Scudder shall act as each Portfolio's investment advisor, manage its investments and provide it with various services and facilities.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI, the former investment manager for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Zurich Scudder, with the balance owned by Zurich Scudder's officers and employees. On January 1, 2001, Scudder Kemper Investments, Inc. changed its name to Zurich Scudder Investments, Inc.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Zurich Scudder) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


Upon consummation of the B.A.T. transaction, each Portfolio's then existing investment management agreement with the investment manager was deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements with the investment manager, which are substantially identical to the then current investment management agreements, except for the date of execution (now September 7, 1999) and termination. These agreements became effective upon the termination of the then current investment management agreements and were approved by shareholders at a special meeting which concluded in December 1999. The investment management agreements for the Aggressive Growth Portfolio and the Technology Growth Portfolio are effective as of their inception, May 1, 1999, for the Index 500 Portfolio, September 1, 1999 and for the Focused Large Cap Growth, Growth And Income and Growth Opportunities Portfolios, October 29, 1999. The investment management agreements for the Dynamic Growth, Mid Cap Growth, Strategic Equity and Venture Value Portfolios are effective as of their inception, May 1, 2001. The investment management agreements for Investors Trust Portfolio and Strategic Value Portfolio are effective as of their inception, May 1, 2002.


Each Portfolio pays Zurich Scudder an investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Portfolio                                  Annual Management Fee Rate
---------                                  --------------------------


Money Market                                         0.50%
Total Return                                         0.55%
High Yield                                           0.60%
Growth                                               0.60%
Government Securities                                0.55%
International Select Equity                          0.75%
Small Cap Growth                                     0.65%
Investment Grade Bond                                0.60%
Contrarian Value                                     0.75%
Small Cap Value                                      0.75%
Value + Growth                                       0.75%

Portfolio                                  Annual Management Fee Rate
---------                                  --------------------------

Blue Chip                                            0.65%
Strategic Income                                     0.65%


The High Return Equity, Financial Services, Aggressive Growth, and Technology Growth Portfolios each pay Zurich Scudder a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio            Annual Management Fee Rate
-----------------------------------------            --------------------------

$0-$250 million                                                  0.75%
$250 million-$1 billion                                          0.72%
$1 billion-$2.5 billion                                          0.70%
$2.5 billion-$5 billion                                          0.68%
$5 billion-$7.5 billion                                          0.65%
$7.5 billion-$10 billion                                         0.64%
$10 billion-$12.5 billion                                        0.63%
Over $12.5 billion                                               0.62%

The Global Blue Chip and New Europe Portfolios each pay Zurich Scudder a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio            Annual Management Fee Rate
-----------------------------------------            --------------------------

$0-$250 million                                                  1.00%
$250 million-$750 million                                        0.95%
$750 million-$1.5 billion                                        0.90%
$1.5 billion -$3 billion                                         0.85%
Over $3 billion                                                  0.80%

The Index 500 Portfolio pays Zurich Scudder a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio            Annual Management Fee Rate
-----------------------------------------            --------------------------

$0-$200 million                                               0.44%
$200 million-$750 million                                     0.40%
$750 million-$2.0 billion                                     0.38%
$2.0 billion-$5.0 billion                                     0.365%
Over $5.0 billion                                             0.335%

Focused Large Cap Growth Portfolio, Growth And Income Portfolio, Growth Opportunities Portfolio, Dynamic Growth Portfolio, Mid Cap Growth Portfolio, Strategic Equity Portfolio and Venture Value Portfolio each pay the investment manager a graduated investment management fee based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio           Annual Management Fee Rate
-----------------------------------------           --------------------------

$0-$250 million                                              1.000%
$250 million-$500 million                                    0.975%
$500 million-$1 billion                                      0.950%
$1 billion-$2.5 billion                                      0.925%
Over $2.5 billion                                            0.900%

The investment management fees paid by each Portfolio for its last three fiscal years (other than the Aggressive Growth and Technology Portfolios, which commenced operations on May 1, 1999, the Index 500 Portfolio, which commenced operations on September 1, 1999, the Large Cap Growth, Growth And Income and Growth Opportunities

Portfolios, which each commenced operations on October 29, 1999 and Dynamic Growth, Mid Cap, Strategic and Venture Value Portfolios, which each commenced operations on May 1, 2001) are shown in the table below:


Portfolio                                      Fiscal 2001                  Fiscal 2000                  Fiscal 1999
---------                                      -----------                  -----------                  -----------

Aggressive Growth                                                             $323,018                           n/a
Blue Chip                                                                    1,395,541                      $802,000
Contrarian Value                                                             1,487,215                     2,079,000
Financial Services                                                             283,626                       184,000
Global Blue Chip                                                               259,579                        94,000
Government Securities                                                          766,804                       760,000
Growth                                                                       4,288,087                     3,808,000
High Return Equity                                                             894,029                       752,000
High Yield                                                                   1,991,358                     2,648,000
International Select Equity                                                  1,583,641                     1,506,000
Investment Grade Bond                                                          422,387                       385,000
Money Market                                                                 1,194,135                       910,000
Small Cap Growth                                                             2,124,015                     1,298,000
Small Cap Value                                                                639,133                       728,000
Technology                                                                   1,713,634                           n/a
Total Return                                                                 4,959,560                     4,935,000
Value+Growth                                                                 1,220,918                     1,171,000
Large Cap Growth                                                               148,329                           n/a
FocusValue+Growth                                                            1,220,918                     1,171,000
Growth And Income                                                              634,219                           n/a
Growth Opportunities                                                           822,347                           n/a

Fund Subadvisor for the International Select Equity Portfolio. Prior to September 30, 2001, Scudder Investments (U.K.) Ltd. ("Scudder UK"), 1 South Place, London, U.K. EC2M 2ZS, an affiliate of Zurich Scudder, was the subadvisor for the International Research Portfolio (now know as International Select Equity). Scudder UK acts as subadvisor pursuant to the terms of a subadvisory agreement between it and Zurich Scudder for the International Portfolio. Scudder UK is subject to regulation by the Investment Management Regulatory Organization in England as well as the SEC.

Under the terms of the subadvisory agreement for the Portfolio, Scudder UK rendered investment advisory and management services with regard to that portion of the Portfolio's assets as may be allocated to Scudder UK by the investment manager from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. Scudder UK may, under the terms of the subadvisory agreement, rendered similar services to others including other investment companies. For its services, Scudder UK received from Zurich Scudder a monthly fee at 1/12 of the following annual rates applied to the portion of the average daily net assets of the Portfolio allocated by Zurich Scudder to Scudder UK for management: 0.35% for the International Portfolio. Scudder UK permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

The subadvisory agreement provided that Scudder UK will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder UK in the performance of its duties or from reckless disregard by Scudder UK of its obligations and duties under the subadvisory agreement.

The subadvisory agreement continued in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders of the Portfolio subject thereto or the Board of Trustees. The subadvisory agreement may be terminated at any time for the Portfolio upon 60 days' notice by Zurich Scudder, Scudder UK or the Board of Trustees, or by a majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon the termination of the Portfolio's investment management agreement. If additional Portfolios become subject to the subadvisory agreement, the provisions concerning continuation, amendment and termination shall be on a Portfolio by Portfolio basis. Additional Portfolios may be subject to a different agreement.

The subadvisor fees paid by Zurich Scudder to Scudder UK for the International and Strategic Income Portfolios for fiscal year 1999 were $813,000, for fiscal year 1999 were $0 and for fiscal year 2001 were $______.

Fund Subadvisor for the High Return Equity, Financial Services and Small Cap Value Portfolios. Dreman Value Management, L.L.C. ("DVM"), Ten Exchange Place, Jersey City, New Jersey 07302, is the subadvisor for High Return Equity Portfolio, Financial Services Portfolio and Small Cap Value Portfolio. DVM is controlled by David N. Dreman. DVM serves as subadvisor pursuant to the terms of a subadvisory agreement between it and Zurich Scudder for each Portfolio. DVM was formed in April 1997 and has served as subadvisor for these Portfolios since their inception.


Under the terms of each subadvisory agreement, DVM manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with DVM remains in effect until May 1, 2003 unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the subadvisory agreement shall continue in effect through May 1, 2003 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will  terminate  automatically  upon  assignment  or  upon  termination  of  the
Portfolio's investment management agreement. DVM may not terminate each subadvisory agreement prior to May 1, 2001. Thereafter, DVM may terminate the subadvisory agreement upon 90 days' notice to the investment manager.


For  High  Return  Equity  Portfolio  and  Financial  Services  Portfolio,   the
investment manager pays DVM for its services a subadvisory fee, payable monthly, the annual rates shown below:


Average Daily Net Assets of the Portfolio             Annual Subadvisor Fee Rate
-----------------------------------------             --------------------------

$0-$250 million                                                 0.240%
$250 million-$1 billion                                         0.230%
$1 billion-$2.5 billion                                         0.224%
$2.5 billion-$5 billion                                         0.218%
$5 billion-$7.5 billion                                         0.208%
$7.5 billion-$10 billion                                        0.205%
$10 billion-$12.5 billion                                       0.202%
Over $12.5 billion                                              0.198%

The subadvisor fees paid by Zurich Scudder Investments, Inc. to DVM for the High Return Equity and Dreman Financial Services Portfolios for fiscal year 1999 were $11,552,373 and $549,628, respectively. Subadvisor fees for fiscal year 2000 were $285,455 and $90,516, respectively.


For Small Cap Value Portfolio, the investment manager pays DVM for its services a subadvisory fee, payable monthly, the annual rates shown below:

Average Daily Net Assets of the Portfolio       Annual Subadvisor Fee Rate
-----------------------------------------       --------------------------

All amounts                                               0.375%


Fund Subadvisor for the Index 500 Portfolio. Pursuant to a subadvisory agreement entered into between Zurich Scudder and Deutsche Asset Management, Inc. ("DAMI") on September 1, 1999, DAMI provides subadvisory services relating to the management of the Index 500 Portfolio. DAMI, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York, 10006, is an indirect subsidiary of Deutsche Bank AG, and one of the nation's leading managers of index funds.

Under the terms of the subadvisory agreement, DAMI manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as Zurich Scudder may, from time to time, reasonably request.

The subadvisory agreement provides that DAMI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misconduct, bad faith or gross negligence on the part of DAMI in the performance of its duties or from reckless disregard by DAMI of its obligations and duties under the subadvisory agreement.


The subadvisory agreement is renewable annually by specific approval of the Board of Trustees of the Fund or by the affirmative vote of a majority of the outstanding voting securities of the Portfolio. Any such renewal shall be approved by the vote of a majority of the Trustees of the Fund who are not interested persons under the 1940 Act, cast in person at a meeting called for the purpose of voting on such renewal. The subadvisory agreement may be terminated without penalty at any time by the Trustees, by vote of a majority of the outstanding voting securities of the Portfolio, or by the Advisor or DAMI upon 60 days' written notice, and will automatically terminate in the event of its assignment by either party to the agreement, as defined in the 1940 Act, or upon termination of the Investment Management Agreement between Zurich Scudder and the Portfolio. In addition, the Advisor or the Portfolio may terminate the subadvisory agreement upon immediate notice if DAMI becomes statutorily disqualified from performing its duties under this agreement or otherwise is legally prohibited from operating as an investment advisor.

The fee paid to DAMI or the investment manager is calculated on a monthly basis and is based upon the average daily net assets in the Portfolio. The annual fee rate decreases as the level of the Portfolio's net assets increases. The fee is paid to DAMI monthly, at the annual rates shown below:


Average Daily Net Assets of the Portfolio         Annual Subadvisor Fee Rate
-----------------------------------------         --------------------------

$0-$200 million                                              0.07%
$200 million-$750 million                                    0.03%
Over $750 million                                            0.01%


The subadvisor fee paid by Zurich Scudder Investments, Inc. to Bankers Trust Company, the previous subadvisor for Index 500 Portfolio for the period September 1, 1999 (inception) through December 31, 1999 was $3,808, all of which was unpaid at December 31, 1999. The subadvisor fee paid by Zurich Scudder to Banker's Trust Company for Index 500 Portfolio for fiscal year 2000 was $54,434. The subadvisor fee paid for 2001 was $________.


Fund  Subadvisor  for the  Focused  Large  Cap  Growth  Portfolio.  Eagle  Asset
Management, 880 Carillon Parkway, St. Petersburg, Florida, 33716, is the subadvisor for the Focused Large Cap Growth Portfolio. EAM manages more than $5.5 billion in assets for institutional, high net worth individuals and subadvisory clients.

Under the terms of the subadvisory agreement, EAM manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that EAM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of EAM in the performance of its duties or from reckless disregard by EAM of its obligations and duties under the subadvisory agreement.


The subadvisory Agreement with EAM shall continue in effect from year to year, but only as long as such continuance is specifically approved at least annually
(a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by EAM, by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.


The investment manager pays EAM for its services a subadvisory fee, payable monthly, at the annual rates shown below:

        Average Daily Net Assets of the Portfolio     Annual Subadvisor Fee Rate
        -----------------------------------------     --------------------------

$0-$50 million                                                 0.45%
$50 million-$300 million                                       0.40%
On the balance over $300 million                               0.30%

The subadvisor fee paid by Zurich Scudder to EAM for Focused Large Cap Portfolio for the period October 29, 1999 (inception) through December 31, 1999 was $1,487, all of which was unpaid at December 31, 1999. The subadvisor fee paid by Zurich Scudder to EAM for Focused Large Cap Portfolio for fiscal year 2000 was $70,417.


Fund Subadvisor for the Growth Opportunities Portfolio and the Growth And Income Portfolio. Janus Capital Corporation ("JCC"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the subadvisor for the Growth Opportunities Portfolio and the Growth And Income Portfolio. JCC began serving as investment advisor to Janus Fund in 1970 and currently serves as investment advisor to all of the Janus Funds, acts as subadvisor for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


Under the terms of each subadvisory agreement, JCC manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that JCC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JCC in the performance of its duties or from reckless disregard by JCC of its obligations and duties under the subadvisory agreement.


Each subadvisory agreement with JCC shall continue in effect from year to year, but only as long as such continuance is specifically approved at least annually
(a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by JCC, by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.


The investment manager pays JCC for its services a subadvisory fee, payable monthly, at the annual rates shown below:

      Average Daily Net Assets of the Portfolios      Annual Subadvisor Fee Rate
      ------------------------------------------      --------------------------

$0-$100 million                                                  0.55%
$100 million-$500 million                                        0.50%
On the balance over $500 million                                 0.45%

The subadvisor fees paid by Zurich Scudder to JCC for Growth Opportunities and Growth And Income Portfolios for the period October 29, 1999 (inception) through December 31, 1999 were $6,931 and $7,011, respectively, all of which was unpaid at December 31, 1999. The subadvisor fees paid by Zurich Scudder to JCC for Growth Opportunities and Growth And Income Portfolios for fiscal year 2000 were $430,226 and $345,598, respectively.

Fund Subadvisor for Dynamic Growth Portfolio. INVESCO Funds Group, Inc. ("IFG"), 7800 East Union Avenue, Denver, Colorado 80237, is the subadvisor for the SVS Dynamic Growth Portfolio. IFG has served as investment advisor to the Portfolio since its inception on May 1, 2001.

Under the terms of each subadvisory agreement, IFG manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that IFG will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of IFG in the performance of its duties or from reckless disregard by IFG of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with IFG shall continue in effect through September 30, 2002 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by IFG, by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The investment manager pays IFG for its services a subadvisory fee, payable monthly, at the annual rates shown below:

      Average Daily Net Assets of the Portfolios      Annual Subadvisor Fee Rate
      ------------------------------------------      --------------------------


$0-$100 million                                                 0.550%
$100 million-$500 million                                       0.525%
$500 million-$1 billion                                         0.500%
On amounts over $1 billion                                      0.470%

Fund Subadvisor for Mid Cap Growth Portfolio. Turner Investment Partners, Inc. ("TIP"), 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312, is the subadvisor for the SVS Mid Cap Growth Portfolio. TIP has served as investment advisor to the Portfolio since its inception on May 1, 2001.


Under the terms of each subadvisory agreement, TIP manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that TIP will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of TIP in the performance of its duties or from reckless disregard by TIP of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with TIP shall continue in effect through September 30, 2002 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and

(b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by TIP, by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The investment manager pays TIP for its services a subadvisory fee, payable monthly, at the annual rates shown below:

      Average Daily Net Assets of the Portfolios      Annual Subadvisor Fee Rate
      ------------------------------------------      --------------------------


$0-$50 million                                                  0.550%
$50 million-$200 million                                        0.525%
On amounts over $200 million                                    0.500%

Fund Subadvisor for Strategic Equity Portfolio. Oak Associates, Ltd., ("OAL"), 3875 Embassy parkway, Suite 250, Akron, OH 44333, is the subadvisor for the SVS Strategic Equity Portfolio. OAL has served as investment advisor to the Portfolio since its inception on May 1, 2001.


Under the terms of each subadvisory agreement, OAL manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that OAL will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of OAL in the performance of its duties or from reckless disregard by OAL of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with OAL shall continue in effect through September 30, 2002 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by OAL, by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The investment manager pays OAL for its services a subadvisory fee, payable monthly, at the annual rates shown below:

    Average Daily Net Assets of the Portfolios        Annual Subadvisor Fee Rate
    ------------------------------------------        --------------------------

On all assets                                                 0.300%


Fund Subadvisor for Venture Value Portfolio. Davis Selected Advisors, L.P. ("DSA"), 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706, is the subadvisor for the SVS Venture Value Portfolio. DSA has served as investment advisor to the Portfolio since its inception on May 1, 2001.


Under the terms of each subadvisory agreement, DSA manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that DSA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DSA in the performance of its duties or from reckless disregard by DSA of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with DSA shall continue in effect through September 30, 2002 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by DSA, by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The investment manager pays DSA for its services a subadvisory fee, payable monthly, at the annual rates shown below:

    Average Daily Net Assets of the Portfolios        Annual Subadvisor Fee Rate
    ------------------------------------------        --------------------------

$0-$100 million                                                 0.50%
$100 million-$500 million                                       0.45%
On amounts over $500 million                                    0.40%


Fund Subadvisor for Investors Trust Portfolio and Strategic Value Portfolio. Massachusetts Financial Services Company ("MFS"), [Address] Boston, Massachusetts Zip-ZIP, is the subadvisor for the Investors Trust Portfolio and Strategic Value Portfolio.

Under the terms of each subadvisory agreement, MFS manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each subadvisory agreement provides that MFS will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JCC in the performance of its duties or from reckless disregard by MFS of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with MFS shall continue in effect from year to year, but only as long as such continuance is specifically approved at least annually
(a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by MFS, by Zurich Scudder or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The investment manager pays MFS for its services a subadvisory fee, payable monthly, at the annual rates shown below:

     Average Daily Net Assets of the Portfolios       Annual Subadvisor Fee Rate

$0-$250 million                                                 0.950%
$250 million-$500 million                                       0.925%
$500 million-$1 billion                                         0.900%
$1 billion-$2.5 billion                                         0.875%
Over $2.5 billion                                               0.850%


Code of Ethics. The Fund, the Advisor and subadvisors, and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Advisor or subadvisors, and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Fund Accounting Agent. Scudder Fund Accounting Corp. ("SFAC"), Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of Zurich Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Portfolio. SFAC receives no fee for its services to each Portfolio, other than the High Return Equity, Financial Services, Focused Large Cap Growth, Growth And Income, Growth Opportunities, Global Blue Chip, New Europe, Aggressive Growth, and Technology Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to those Portfolios under its agreement with such Portfolios. The agreements with Aggressive Growth, Technology, High Return Equity and Financial Services Portfolios state that each Portfolio shall each pay SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets of the Portfolio, 0.0075% of the next $850 million of such assets and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The agreement with Global Blue Chip and New Europe Portfolios state that the Portfolio shall each pay SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets of the Portfolio, 0.04% of the next $850 million of such assets and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Certain of the Portfolios incurred no accounting fees for the period ending December 31, 2000, after a fee reduction by SFAC. Aggressive Growth Portfolio, Technology Growth Portfolio, High Return Equity Portfolio, Financial Services Portfolio and Global Blue Chip Portfolios incurred accounting fees, for the period ending December 31, 2000, of $40,349, $38,043, $44,664, $32,084 and
$18,875, respectively. Of these fee amounts, $4,576 for Technology Growth and $4,307 for High Return Equity was unpaid at December 31, 2000.

Distributor

Scudder Distributors, Inc. ("SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, Illinois 60606, a wholly owned subsidiary of Zurich Scudder, is the distributor and principal underwriter for shares of each Portfolio in the continuous offering of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective shareholders. SDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires sixty days' notice.

[THIS DISCLOSURE TO BE INSERTED PENDING BOARD APPROVAL]

[Each Portfolio, except New Europe and Strategic Income Portfolios, has adopted a distribution plan under Rule 12b-1 (the "Plan") that provides for fees payable as an expense of the Class B shares that are used by SDI to pay for distribution and services for that class that are insured or paid by SDI or a participating insurance company. The fee is payable by the Fund, on behalf of each Portfolio, of up to 0.25% of the average daily net assets attributable to the Class B shares of a Portfolio. Because 12b-1 fees are paid out of Portfolio assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. In connection with its consideration of the Plan, the Board of Trustees was furnished with drafts of the Plan and related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Fund provided additional information, summarized the provisions of the proposed Plan and discussed the legal and regulatory considerations in adopting such Plan.

The Board considered various factors in connection with its decision as to whether to approve the Plan, including (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Plan to any other person relative to those of the Fund; (e) the effect of the Plan on existing owners of VA contracts and VLI policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry and (h) the relationship of the Plan to other distribution efforts of the Fund.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Fund's Plan is reasonably likely to benefit the Fund and the VA contract and VLI policy owners in at least one of several ways. Specifically, the Board concluded that the Participating Insurance Companies would have less incentive to educate VA contract and VLI policy owners and sales people concerning the Fund if expenses associated with such services were not paid for by the Fund. In addition, the Board determined that the payment of distribution fees to insurers should motivate them to maintain and enhance the level of services relating to the Fund provided to VA contract and VLI policy owners, which would, of course, benefit such VA contract and VLI policy owners. Further, the adoption of the Plan would likely help to maintain and may lead to an increase in net assets under management given the distribution financing alternatives available through the multi-class structure. The Board also took into account expense structures of other competing products and administrative compensation arrangements between other funds, their advisers and insurance companies that currently are in use in the variable products industry. Further, it is anticipated that Plan fees may be used to educate potential and existing owners of VA contracts and VLI policies concerning the Fund, the securities markets and related risks. A better educated investor, in the Distributor's view, is less likely to surrender his or her VA contract or VLI policy early, thereby avoiding the costs associated with such an event. Accordingly, the Plan may help the Fund and Participating Insurance Companies meet investor education needs.

The Board realizes that there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results. However, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

The Plan and any Rule 12b-1-related agreement that is entered into by the Fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or a Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement, may be terminated as to Class B shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares of that Portfolio or by vote of a majority of the Independent Trustees. The Plan also provides that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares of a Portfolio without the approval of Class B shareholders of that Portfolio.]


In addition, SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of Scudder Variable Series II.


Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Portfolio (other than the Strategic Income, InternationalSelect Equity, Global Blue Chip, and New Europe Portfolios). The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Strategic Income and International Select Equity Portfolios. Brown Brothers Harriman & Co., as custodian, has custody of all securities and cash of the Global Blue Chip and New Europe Portfolios. Each custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by those Portfolios. State Street is also the transfer agent and dividend-paying agent for each Portfolio. For the fiscal year ended December 31, 2000, no fees were paid to State Street by any Portfolio. Pursuant to an agreement with State Street, Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri
64105-2005, an affiliate of the Advisor, acts as each Portfolio's transfer agent, dividend-paying agent and shareholder service agent. SISC receives as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge and out-of-pocket expense reimbursement.


Independent Auditors And Reports To Shareholders

The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Portfolios' annual financial statements, review certain regulatory reports and the Portfolios' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel


Vedder, Price, Kaufman & Kammholz, 222 N. LaSalle St., Chicago, Illinois, serves as legal counsel to each Portfolio other than those noted below. Dechert, Ten Post Office Square South, Boston, Massachusetts, serves as legal counsel to the Financial Services, Global Blue Chip, New Europe, Focused Large Cap Growth, Growth And Income, Growth

Opportunities, Index 500, Dynamic Growth, Mid Cap Growth, Strategic Equity and Venture Value Portfolios. [To be updated, MFS portfolios]



                        PURCHASE AND REDEMPTION OF SHARES

Portfolio shares are sold at their net asset value next determined after an order and payment are received as described below. (See "Net Asset Value.")

Upon receipt by a Portfolio's transfer agent of a request for redemption, shares will be redeemed by the Fund, on behalf of a particular Portfolio, at the applicable net asset value as described below.

The Fund, on behalf of a particular Portfolio, may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which
(i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.


                              OFFICERS AND TRUSTEES


The following tables show certain information about the Trustees and Executive Officers of each Fund. Unless otherwise stated, all of the Trustees and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity. The Directors and Officers of each Fund may also serve in similar capacities with other Scudder Funds.

Non-Interested Trustees

                                                                                                  Number of
                                                                                                  Portfolios
                               Positions(s)      Term of Office                                   in Fund       Other
                               Held              and Length of     Principal Occupation(s)        Complex       Directorships
Name, Address, and Age         with Fund         Time Served**     During Past 5 Years            Overseen      Held
----------------------         ---------         -------------     -------------------            --------      ----

John W. Ballantine             Trustee                             Retired; formerly, First
222 South Riverside Plaza                                          Chicago NBD Corporation/The
Chicago, Illinois 60606                                            First National Bank of
(56)                                                               Chicago:  1996-1998
                                                                   Executive Vice President and
                                                                   Chief Risk Management
                                                                   Officer; 1995-1996,
                                                                   Executive Vice President and
                                                                   Head of International
                                                                   Banking; Director, First Oak
                                                                   Brook Bancshares, Inc., Oak
                                                                   Brook Bank and Tokheim
                                                                   Corporation.

Lewis A. Burnham               Trustee                             Retired; formerly, Partner,
222 South Riverside Plaza                                          Business Resources Group;
Chicago, Illinois 60606                                            formerly, Executive Vice
(69)                                                               President, Anchor Glass
                                                                   Container Corporation.

Donald L. Dunaway              Trustee                             Retired; formerly, Executive
222 South Riverside Plaza                                          Vice President, A. O. Smith
Chicago, Illinois  60606                                           Corporation (diversified
(64)                                                               manufacturer).



                                       41

                                                                                                  Number of
                                                                                                  Portfolios
                               Positions(s)      Term of Office                                   in Fund       Other
                               Held              and Length of     Principal Occupation(s)        Complex       Directorships
Name, Address, and Age         with Fund         Time Served**     During Past 5 Years            Overseen      Held
----------------------         ---------         -------------     -------------------            --------      ----

James R. Edgar                 Trustee                             Distinguished Fellow,
222 South Riverside Plaza                                          Institute of Government and
Chicago, Illinois  60606                                           Public Affairs, University
(55)                                                               of Illinois,; Director,
                                                                   Kemper Insurance Companies
                                                                   (not affiliated with the
                                                                   Kemper Funds); Director,
                                                                   John B. Sanfilippo & Son,
                                                                   Inc.; Director, Horizon
                                                                   Group Properties, Inc.;
                                                                   formerly, Governor, State
                                                                   of  Illinois.

Robert B. Hoffman              Trustee                             Chairman, Harnischfeger
222 South Riverside Plaza                                          Industries, Inc. (machinery
Chicago, Illinois  60606                                           for the mining and paper
(65)                                                               industries); formerly, Vice
                                                                   Chairman and Chief Financial
                                                                   Officer, Monsanto Company
                                                                   (agricultural,
                                                                   pharmaceutical and
                                                                   nutritional/food products);
                                                                   formerly, Vice President and
                                                                   Head of International
                                                                   Operations, FMC Corporation
                                                                   (manufacturer of machinery
                                                                   and chemicals), Director,
                                                                   Harnischfeger Industries,
                                                                   Inc.

Shirley D. Peterson            Trustee                             Retired, formerly,
222 South Riverside Plaza                                          President, Hood College;
Chicago, Illinois  60606                                           formerly, partner, Steptoe &
(61)                                                               Johnson (attorneys); prior
                                                                   thereto, Commissioner,
                                                                   Internal Revenue Service;
                                                                   prior thereto, Assistant
                                                                   Attorney General (Tax), U.S.
                                                                   Department of Justice;
                                                                   Director Bethlehem Steel
                                                                   Corp.



                                       42

                                                                                                  Number of
                                                                                                  Portfolios
                               Positions(s)      Term of Office                                   in Fund       Other
                               Held              and Length of     Principal Occupation(s)        Complex       Directorships
Name, Address, and Age         with Fund         Time Served**     During Past 5 Years            Overseen      Held
----------------------         ---------         -------------     -------------------            --------      ----

Fred B. Renwick                Trustee                             Professor Emeritus of
222 South Riverside Plaza                                          Finance, New York
Chicago, Illinois  60606                                           University, Stern School of
(72)                                                               Business; Director, the
                                                                   Wartburg Foundation;
                                                                   Chairman, Finance Committee
                                                                   of Morehouse College Board
                                                                   of Trustees; Director,
                                                                   American Bible Society
                                                                   Investment Committee;
                                                                   formerly, member of the
                                                                   Investment Committee of
                                                                   Atlanta University Board of
                                                                   Trustees; formerly, Director
                                                                   of Board of Pensions
                                                                   Evangelical Lutheran Church
                                                                   in America.

William P. Sommers             Trustee                             Retired; formerly, President
222 South Riverside Plaza                                          and Chief Executive Officer,
Chicago, Illinois  60606                                           SRI International (research
(68)                                                               and development); prior
                                                                   thereto, Executive Vice
                                                                   President, Iameter (medical
                                                                   information and educational
                                                                   service provider); prior
                                                                   thereto, Senior Vice
                                                                   President and Director,
                                                                   Booz, Allen & Hamilton Inc.
                                                                   (management consulting
                                                                   firm); Director, PSI Inc.,
                                                                   Evergreen Solar, Inc. and
                                                                   Litton Industries; Advisor,
                                                                   Guckenheimer Enterprises;
                                                                   Consultant and Director,
                                                                   SRI/Atomic Tangerine.

John G. Weithers               Trustee                             Presently, Director, Federal
222 South Riverside Plaza                                          Life Insurance Company;
Chicago, Illinois  60606                                           Chairman of the Board of
(68)                                                               Members and Trustee, DePaul
                                                                   University; formerly,
                                                                   Chairman of the Board and
                                                                   Chief Executive Officer,
                                                                   Chicago Stock Exchange;
                                                                   Director, International
                                                                   Federation of Stock
                                                                   Exchanges; Director, Records
                                                                   Management Systems.



                                       43

Interested Directors and Officers*

                                                                                                  Number of
                                                                                                  Portfolios
                               Positions(s)      Term of Office                                   in Fund       Other
                               Held              and Length of     Principal Occupation(s)        Complex       Directorships
Name, Address, and Age         with Fund         Time Served**     During Past 5 Years            Overseen      Held
----------------------         ---------         -------------     -------------------            --------      ----

Mark S. Casady+                Trustee and                         Managing Director, Zurich
(41)                           President                           Scudder Investments, Inc.;
                                                                   formerly Institutional Sales
                                                                   Manager of an unaffiliated
                                                                   mutual fund distributor.

Linda C. Coughlin+ (50)        Trustee,                            Managing Director, Zurich
                               Chairman, and                       Scudder Investments, Inc.
                               Vice President

William F. Glavin, Jr.#        Trustee                             Managing Director, Zurich
(43)                                                               Scudder Investments, Inc.,
                                                                   formerly, Executive Vice
                                                                   President of Market and
                                                                   Product Development, The
                                                                   Dreyfus Corporation.

Kathryn L. Quirk++             Vice President                      Managing Director of Zurich
(49)                                                               Scudder Investments, Inc.

Linda J. Wondrack+             Vice President                      Managing Director of Zurich
(37)                                                               Scudder Investments, Inc.

John Millette+                 Secretary                           Vice President of Zurich
(39)                                                               Scudder Investments, Inc.

Philip J. Collora#             Vice President                      Senior Vice President of
(56)                           and Assistant                       Zurich Scudder Investments,
                               Secretary                           Inc.

Caroline Pearson+              Assistant                           Managing Director of Zurich
(39)                           Secretary                           Scudder Investments, Inc.;
                                                                   Associate, Dechert Price &
                                                                   Rhoads (law firm) 1989-1997

Gary French+                   Treasurer                           Managing Director of Zurich
(50)                                                               Scudder Investments, Inc.

John R. Hebble+                Assistant                           Senior Vice President of
(43)                           Treasurer                           Zurich Scudder Investments,
                                                                   Inc.

Thomas Lally+                  Assistant                           Senior Vice President of
(34)                           Treasurer                           Zurich Scudder Investments,
                                                                   Inc.



                                       44

                                                                                                  Number of
                                                                                                  Portfolios
                               Positions(s)      Term of Office                                   in Fund       Other
                               Held              and Length of     Principal Occupation(s)        Complex       Directorships
Name, Address, and Age         with Fund         Time Served**     During Past 5 Years            Overseen      Held
----------------------         ---------         -------------     -------------------            --------      ----

Brenda Lyons+                  Assistant                           Senior Vice President of
(38)                           Treasurer                           Zurich Scudder Investments,
                                                                   Inc.

Richard L. Vandenberg          Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

J. Patrick Beimford            Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

Robert S. Cessine              Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

Irene T. Cheng                 Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

Jan C. Faller                  Vice President                      Senior Vice President of
                                                                   Zurich Scudder Investments,
                                                                   Inc.

Carol L. Franklin              Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

William Gadsden                Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

Sewall Hodges                  Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

William E. Holzer              Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

Frank J. Rachwalski, Jr.       Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

Harry E. Resis, Jr.            Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.

Thomas F. Sassi                Vice President                      Managing Director of Zurich
                                                                   Scudder Investments, Inc.



                                       45

                                                                                                  Number of
                                                                                                  Portfolios
                               Positions(s)      Term of Office                                   in Fund       Other
                               Held              and Length of     Principal Occupation(s)        Complex       Directorships
Name, Address, and Age         with Fund         Time Served**     During Past 5 Years            Overseen      Held
----------------------         ---------         -------------     -------------------            --------      ----

Jesse Stuart                   Vice President                      Senior Vice President of
                                                                   Zurich Scudder Investments,
                                                                   Inc.

Robert D. Tymoczko             Vice President                      Senior Vice President of
                                                                   Zurich Scudder Investments,
                                                                   Inc.

* As a result of their respective positions held with the Advisor, these individuals are considered `interested persons' of the Advisor within the meaning of the Investment Company Act of 1940, as amended. Interested persons receive no compensation from the Funds.

+        Address:  Two International Place, Boston, Massachusetts

++       Address:  345 Park Avenue, New York, New York

#        Address: 222 South Riverside Plaza, Chicago, Illinois

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

Mark S. Casady:            Chairman and Director
Linda C. Coughlin:         Vice Chairman and Director
William F. Glavin:         Vice President and Director
Kathryn L. Quirk:          Director, Secretary, Chief Legal Officer and
                           Vice President
Caroline Pearson:          Assistant Secretary
Linda J. Wondrack:         Vice President and Chief Compliance Officer
Phillip J. Collora:        Assistant Secretary

Trustee's Responsibilities. The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with the Advisor. These `Non-Interested Trustees' have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

The officers of the Fund manage its day-to-day operations under the direction of the Fund's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. A majority of the Fund's Board members are not affiliated with the Advisor.

The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. At least annually, the Trustees, including the Non-interested Trustees, review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance qualifications and experience of personnel of the Advisor rendering services, the quality and efficiency of the various other services provided, costs incurred by the Advisor and its affiliates, and the Advisor's profit, comparative information regarding fees, expenses and performance of competitive funds. While the full Board or Non-interested Trustees, as appropriate, act on all major matters, including the approval of the investment advisory agreements, significant activities are conducted through the committees established by the Board, as described below. Each of the following Committees has adopted a written charter setting forth its responsibilities and is comprised solely of Non-interested Trustees (except for the Valuation Committee).

Board Committees:  The Fund's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald
L. Dunaway (Chairman), Robert B. Hoffman and William P. Sommers. The Audit Committee held [ ] meetings during the Fund's last fiscal year.

Nominating and Governance Committee: This Committee seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held [ ] meetings during the Fund's last fiscal year. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Fund.

Valuation Committee: This Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine and Linda C. Coughlin. Alternative members are Lewis A. Burnham, Donald L. Dunaway, John G. Weithers, Mark S. Casady and William F. Glavin. The Valuation Committee held [ ] meetings during the Fund's last fiscal year.

Operations Committee: This Committee oversees the operations of the Fund, such as reviewing the Fund's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements, shareholder services and proxy voting policies. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Fred B. Renwick and John G. Weithers. The Operations Committee held [ ] meetings during the Fund's last fiscal year.

[Equity Oversight Committee: This Committee oversees investment activities of the Fund, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are John G. Weithers (Chairman), Lewis A. Burnham and Robert
B. Hoffman. The Equity Oversight Committee held [ ] meetings during the Fund's last fiscal year.]

[Fixed-Income Oversight Committee: This Committee oversees investment activities of the Fund, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are William P. Sommers (Chairman), Donald L. Dunaway and James R. Edgar. The Fixed-Income Oversight Committee held [ ] meetings during the Fund's last fiscal year.]

[Money Market Oversight Committee: This Committee oversees investment activities of the Fund, such as investment performance and risk, expenses, services provided under the investment management agreement and portfolio pricing procedures. The members of the Money Market Oversight Committee are Fred B. Renwick (Chairman), John W. Ballantine and Shirley D. Peterson. The Money Market Oversight Committee held [ ] meetings during the Fund's last fiscal year.]

Trustee Fund Ownership

All Trustees allocate their investments among the various Scudder funds based on their own investment needs. The following table sets forth each Trustee's share ownership of the Fund and all Scudder funds overseen by the Trustee as of December 31, 2001.

Trustee Fund Ownership of Non-Interested and Interested Trustees

The following sets forth beneficial share ownership as of December 31, 2001.

                                                        Aggregate Dollar Range
                                                        of Shares Owned
                             Dollar Range of            of All Scudder Funds
Name of Trustee              Fund Shares Owned          Overseen by Trustee
---------------              -----------------          -------------------

                                            $                         $

Securities Beneficially Owned by Non-Interested Trustees in Advisor, SDI, or Person Directly or Indirectly Controlling, Controlled By or Under Common Control within the Advisor or SDI

                       Name of Owner(s)
                       and Relationship to                                                            Percent of
Name of Director       Trustee               Company          Title of Class    Value of Securities   Class
----------------       -------               -------          --------------    -------------------   -----



Footnotes to share ownership table for Mr. Dunaway and Mr. Edgar:

The number of shares shown includes share equivalents of [certain] Scudder funds in which [Mr. Edgar] [Mr. Dunaway] is deemed to be invested pursuant to the Fund's Deferred Compensation Plan as more fully described below under "Compensation of Officers and Trustees."


                                  REMUNERATION

Compensation of Officers and Trustees

The Non-interested Trustees receive from the Fund a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other Scudder funds. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stockholders of the Advisor and participate in the fees paid to that firm, although the Fund does not make any direct payments to them. Trustees and officers of the Fund who are Interested Persons receive no compensation from the Fund. The Non-interested Trustees are not entitled to benefits under any Fund pension or retirement plan. The Board of Trustees of the Fund established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Mr. Dunaway and Mr. Edgar have elected to defer at least a portion of their fees. The equivalent Shadow Shares are reflected [above] in the table describing the [Trustee's/Director's] share ownership.

The following table shows compensation received by each Trustee from the Fund and aggregate compensation from all of the Scudder funds as a group during calendar year 2001.

                                                              Pension or Retirement
                             Compensation from Scudder        Benefits Accrued as Part of     Total Compensation
Name of Trustee              Variable Series II*              Fund Expenses                   Paid to Trustees (1)
---------------              -------------------              -------------                   --------------------

John W. Ballantine                         $                               $0                            $
Lewis A. Burnham                           $                               $0                            $
Donald L. Dunaway(2)                       $                               $0                            $
James R. Edgar(3)                          $                               $0                            $
Robert B. Hoffman                          $                               $0                            $
Shirley D. Peterson                        $                               $0                            $


                                       48

                                                              Pension or Retirement
                             Compensation from Scudder        Benefits Accrued as Part of     Total Compensation
Name of Trustee              Variable Series II*              Fund Expenses                   Paid to Trustees (1)
---------------              -------------------              -------------                   --------------------

Fred B. Renwick                            $                               $0                            $
William P. Sommers                         $                               $0                            $
John G. Weithers                           $                               $0                            $

*        Scudder  Variable  Series II consisted of 27  portfolios as of December
         31, 2001.

**       Newly elected Trustee effective July 2001.  [As applicable]

(1) Aggregate compensation reflects amounts paid to the Non-interested Trustees for numerous special meetings in connection with the sale of the Advisor to Deutsche Bank. Such amounts totaled $10,340 for each Trustee. These meeting fees were borne by the Advisor.

(2) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Mr.
         Dunaway are $_________,

(3) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Mr. Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Mr. Edgar are $_________.

(4) Includes compensation for service on the boards of [ ] [trusts/corporations] comprised of [ ] fund portfolios. Each Trustee currently serves on the boards of [33] Scudder funds comprised of [ ] fund portfolios.

As of March 31, 2002, all Trustees and Officers of the Funds as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of [the/each] Fund.

To the best of the Fund's knowledge, as of March 31, 2002, no [other] person owned beneficially more than 5% of each class of the Fund's outstanding shares.]

[TO BE UPDATED]

As of March 31, 2002, the trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each Portfolio.


Except as otherwise noted, as of March 31, 2001, all the shares of the Portfolios were held of record by KILICO Variable Annuity Separate Account ("KVASA"), KILICO Variable Separate Account ("KVSA"), KILICO Variable Series II ("KVS II"), KILICO Variable Series III ("KVS III"), KILICO Variable Series VI ("KVS VI") Separate Account KGC ("KGC"), Separate Account KG ("KG"), Prudential Variable Contract Account GI-2 ("PVCA"), Cova Variable Annuity Account One ("Cova One"), Cova Variable Annuity Account Five ("Cova Five"), Lincoln Life Variable Annuity Account N ("LLVAA") American General Life Insurance Company Separate Account VL-R, Farmera Annuity Separate Account A ("Farmers VAA") and Farmers Variable Life Separate Account A ("Farmers VLA") on behalf of the owners of variable life insurance contracts and variable annuity contracts. At all meetings of shareholders of these Portfolios, Kemper Investors Life Insurance Company ("KILICO") will vote the shares held of record by KVASA, KVSA KVSA, KVS II, KVS III and KVS VI, Allmerica Financial Life Insurance and Annuity Company ("Allmerica") will vote the shares held of record by KGC and KG, Prudential Insurance Company of America ("Prudential") will vote the shares held of record by PVCA, Cova Financial Services Life Insurance Company and Cova Financial Life Insurance Company (collectively, "Cova") will vote the shares held of record by Cova One and Cova Five, and Lincoln National Life Insurance Company ("Lincoln") will vote the shares held of record by LLVAA only in accordance with the instructions received from the variable life and variable annuity contract owners on behalf of whom the shares are held. All shares for which no instructions are received will be voted in the same proportion as the shares for which instructions are received. Accordingly, KILICO disclaims beneficial ownership of the shares of these portfolios held of record by KVASA, KVSA, KVS II, KVS III and KVS VI, and Allmerica disclaims beneficial ownership of the shares of these portfolios held of record by KGC and KG, and Prudential disclaims beneficial ownership of the shares of these portfolios held of record by PVCA, and Cova disclaims beneficial ownership of the shares of these portfolios held of record by Cova One and Cova Five and Lincoln disclaims beneficial ownership of the shares of these portfolios held of record by LLVAA.


[As of March 31, 2002, Zurich Scudder holds less than 5% of each Portfolio.]



                                 NET ASSET VALUE


All Portfolios (other than the Money Market Portfolio):

The net asset value of shares of each Portfolio is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of each Portfolio attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of each Portfolio because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more brokerdealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price as of the Value Time on such exchange. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board-approved procedures does not represent the fair market value of a portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of a portfolio's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the portfolio's Board and overseen by the portfolio's Pricing Committee.

Money Market Portfolio: The net asset value per share of the Money Market Portfolio is determined as of the earlier of 4:00 p.m. Eastern time or the close of the Exchange on each day the Exchange is open for trading, except that the net asset value will not be computed on a day in which no orders to purchase shares were received or no shares were tendered for redemption. The net asset value per share is determined by dividing the total assets of the Portfolio minus its liabilities by the total number of its shares outstanding. The net asset value per share of the Money Market Portfolio is ordinarily $1.00 calculated at amortized cost in accordance with Rule 2a-7 under the 1940 Act. While this rule provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would have received if all its investments were sold. Under the direction of the Board of Trustees, certain procedures have been adopted to monitor and stabilize the price per share for the Portfolio. Calculations are made to compare the value of its investments valued at amortized cost with market-based values. Market-based values will be obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or government securities published by reputable sources. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Money Market Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.



                               DIVIDENDS AND TAXES

Dividends for Money Market Portfolio. The Money Market Portfolio's net investment income is declared as a dividend daily. Shareholders will receive dividends monthly in additional shares. If a shareholder withdraws its entire account, all dividends accrued to the time of withdrawal will be paid at that time.

Dividends for All Portfolios Except Money Market Portfolio. The Fund normally follows the practice of declaring and distributing substantially all the net investment income and any net short-term and long-term capital gains of these Portfolios at least annually.

The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.

Taxes. Each Portfolio intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code ("Code") in order to avoid taxation of the Portfolio and its shareholders.

Pursuant to the requirements of Section 817(h) of the Code, with certain limited exceptions, the only shareholders of the Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.

The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.


                               SHAREHOLDER RIGHTS


The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series," on May 1, 1999 the Fund changed its name from "Investors Fund Series" to "Kemper Variable Series" and on May 1, 2001, the Fund changed its name from "Kemper Variable Series" to "Scudder Variable Series II." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, each Portfolio (except New Europe Portfolio and Strategic Income Portfolio, which do not offer separate classes of shares) offers two classes of shares: Class A and Class B shares. Shares of each Portfolio have equal noncumulative voting rights except that each Portfolio's Class B shares have separate and exclusive voting rights with respect to the Portfolios' Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights.


On November 3, 1989, KILICO Money Market Separate Account, KILICO Total Return Separate Account, KILICO Income Separate Account and KILICO Equity Separate Account (collectively, the Accounts), which were separate accounts organized as open-end management investment companies, were restructured into one continuing separate account (KILICO Variable Annuity Separate Account) in unit investment trust form with subaccounts investing in corresponding Portfolios of the Fund. An additional subaccount also was created to invest in the Fund's Government Securities Portfolio. The restructuring and combining of the Accounts is referred to as the Reorganization. In connection with the Reorganization, approximately $550,000,000 in assets was added to the Fund (which at that time consisted of approximately $6,000,000 in assets). Because the assets added to the Fund as a result of the Reorganization were significantly greater than the existing assets of the Fund, the per share financial highlights of the Money Market, Total Return, High Yield and Growth Portfolios reflect the Accounts as the continuing entities.


Information about the Portfolios' investment performance is contained in the Fund's 2001 Annual Report to Shareholders, which may be obtained without charge from the Fund or from Participating Insurance companies which offer the Portfolios.


Shareholder inquiries should be made by writing the Fund at the address shown on the front cover or from Participating Insurance companies which offer the Portfolios.

The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


The Board may, at any time, terminate a Portfolio without shareholder approval.


Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Zurich Scudder remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Trust to purchase insurance against certain liabilities on behalf of the trustees.


                             ADDITIONAL INFORMATION

Other Information

The CUSIP number of each Portfolio is as follows:


                                                  Class A            Class B
                                                  -------            -------

Scudder Aggressive Growth Portfolio               81123X-695
Scudder Blue Chip Portfolio                       81123X-869
Scudder Contrarian Value Portfolio                81123X-836
Scudder Global Blue Chip Portfolio                81123X-828
Scudder Government Securities Portfolio           81123X-406
Scudder Growth Portfolio                          81123X-786
Scudder High Yield Portfolio                      81123X-604
Scudder International Select Equity Portfolio     81123X-844
Scudder Investment Grade Bond Portfolio           81123X-505
Scudder Money Market Portfolio                    81123X-109
Scudder New Europe Portfolio
Scudder Small Cap Growth Portfolio                81123X-745
Scudder Strategic Income Portfolio
Scudder Technology Growth Portfolio               81123X-752
Scudder Total Return Portfolio                    81123X-703
SVS Dreman Financial Services Portfolio           81123X-307
SVS Dreman High Return Equity Portfolio           81123X-208
SVS Dreman Small Cap Value Portfolio
SVS Dynamic Growth Portfolio                      81123X-687d

SVS Focused Large Cap Growth Portfolio            81123X-877
SVS Focus Value+Growth Portfolio                  81123X-760
SVS Janus Growth And Income Portfolio             81123X-802
SVS Janus Growth Opportunities Portfolio          81123X-885
SVS Index 500 Portfolio                           81123X-851
SVS Turner Mid Cap Growth Portfolio               81123X-679d
SVS Oak Strategic Equity Portfolio                81123X-661
SVS Davis Venture Value Portfolio                 81123X-653


Each Portfolio has a fiscal year ending December 31.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the investment manager in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

The Fund, or the investment manager (including any affiliate of the investment manager), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

The Portfolios' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS


Because the Class B shares of each Portfolio are newly offered, there is no financial information available as of the date of this Statement of Additional Information.

The financial statements, including the investment portfolios of each Portfolio's Class A, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Portfolio dated December 31, 2001 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                       APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

Standard & Poor's Ratings Services Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                           SCUDDER VARIABLE SERIES II

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust, dated April 24,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement)

                   (a)(2)                   Amendment to the Declaration of Trust, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                 (a)(2)(a)                  Certificate of Amendment to the Declaration of Trust, dated February 15,
                                            2002, to be filed by amendment.

                   (a)(3)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement, filed on September 1, 1999)

                   (a)(4)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated September 29, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                            Registration Statement, filed on October 29, 1999)

                   (a)(5)                   Redesignation of Series dated May 1, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement, filed on May 1, 2000)

                   (a)(6)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated January 24, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001)

                   (a)(7)                   Redesignation of Series dated November 29, 2000. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001)

                   (a)(8)                   Certificate of Amendment of Declaration of Trust, dated November 29,
                                            2000.(Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement, filed on February 15, 2001)

                   (a)(9)                   Redesignation of Series dated January 15, 2002 is filed herein.

                  (a)(10)                   Redesignation of Series dated February 15, 2002 to be filed by amendment.

                    (b)                     By-laws.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995)

                    (c)                     Text of Share Certificate.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995)



                                       2

                   (d)(1)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Money Market Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(2)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            High Yield Portfolio, and Scudder Kemper Investments, Inc., dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(3)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(4)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Government Securities Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(5)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            International Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(6)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Small Cap Growth Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(7)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Investment Grade Bond Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(8)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Value+Growth Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(9)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Horizon 20+ Portfolio, and Scudder Kemper Investments, Inc., dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(10)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Horizon 10+ Portfolio, and Scudder Kemper Investments, Inc., dated September
                                            7, 1998.

                                       3

                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(11)                   Investment Management Agreement  between the Registrant, on behalf of Kemper
                                            Horizon 5 Portfolio, and Scudder Kemper Investments, Inc., dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(12)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Contrarian Value Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(13)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Small Cap Value Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(14)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(15)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Global Income Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(16)                   Investment Management Agreement between the Registrant, on behalf of KVS
                                            Dreman High Return Equity Portfolio (formerly Kemper-Dreman High Return
                                            Equity Portfolio), and Scudder Kemper Investments, Inc., dated September 7,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(17)                   Investment Management Agreement between the Registrant, on behalf of KVS
                                            Dreman Financial Services Portfolio (formerly, Kemper Dreman Financial
                                            Services Portfolio), and Scudder Kemper Investments, Inc., dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(18)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Global Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(19)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            International Growth and Income Portfolio, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the

                                       4

                                            Registration Statement, filed on February 12, 1999)

                  (d)(20)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Total Return Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(21)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Aggressive Growth Portfolio, and Scudder Kemper Investments, Inc., dated May
                                            1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                  (d)(22)                   Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Technology Portfolio, and Scudder Kemper Investments, Inc., dated May 1,
                                            1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                  (d)(23)                   Investment Management Agreement between the Registrant, on behalf of KVS
                                            Index 500 Portfolio, and Scudder Kemper Investments, Inc., dated September
                                            1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (d)(24)                   Investment Management Agreement between the Registrant, on behalf of KVS
                                            Focused Large Cap Growth Portfolio and Scudder Kemper Investments, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                  (d)(25)                   Investment Management Agreement between the Registrant, on behalf of the KVS
                                            Growth and Income Portfolio and Scudder Kemper Investments, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                  (d)(26)                   Investment Management Agreement between the Registrant, on behalf of the KVS
                                            Growth Opportunities Portfolio and Scudder Kemper Investments, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.).

                  (d)(27)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Dynamic Growth Portfolio and Zurich Scudder Investments, Inc. dated May 1,
                                            2001 is filed herein.  (Incorporated by reference to Post-Effective
                                            Amendment No. 34 to the Registration Statement.)

                  (d)(28)                   Investment Management Agreement between the Registrant, on behalf of SVS Mid
                                            Cap Growth Portfolio and Zurich Scudder Investments, Inc. dated May 1,
                                            2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                  (d)(29)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Strategic Equity Portfolio and Zurich Scudder Investments, Inc. dated May 1,
                                            2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                       5

                  (d)(30)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Venture Value Portfolio and Zurich Scudder Investments, Inc. dated May 1,
                                            2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                  (d)(31)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Dreman
                                            Value Management, L.L.C., dated September 7, 1998, for KVS Dreman High
                                            Return Equity Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(32)                   Subadvisory Agreement between Scudder Kemper Investments, Inc., on behalf of
                                            Investors Fund Series, and Dreman Value Management, L.L.C., dated September
                                            7, 1998, for KVS Dreman Financial Services Portfolio. (Incorporated by
                                            reference to Post-Effective Amendment No. 23 to the Registration Statement,
                                            filed on February 12, 1999)

                  (d)(33)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited, dated September 7, 1998, for Kemper Global
                                            Income Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(34)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited, dated September 7, 1998, for Kemper
                                            International Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(35)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Banker
                                            Trust Company, dated September 1, 1999, for Kemper Index 500 Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (d)(36)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Eagle
                                            Asset Management, dated October 29, 1999, for KVS Focused Large Cap Growth
                                            Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                  (d)(37)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Janus
                                            Capital Corporation, dated October 29, 1999, for KVS Growth and Income
                                            Portfolio (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                  (d)(38)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. Janus Capital
                                            Corporation, dated October 29, 1999, for KVS Growth Opportunities Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                  (d)(39)                   Amended and Restated Subadvisory Agreement between Scudder Kemper
                                            Investments, Inc. and Banker Trust Company, dated August 1, 2000, for Kemper
                                            Index 500 Portfolio.  (Incorporated by reference to Post-Effective Amendment
                                            No. 34 to the Registration Statement.)



                                       6

                  (d)(40)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Deutsche
                                            Asset Management, Inc., dated May 1, 2001, for Kemper Index 500 Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                  (d)(41)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and INVESCO, dated May 1, 2001, for SVS Dynamic Growth Portfolio.  (Incorporated by
                                            reference to Post-Effective Amendment No. 34 to the Registration
                                            Statement.)

                  (d)(42)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Jennison
                                            Associates LLC, dated May 1, 2001, for SVS Focus Value+Growth Portfolio is filed herein.

                  (d)(43)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Turner
                                            Investment Partners, Inc., dated May 1, 2001, for SVS Mid Cap Growth
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (d)(44)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Oak
                                            Associates, Ltd., dated May 1, 2001, for SVS Strategic Equity Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                  (d)(45)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Davis
                                            Selected Advisers, L.P., Inc., dated May 1, 2001, for SVS Venture Value
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (d)(46)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Dreman
                                            Value Management, L.L.C., dated January 18, 2002, for SVS Dreman Small Cap
                                            Value Portfolio to be filed by amendment.

                   (e)(1)                   Underwriting Agreement between Investors Fund Series and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (e)(2)                   Underwriting Agreement between Investors Fund Series and Kemper
                                            Distributors, Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                    (f)                     Inapplicable.

                   (g)(1)                   Custody Agreement between the Registrant, on behalf of Kemper Money Market
                                            Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio,
                                            Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper
                                            International Portfolio, Kemper Small Cap Growth Portfolio, Kemper
                                            Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper
                                            Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5
                                            Portfolio, Kemper Contrarian Portfolio, Kemper Small Cap Value Portfolio,
                                            Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Investors
                                            Fiduciary Trust Company, dated March 1, 1995.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995.)



                                       7

                   (g)(2)                   Foreign Custodian Agreement between Chase Manhattan Bank and Kemper
                                            Investors Fund, dated January 2, 1990.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995.)

                   (g)(3)                   Custody Agreement between the Registrant, on behalf of KVS Dreman High
                                            Return Equity Portfolio and KVS Dreman Financial Services Portfolio, and
                                            State Street Bank and Trust Company, dated April 24, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (g)(4)                   Custody Agreement between the Registrant, on behalf of Kemper International
                                            Growth and Income Portfolio and Kemper Global Blue Chip Portfolio, and Brown
                                            Brothers Harriman & Co., dated May 1, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (g)(5)                   Addendum to the Custody Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio,
                                            and State Street Bank and Trust Company, dated May 1, 1999.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (h)(1)                   Agency Agreement between Kemper Investors Fund and Investors Fiduciary Trust
                                            Company, dated March 24, 1987.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995.)

                 (h)(1)(a)                  Agency Agreement between Scudder Variable Series II and Scudder Investments
                                            Service Company, dated July 1, 2001, is filed herein.

                   (h)(2)                   Supplement to Agency Agreement.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                   (h)(3)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High
                                            Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities
                                            Portfolio, Kemper International Portfolio, Kemper Small Cap Growth
                                            Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth
                                            Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio,
                                            Kemper Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value
                                            Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio,
                                            and Scudder Fund Accounting Corporation, dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 21 to the
                                            Registration Statement, filed on March 26, 1998.)

                   (h)(4)                   Fund Accounting Services Agreements between the Registrant, on behalf of KVS
                                            Dreman High Return Equity Portfolio, KVS Dreman Financial Services
                                            Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth
                                            and Income Portfolio, and Scudder Fund Accounting Corporation, dated May 1,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)



                                       8

                   (h)(5)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                   (h)(6)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Technology Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                  (h)(12)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Index 500 Portfolio (formerly, Kemper Index 500 Portfolio), and Scudder Fund
                                            Accounting Corporation, dated September 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (h)(13)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Focused Large Cap Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated October 29, 1999. (Incorporated by reference to Post-Effective
                                            Amendment No. 30 to the Registration Statement.)

                  (h)(14)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated
                                            October 29, 1999. (Incorporated by reference to Post-Effective Amendment No.
                                            30 to the Registration Statement.)

                  (h)(15)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Growth Opportunities Portfolio, and Scudder Fund Accounting Corporation,
                                            dated October 29, 1999. (Incorporated by reference to Post-Effective
                                            Amendment No. 30 to the Registration Statement.)

                  (h)(16)                   Amended and Restated Establishment and Designation of Series, on behalf of
                                            Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio,
                                            dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (h)(17)                   Amended and Restated Establishment and Designation of Series, on behalf of
                                            KVS Index 500 Portfolio, dated July 14, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (h)(18)                   Amended and Restated Establishment and Designation of Series, on behalf of
                                            KVS Growth Opportunities Portfolio, KVS Growth And Income Portfolio and KVS
                                            Focused Large Cap Growth Portfolio dated September 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration
                                            Statement.)

                  (h)(19)                   Amendment to Custodian Contract between State Street Bank and Trust Company and Kemper Variable Series, dated January 5, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                                       9

                  (h)(20)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Dynamic Growth Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (h)(21)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Mid Cap Growth Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (h)(22)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Strategic Equity Portfolio, and Scudder Fund Accounting Corporation, dated
                                            May 1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (h)(23)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Venture Value Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                   (i)(1)                   Opinion of Counsel from Vedder, Price, Kaufman & Kammholz to be filed by amendment.

                   (i)(2)                   Opinion of Counsel from Dechert to be filed by amendment.

                    (j)                     Consent from Ernst & Young LLP to be filed by amendment.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)                     Inapplicable.

                    (n)                     Inapplicable.

                   (p)(1)                   Code of Ethics for Scudder Kemper Investments, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement, filed on May 1, 2000)

                 (p)(1)(a)                  Revised Code of Ethics for Zurich Scudder Investments, Inc. dated January 1,
                                            2002 is filed herein.

                   (p)(2)                   Code of Ethics for Kemper Variable Series.
                                            (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement, filed on May 1, 2000)

                   (p)(3)                   Code of Ethics for Eagle Asset Management.
                                            (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement, filed on May 1, 2000)

                   (p)(4)                   Code of Ethics for Janus Capital Corporation.
                                            (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement, filed on May 1, 2000)

                   (p)(5)                   Code of Ethics for INVESCO.  (Incorporated by reference to Post-Effective
                                            Amendment No. 34 to the Registration Statement.)

                                       10

                   (p)(6)                   Code of Ethics for Jennison Associates LLC.  (Incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement.)

                   (p)(7)                   Code of Ethics for Turner Investment Partners, Inc.  (Incorporated by
                                            reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                   (p)(8)                   Code of Ethics for Oak Associates, Ltd.  (Incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement.)

                   (p)(9)                   Code of Ethics for Davis Selected Advisers, L.P.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (p)(10)                   Code of Ethics for Deutsche Asset Management, Inc. (Incorporated by
                                            reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (p)(11)                   Code of Ethics for Dreman Value Management, LLC.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

                  (p)(12)                   Code of Ethics for Massachusetts Financial Services to be filed by amendment.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 23(a) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name
----                       Business and Other Connections of Board of Directors of Registrant's Advisor
                           ----------------------------------------------------------------------------

Lynn S. Birdsong           Director and Vice President, Zurich Scudder Investments, Inc.**
                           Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc.+
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd.@@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation**
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd.@@

Nicholas Bratt             Director and Vice President, Zurich Scudder Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Zurich Scudder Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Martin Feinstein           Director, Zurich Scudder Investments, Inc.**

Steven Gluckstern          Director, Chairman of the Board,  Zurich Scudder Investments, Inc.**
                           Chief Executive Officer, Zurich Global Asset Business

Gunther Gose               Director, Zurich Scudder Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Harold D. Kahn             Treasurer and Chief Financial Officer, Zurich Scudder Investments, Inc.**



                                       12

Name
----                       Business and Other Connections of Board of Directors of Registrant's Advisor
                           ----------------------------------------------------------------------------

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder
                                Investments, Inc.**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Senior Vice President, Chief Legal Officer& Assistant Clerk, Scudder
                                Investor Services, Inc.**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President & Assistant Secretary,
                           Scudder Precious Metals, Inc.*** Director, Vice
                           President & Secretary, Scudder, Stevens & Clark of
                           Canada, Ltd.*** Director, Vice President & Secretary,
                           Scudder Canada Investor Services Ltd.*** Director,
                           Vice President & Secretary, Scudder Realty Advisers,
                           Inc.@ Director and Secretary, Scudder, Stevens &
                           Clark Corporation** Director, Vice President and
                           Secretary, Scudder Defined Contribution Services,
                           Inc.** Director, Vice President and Secretary,
                           Scudder Capital Asset Corporation** Director, Vice
                           President and Secretary, Scudder Capital Stock
                           Corporation** Director, Vice President and Secretary,
                           Scudder Capital Planning Corporation** Director, Vice
                           President and Secretary, SS&C Investment
                           Corporation** Director, Vice President and Secretary,
                           SIS Investment Corporation** Director, Vice President
                           and Secretary, SRV Investment Corporation** Director,
                           Vice President, Chief Legal Officer and Secretary,
                           Scudder Financial
                                Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.@@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc.+
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Kemper Scudder
                                Distributors, Inc.
                           Director and Secretary, Scudder Investments Service Company

Farhan Sharaff             Chief Investment Officer, Zurich Scudder Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.@
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd. oo
                           Director, Scudder Investments Japan, Inc.+
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

*             Two International Place, Boston, MA
@             333 South Hope Street, Los Angeles, CA
**            345 Park Avenue, New York, NY
#             Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
              Luxembourg B 34.564
***           Toronto, Ontario, Canada

@@@           Grand Cayman, Cayman Islands, British West Indies
o             20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
###           1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
xx            222 S. Riverside, Chicago, IL
xxx           Zurich Towers, 1400 American Ln., Schaumburg, IL
@@            P.O. Box 309, Upland House, S. Church St., Grand Cayman,
              British West Indies
##            Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
oo            1 South Place 5th floor, London EC2M 2ZS England
ooo           One Exchange Square 29th Floor, Hong Kong
+             Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
              Tokyo 105-0001
x             Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters
--------          ----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Zurich Scudder Investments, Inc.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                  (3)

         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Mark S. Casady                Chairman and Director                    None
         Two International Place
         Boston, MA  02110-4103

         Thomas V. Bruns               President                                None

         Linda C. Coughlin             Vice Chairman and Director               Trustee, Vice President and
         Two International Place                                                Chairman
         Boston, MA  02110-4103

         William F. Glavin             Vice President and Director              None
         Two International Place
         Boston, MA  02110-4103

         Thomas V. Bruns               President                                None
         222 South Riverside Plaza
         Chicago, IL  60606

         James J. McGovern             Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY  10054

         Paula Gaccione                Secretary                                None
         345 Park Avenue
         New York, NY  10054



                                       14

                      (1)                            (2)                                  (3)

         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Linda J. Wondrack             Vice President and Chief Compliance      Vice President
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Scott B. David                Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert J. Guerin              Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Howard S. Schneider           Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Todd N. Gierke                Assistant Treasurer                      None
         222 South Riverside Plaza
         Chicago, IL  60606



                                       15

                      (1)                            (2)                                  (3)

         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         James E. Keating              Assistant Treasurer                      None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      Vice President and Assistant
         222 South Riverside Plaza                                              Secretary
         Chicago, IL  60606

         Caroline Pearson              Assistant Secretary                      Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Diane E. Ratekin              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         (c)      Not applicable

Item 28.        Location of Accounts and Records
--------        --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment advisor, Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts, 02110, or, in the case of records concerning transfer agency functions at the office of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement, pursuant to Rule 485(a) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 8th day of February, 2002.

                                           SCUDDER VARIABLE SERIES II

                                           By: /s/Mark S. Casady
                                               ---------------------
                                               Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 8th day of February, 2002 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE
---------                                   -----


/s/ John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      February 8, 2002

/s/ Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee                                      February 8, 2002

/s/ Mark S. Casady
--------------------------------------
Mark S. Casady*                             Trustee and President                        February 8, 2002

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Trustee, Vice President and Chairman         February 8, 2002

/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      February 8, 2002

/s/ James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      February 8, 2002

/s/ William F. Glavin, Jr.
--------------------------------------
William F. Glavin, Jr.*                     Trustee                                      February 8, 2002

/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      February 8, 2002

/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      February 8, 2002

/s/ Fred B. Renwick
--------------------------------------
Fred B. Renwick*                            Trustee                                      February 8, 2002

/s/ William P. Sommers
--------------------------------------
William P. Sommers*                         Trustee                                      February 8, 2002

/s/ John G. Weithers
--------------------------------------
John G. Weithers*                           Trustee                                      February 8, 2002


/s/Gary French
--------------------------------------
Gary French                                 Treasurer (Principal Financial               February 8, 2002
                                            and Accounting Officer)


*By:     /s/John Millette
         --------------------
         John Millette**
         Secretary


         ** Attorney-in-fact pursuant to powers of attorney filed herein.

                                POWER OF ATTORNEY

                           Scudder Variable Series II

Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Philip J. Collora, John Millette, Caroline Pearson, and David Sturms and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/John W. Ballantine                                                                     July 18, 2001
--------------------------------------
John W. Ballantine                          Trustee


/s/Lewis A. Burnham                                                                       July 18, 2001
--------------------------------------
Lewis A. Burnham                            Trustee


/s/Mark S. Casady                                                                         July 18, 2001
--------------------------------------
Mark S. Casady                              Trustee and President


/s/Linda C. Coughlin                                                                      July 18, 2001
--------------------------------------
Linda C. Coughlin                           Trustee, Vice President and Chairman


/s/Donald L. Dunaway                                                                      July 18, 2001
--------------------------------------
Donald L. Dunaway                           Trustee


/s/James R. Edgar                                                                         July 18,2001
--------------------------------------
James R. Edgar                              Trustee


/s/William F. Glavin, Jr.                                                                 July 18,2001
--------------------------------------
William F. Glavin, Jr.                      Trustee


/s/Robert B. Hoffman                                                                       July 18, 2001
--------------------------------------
Robert B. Hoffman                           Trustee


/s/Shirley D. Peterson                                                                    July 18, 2001
--------------------------------------
Shirley D. Peterson                         Trustee


/s/Fred B. Renwick                                                                        July 18, 2001
--------------------------------------
Fred B. Renwick                             Trustee


/s/William P. Sommers                                                                     July 18, 2001
--------------------------------------
William P. Sommers                          Trustee


/s/John G. Weithers                                                                      July 18, 2001
--------------------------------------
John G. Weithers                            Trustee

                                                               File No. 33-11802
                                                               File No. 811-5002



                             SECURITIES AND EXCHANGE
                                   COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 35
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 36

                            TO REGISTRATION STATEMENT

                                      UNDER

                          THE INVESTMENT COMPANY ACT OF
                                      1940



                           SCUDDER VARIABLE SERIES II

                           SCUDDER VARIABLE SERIES II

                                  EXHIBIT INDEX

                                 Exhibit (a)(9)

                                 Exhibit (d)(42)

                                Exhibit (h)(1)(a)

                                Exhibit (p)(1)(a)